Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (42.9%)

		Communication Services (3.8%)

12,000,000		Bilibili, Inc.*^ 1.375%, 04/01/26	$11,307,360

8,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	10,766,288

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	9,955,189

11,000,000		Gannett Company, Inc. 4.750%, 04/15/24	11,638,550

5,000,000		IAC Financeco 3, Inc.* 2.000%, 01/15/30	5,405,750

30,000,000		IAC FinanceCo, Inc.*^~ 0.875%, 10/01/22	49,344,750

		iQIYI, Inc.*

20,000,000		2.000%, 04/01/25	18,972,800

10,000,000		3.750%, 12/01/23^	10,595,150

5,000,000		Liberty Media Corp.* 2.250%, 12/01/48	6,018,275

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	6,050,325

10,000,000		Momo, Inc. 1.250%, 07/01/25	9,335,000

10,000,000		Sea, Ltd. 2.250%, 07/01/23	19,105,900

		Twitter, Inc.

34,000,000		0.250%, 06/15/24	36,366,570

15,000,000		1.000%, 09/15/21~	14,782,200

7,500,000		Vonage Holdings Corp.* 1.750%, 06/01/24	7,931,250

13,000,000		World Wrestling Entertainment, Inc.^~ 3.375%, 12/15/23	38,946,505

		YY, Inc.*^

10,000,000		1.375%, 06/15/26	9,778,800

10,000,000		0.750%, 06/15/25	9,768,450

8,500,000		Zillow Group, Inc.^ 2.000%, 12/01/21	9,934,120

13,059,000		Zynga, Inc.*~ 0.250%, 06/01/24	13,452,598

			309,455,830

		Consumer Discretionary (6.1%)

55,000,000		Booking Holdings, Inc.~ 0.350%, 06/15/20	79,732,675

		Chegg, Inc.^

15,000,000		0.250%, 05/15/23~	26,115,300

10,200,000		0.125%, 03/15/25*	11,379,579

35,327,000		Ctrip.com International, Ltd.^~ 1.990%, 07/01/25	39,306,763

16,000,000		Etsy, Inc.^~ 0.000%, 03/01/23	31,034,000

15,000,000		Guess, Inc.*~ 2.000%, 04/15/24	14,416,425

14,050,000		LGI Homes, Inc.~ 4.250%, 11/15/19	46,852,465

25,000,000		MercadoLibre, Inc.*^~ 2.000%, 08/15/28	39,664,375

		NIO, Inc.

25,000,000		4.500%, 02/01/24	14,781,250

5,000,000		4.500%, 02/01/24*~	2,866,675

PRINCIPAL AMOUNT			VALUE

7,000,000		Quotient Technology, Inc. 1.750%, 12/01/22	$6,810,230

15,500,000	EUR	Takeaway.com, NV 2.250%, 01/25/24	23,823,815

		Tesla, Inc.~

50,000,000		2.000%, 05/15/24	50,658,000

45,000,000		2.375%, 03/15/22^	45,786,825

10,000,000		1.250%, 03/01/21	9,757,950

		Wayfair, Inc.^~

25,000,000		1.125%, 11/01/24*	34,002,250

12,500,000		0.375%, 09/01/22	17,666,625

			494,655,202

		Consumer Staples (0.7%)

		Herbalife Nutrition, Ltd.

30,000,000		2.000%, 08/15/19^~	29,898,450

10,000,000		2.625%, 03/15/24	9,591,500

15,000,000	GBP	J Sainsbury, PLC 1.250%, 11/21/19	18,215,228

4,000,000		Turning Point Brands, Inc.* 2.500%, 07/15/24	3,914,800

			61,619,978

		Energy (0.5%)

15,000,000		Chesapeake Energy Corp. 5.500%, 09/15/26	10,699,500

5,000,000		Nabors Industries, Inc. 0.750%, 01/15/24	3,514,600

5,000,000		Oasis Petroleum, Inc.~ 2.625%, 09/15/23	4,388,700

4,000,000		Renewable Energy Group, Inc. 4.000%, 06/15/36	5,590,240

4,000,000		SEACOR Holdings, Inc. 3.250%, 05/15/30	3,793,280

10,000,000		Whiting Petroleum Corp.^ 1.250%, 04/01/20	9,733,350

			37,719,670

		Financials (2.0%)

5,000,000		Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	5,036,675

21,120,000		AXA, SA*~ 7.250%, 05/15/21	22,962,720

15,000,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	11,765,810

10,000,000		Goldman Sachs BDC, Inc. 4.500%, 04/01/22	10,127,750

5,000,000		Heritage Insurance Holdings, Inc. 5.875%, 08/01/37	5,795,725

5,000,000		Hope Bancorp, Inc. 2.000%, 05/15/38	4,690,650

10,000,000		JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	10,432,700

30,000,000		LendingTree, Inc.~ 0.625%, 06/01/22	49,648,350

5,000,000		PRA Group, Inc. 3.500%, 06/01/23	4,957,850

5,000,000		Qudian, Inc.* 1.000%, 07/01/26	5,764,000

		Redwood Trust, Inc.

5,000,000		5.625%, 07/15/24	5,048,225

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

5,000,000		4.750%, 08/15/23	$4,974,375

1,500,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/14/20	20,497,633

			161,702,463

		Health Care (5.9%)

5,000,000		Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	4,967,175

5,000,000		AMAG Pharmaceuticals, Inc.~ 3.250%, 06/01/22	3,871,375

20,000,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	16,451,244

10,000,000	EUR	Bayer, AG 0.050%, 06/15/20	11,056,222

5,000,000		CONMED Corp.* 2.625%, 02/01/24	5,850,875

22,953,000		DexCom, Inc.^~ 0.750%, 05/15/22	38,060,550

5,000,000		Evolent Health, Inc.*~ 1.500%, 10/15/25	3,208,200

5,000,000		Flexion Therapeutics, Inc. 3.375%, 05/01/24	4,155,425

2,500,000		Immunomedics, Inc. 4.750%, 02/15/20	7,308,800

17,000,000		Innoviva, Inc.~ 2.500%, 08/15/25	17,169,490

13,333,000		Insmed, Inc.~ 1.750%, 01/15/25	12,212,961

25,000,000		Insulet Corp.~ 1.250%, 09/15/21	52,889,625

		Intercept Pharmaceuticals, Inc.

5,000,000		3.250%, 07/01/23	4,324,500

5,000,000		2.000%, 05/15/26^	4,460,075

3,000,000		Invacare Corp. 4.500%, 06/01/22	2,236,680

25,000,000		Ionis Pharmaceuticals, Inc.~ 1.000%, 11/15/21	30,116,625

8,000,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	8,522,160

15,000,000		Ligand Pharmaceuticals, Inc.~ 0.750%, 05/15/23	12,428,400

		Medicines Company

12,500,000		2.750%, 07/15/23	12,548,313

7,500,000		2.500%, 01/15/22~	9,004,913

4,000,000		3.500%, 01/15/24*	6,480,240

6,855,000		Molina Healthcare, Inc.~ 1.125%, 01/15/20	22,212,119

15,000,000		Neurocrine Biosciences, Inc.~ 2.250%, 05/15/24	21,628,200

20,000,000		NuVasive, Inc.^~ 2.250%, 03/15/21	24,098,800

5,000,000		OPKO Health, Inc. 4.500%, 02/15/25	4,179,325

5,000,000		Pacira BioSciences, Inc. 2.375%, 04/01/22	5,175,800

6,661,000		Quidel Corp.~ 3.250%, 12/15/20	12,890,034

5,000,000		Radius Health, Inc. 3.000%, 09/01/24	4,366,400

5,000,000		Retrophin, Inc. 2.500%, 09/15/25	4,554,250

20,000,000		Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	43,683,700

10,000,000		Supernus Pharmaceuticals, Inc.^ 0.625%, 04/01/23	9,849,100

PRINCIPAL AMOUNT		VALUE

2,276,000	Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	$2,534,781

	Teladoc Health, Inc.

8,050,000	1.375%, 05/15/25^	12,115,854

8,000,000	3.000%, 12/15/22~	14,137,480

5,000,000	Theravance Biopharma, Inc.~ 3.250%, 11/01/23	4,720,100

5,000,000	Tilray, Inc.* 5.000%, 10/01/23	3,986,375

11,461,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	12,432,778

10,000,000	Wright Medical Group, NV~ 2.250%, 11/15/21	14,422,300

		484,311,244

	Industrials (0.4%)

5,000,000	Aerojet Rocketdyne Holdings, Inc.^~ 2.250%, 12/15/23	8,671,075

10,000,000	Arconic, Inc.^ 1.625%, 10/15/19	10,054,400

11,250,000	FTI Consulting, Inc.*~ 2.000%, 08/15/23	13,591,575

		32,317,050

	Information Technology (21.7%)

2,500,000	8x8, Inc.* 0.500%, 02/01/24	2,866,938

38,500,000	Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	148,998,272

10,000,000	Altair Engineering, Inc. 0.250%, 06/01/24	11,081,150

12,500,000	Alteryx, Inc.^~ 0.500%, 06/01/23	33,843,375

36,000,000	Atlassian, Inc.^ 0.625%, 05/01/23	64,974,600

5,000,000	Avaya Holdings Corp. 2.250%, 06/15/23	4,376,500

7,500,000	Benefitfocus, Inc.* 1.250%, 12/15/23	6,613,050

3,000,000	CalAmp Corp.* 2.000%, 08/01/25	2,425,200

7,000,000	Carbonite, Inc. 2.500%, 04/01/22	7,056,210

8,800,000	Cardtronics, Inc.~ 1.000%, 12/01/20	8,612,428

11,376,000	Coupa Software, Inc.*^~ 0.125%, 06/15/25	12,809,148

11,000,000	CSG Systems International, Inc.^ 4.250%, 03/15/36	12,414,930

20,000,000	Cypress Semiconductor Corp.~ 4.500%, 01/15/22	34,360,800

	Electronics For Imaging, Inc.

10,500,000	0.750%, 09/01/19	10,488,975

5,000,000	2.250%, 11/15/23*	5,931,650

10,000,000	Envestnet, Inc. 1.750%, 12/15/19	11,642,500

	FireEye, Inc.

7,500,000	0.875%, 06/01/24	7,359,225

5,000,000	1.625%, 06/01/35	4,714,025

5,000,000	1.000%, 06/01/35~	4,911,525

17,000,000	Five9, Inc.^ 0.125%, 05/01/23	23,134,110

5,000,000	GDS Holdings, Ltd.^ 2.000%, 06/01/25	5,235,825

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,999,000	Guidewire Software, Inc. 1.250%, 03/15/25	$5,632,548

26,500,000	HubSpot, Inc.^~ 0.250%, 06/01/22	51,358,457

5,000,000	II-VI, Inc.^ 0.250%, 09/01/22	5,493,550

15,000,000	Infinera Corp. 2.125%, 09/01/24	11,338,725

8,000,000	Inphi Corp. 1.125%, 12/01/20	12,114,520

15,000,000	Intel Corp.~ 3.250%, 08/01/39	37,244,250

4,000,000	InterDigital, Inc.* 2.000%, 06/01/24	4,089,800

25,000,000	j2 Global, Inc.^~ 3.250%, 06/15/29	35,053,000

7,500,000	LivePerson, Inc.* 0.750%, 03/01/24	8,452,725

	Microchip Technology, Inc.

20,000,000	1.625%, 02/15/25~	38,294,400

19,903,000	1.625%, 02/15/27~	25,449,469

7,500,000	2.250%, 02/15/37	9,659,063

23,975,000	Micron Technology, Inc.~ 3.125%, 05/01/32	108,129,528

15,000,000	MongoDB, Inc. 0.750%, 06/15/24	32,730,600

20,000,000	New Relic, Inc.^ 0.500%, 05/01/23	22,122,700

15,000,000	Nice Systems, Inc.^~ 1.250%, 01/15/24	27,875,625

12,229,000	Nuance Communications, Inc.^~ 1.000%, 12/15/35	11,652,280

11,500,000	Nutanix, Inc. 0.000%, 01/15/23	10,484,838

31,942,000	NXP Semiconductors, NV^~ 1.000%, 12/01/19	34,157,976

22,500,000	Okta, Inc.^~ 0.250%, 02/15/23	61,615,575

25,000,000	ON Semiconductor Corp.^~ 1.625%, 10/15/23	31,905,000

10,000,000	OSI Systems, Inc.~ 1.250%, 09/01/22	11,918,450

30,000,000	Palo Alto Networks, Inc.*^~ 0.750%, 07/01/23	33,092,850

7,148,000	Pluralsight, Inc.* 0.375%, 03/01/24	7,764,944

5,000,000	PROS Holdings, Inc.* 1.000%, 05/15/24	6,282,475

10,000,000	Pure Storage, Inc.^ 0.125%, 04/15/23	9,696,250

	Q2 Holdings, Inc.

15,000,000	0.750%, 02/15/23	22,314,825

5,625,000	0.750%, 06/01/26*	6,228,113

20,000,000	RealPage, Inc.^~ 1.500%, 11/15/22	31,453,200

10,000,000	Red Hat, Inc. 0.250%, 10/01/19	25,848,300

23,000,000	RingCentral, Inc.^~ 0.000%, 03/15/23	41,172,875

7,500,000	Rovi Corp.^ 0.500%, 03/01/20	7,341,563

50,000,000	ServiceNow, Inc.^~ 0.000%, 06/01/22	104,129,750

15,000,000	Silicon Laboratories, Inc.^~ 1.375%, 03/01/22	19,834,800

	Splunk, Inc.*~

31,500,000	0.500%, 09/15/23	35,994,105

PRINCIPAL AMOUNT			VALUE

25,000,000		1.125%, 09/15/25	$29,042,875

		Square, Inc.^

25,000,000		0.375%, 03/01/22~	88,571,250

20,000,000		0.500%, 05/15/23	25,391,800

12,500,000		Synaptics, Inc.^ 0.500%, 06/15/22	11,382,187

10,000,000		Teradyne, Inc.^ 1.250%, 12/15/23	18,351,200

15,000,000		TTM Technologies, Inc.~ 1.750%, 12/15/20	17,958,375

30,000,000		Twilio, Inc.^ 0.250%, 06/01/23	61,465,650

6,000,000		Viavi Solutions, Inc.^~ 1.000%, 03/01/24	7,553,730

10,000,000		Vishay Intertechnology, Inc.^ 2.250%, 06/15/25	9,332,000

15,000,000		Weibo Corp.^ 1.250%, 11/15/22	14,120,175

9,500,000		Wix.com, Ltd.^ 0.000%, 07/01/23	11,979,357

		Workday, Inc.~

35,000,000		0.250%, 10/01/22	51,477,475

12,500,000		1.500%, 07/15/20^	30,616,062

10,000,000		Zendesk, Inc.~ 0.250%, 03/15/23	14,656,600

			1,763,676,301

		Materials (0.6%)

20,000,000		Allegheny Technologies, Inc.~ 4.750%, 07/01/22	33,215,300

3,000,000		Pretium Resources, Inc. 2.250%, 03/15/22	3,021,915

5,000,000		SSR Mining, Inc.* 2.500%, 04/01/39	5,737,175

5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	4,973,225

			46,947,615

		Real Estate (1.1%)

10,000,000	EUR	Deutsche Wohnen, SE 0.325%, 07/26/24	11,652,730

40,000,000		Extra Space Storage, LP*~ 3.125%, 10/01/35	49,665,400

6,000,000		Forestar Group, Inc. 3.750%, 03/01/20	6,029,580

7,700,000		IH Merger Sub, LLC 3.500%, 01/15/22	9,666,618

6,000,000	EUR	IMMOFINANZ, AG 1.500%, 01/24/24	8,180,589

7,500,000		iStar, Inc. 3.125%, 09/15/22	7,989,375

			93,184,292

		Utilities (0.1%)

500,000,000	JPY	Chugoku Electric Power Company, Inc. 0.000%, 01/24/20	4,651,370

		TOTAL CONVERTIBLE BONDS (Cost $2,994,342,125)	3,490,241,015

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)

		United States Treasury Note

25,000,000		2.875%, 10/31/20	25,273,926

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

25,000,000	2.375%, 04/30/20	$25,052,734

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $49,912,116)	50,326,660

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.6%)

	Consumer Staples (0.1%)

100,000	Energizer Holdings, Inc.^ 7.500%, 01/15/22	9,281,000

	Financials (0.8%)

250,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	43,235,000

122,820	Assurant, Inc. 6.500%, 03/15/21	14,347,832

50,000	Virtus Investment Partners, Inc. 7.250%, 02/01/20	4,664,500

		62,247,332

	Health Care (0.4%)

514,735	Becton Dickinson and Company~ 6.125%, 05/01/20	31,733,413

	Industrials (0.7%)

230,000	Colfax Corp. 5.750%, 01/15/22	28,697,100

10,500	Fortive Corp.^ 5.000%, 07/01/21	10,257,555

300,000	Rexnord Corp.^~ 5.750%, 11/15/19	17,721,000

		56,675,655

	Materials (0.2%)

242,647	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	13,047,129

	Real Estate (0.2%)

12,856	Crown Castle International Corp. 6.875%, 08/01/20	15,501,251

	Utilities (1.2%)

99,780	American Electric Power Company, Inc.^ 6.125%, 03/15/22	5,436,014

308,881	Aqua America, Inc. 6.000%, 04/30/22	17,661,816

400,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^§ 7.000%, 09/01/21	20,444,000

60,597	Dominion Energy, Inc. 6.750%, 08/15/19	3,041,969

330,000	DTE Energy Company~ 6.500%, 10/01/19	18,414,000

	Sempra Energy

147,059	6.000%, 01/15/21^	16,347,079

135,000	6.750%, 07/15/21	15,045,750

NUMBER OF SHARES		VALUE

88,235	South Jersey Industries, Inc. 7.250%, 04/15/21	$4,728,514

		101,119,142

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $256,458,237)	289,604,922

COMMON STOCKS (52.4%)

	Communication Services (5.4%)

116,416	Activision Blizzard, Inc.	5,674,116

49,561	Alphabet, Inc. - Class A~#	60,375,210

51,300	Alphabet, Inc. - Class C~#	62,415,684

1,250,238	AT&T, Inc.~	42,570,604

33,501	Charter Communications, Inc. - Class A#	12,910,615

826,447	Comcast Corp. - Class A~	35,677,717

497,754	Facebook, Inc. - Class A~#	96,678,760

142,816	Fox Corp. - Class A	5,329,893

72,800	Netflix, Inc.#	23,513,672

136,565	Twitter, Inc.#	5,778,065

735,469	Verizon Communications, Inc.~	40,649,372

322,819	Walt Disney Company~	46,166,345

		437,740,053

	Consumer Discretionary (5.5%)

73,200	Amazon.com, Inc.~#	136,648,296

115,589	Aptiv, PLC	10,131,376

6,616	Booking Holdings, Inc.~#	12,481,812

98,689	Carnival Corp.~	4,661,082

153,379	D.R. Horton, Inc.~	7,044,698

50,489	Darden Restaurants, Inc.~	6,137,443

75,526	Dollar General Corp.~	10,121,995

176,559	eBay, Inc.	7,272,465

69,598	Expedia Group, Inc.	9,238,439

685,731	Ford Motor Company~	6,535,016

182,665	General Motors Company	7,368,706

210,931	Home Depot, Inc.~	45,073,845

103,563	Leggett & Platt, Inc.^	4,139,413

173,580	Lowe’s Companies, Inc.~	17,601,012

170,720	McDonald’s Corp.	35,974,118

299,764	MGM Resorts International	8,998,915

41,823	Mohawk Industries, Inc.~#	5,214,910

228,276	Nike, Inc. - Class B~	19,638,584

20,762	O’Reilly Automotive, Inc.#	7,905,339

41,729	PVH Corp.~	3,710,543

87,183	Ross Stores, Inc.~	9,244,014

90,857	Royal Caribbean Cruises, Ltd.	10,570,303

211,744	Starbucks Corp.~	20,050,039

130,953	Target Corp.~	11,314,339

272,534	TJX Companies, Inc.~	14,869,455

15,636	Ulta Salon Cosmetics & Fragrance, Inc.#	5,460,873

91,987	VF Corp.	8,038,744

		445,445,774

	Consumer Staples (3.9%)

354,928	Altria Group, Inc.~	16,706,461

144,367	Archer-Daniels-Midland Company~	5,930,596

92,781	Church & Dwight Company, Inc.	6,999,399

634,773	Coca-Cola Company	33,408,103

143,056	Colgate-Palmolive Company~	10,262,837

29,618	Constellation Brands, Inc. - Class A	5,829,415

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

56,814	Costco Wholesale Corp.~	$15,659,643

156,470	General Mills, Inc.	8,310,122

115,327	Kellogg Company~	6,714,338

85,955	Kimberly-Clark Corp.	11,659,796

198,782	Kraft Heinz Company	6,363,012

206,032	Kroger Company	4,359,637

331,986	Mondelez International, Inc. - Class A	17,757,931

89,317	Monster Beverage Corp.#	5,758,267

239,589	PepsiCo, Inc.~	30,621,870

355,422	Philip Morris International, Inc.~	29,716,833

427,943	Procter & Gamble Company	50,514,392

119,362	Sysco Corp.	8,184,652

145,154	Walgreens Boots Alliance, Inc.	7,909,442

314,990	Walmart, Inc.~	34,768,596

		317,435,342

	Energy (2.7%)

65,007	Anadarko Petroleum Corp.~	4,788,416

359,508	Chevron Corp.~	44,259,030

77,586	Concho Resources, Inc.~	7,578,600

257,428	ConocoPhillips~	15,208,846

70,743	EOG Resources, Inc.~	6,073,286

623,119	Exxon Mobil Corp.~	46,335,129

351,718	Halliburton Company	8,089,514

109,546	Hess Corp.	7,102,963

489,605	Kinder Morgan, Inc.	10,095,655

181,325	Marathon Petroleum Corp.	10,224,917

132,880	Occidental Petroleum Corp.	6,824,717

98,147	ONEOK, Inc.	6,878,142

68,887	Phillips 66~	7,065,051

88,283	Pioneer Natural Resources Company	12,186,585

332,784	Schlumberger, Ltd.	13,301,376

66,647	Valero Energy Corp.~	5,681,657

247,035	Williams Companies, Inc.	6,086,942

		217,780,826

	Financials (6.9%)

40,951	Affiliated Managers Group, Inc.	3,513,186

121,695	Aflac, Inc.~	6,406,025

94,942	Allstate Corp.~	10,196,771

109,709	American Express Company~	13,644,508

347,143	American International Group, Inc.~	19,436,537

84,871	Arthur J. Gallagher & Company	7,674,884

71,358	Assurant, Inc.	8,089,143

1,929,415	Bank of America Corp.~	59,194,452

177,169	Bank of New York Mellon Corp.	8,312,769

150,641	BB&T Corp.~	7,762,531

313,788	Berkshire Hathaway, Inc. - Class B~#	64,461,469

18,382	BlackRock, Inc.~	8,596,894

245,992	Capital One Financial Corp.~	22,734,581

122,105	Cboe Global Markets, Inc.	13,347,298

134,152	Charles Schwab Corp.~	5,798,049

79,243	Chubb, Ltd.~	12,111,500

331,124	Citigroup, Inc.~	23,562,784

38,230	CME Group, Inc.	7,432,677

83,923	Discover Financial Services	7,531,250

221,155	E*TRADE Financial Corp.	10,790,152

88,022	First Republic Bank	8,745,866

103,059	Goldman Sachs Group, Inc.~	22,686,378

630,448	JPMorgan Chase & Company~	73,131,968

131,194	Marsh & McLennan Companies, Inc.	12,961,967

NUMBER OF SHARES		VALUE

142,943	MetLife, Inc.~	$7,064,243

110,445	Morgan Stanley~	4,921,429

77,842	PNC Financial Services Group, Inc.~	11,123,622

56,923	Prudential Financial, Inc.~	5,766,869

49,413	S&P Global, Inc.	12,103,714

71,538	State Street Corp.~	4,155,642

98,732	SunTrust Banks, Inc.~	6,575,551

63,450	Travelers Companies, Inc.~	9,303,039

383,512	US Bancorp	21,917,711

629,920	Wells Fargo & Company~	30,494,427

228,323	Zions Bancorporation, N.A. ^	10,290,518

		561,840,404

	Health Care (7.3%)

246,161	Abbott Laboratories~	21,440,623

255,962	AbbVie, Inc.~	17,052,189

208,884	Agilent Technologies, Inc.	14,498,638

125,367	Alexion Pharmaceuticals, Inc.~#	14,202,827

58,747	Allergan, PLC	9,428,894

69,219	Amgen, Inc.~	12,914,881

222,984	Baxter International, Inc.	18,723,967

32,073	Becton Dickinson and Company	8,108,054

36,028	Biogen, Inc.~#	8,568,179

251,193	Bristol-Myers Squibb Company~	11,155,481

201,828	Celgene Corp.#	18,539,920

47,698	Cigna Corp.#	8,104,844

210,695	CVS Health Corp.~	11,771,530

90,594	Danaher Corp.	12,728,457

107,664	Edwards Lifesciences Corp.~#	22,916,282

142,633	Eli Lilly and Company	15,539,865

242,645	Gilead Sciences, Inc.	15,898,100

48,197	HCA Healthcare, Inc.	6,434,782

56,540	Humana, Inc.	16,778,245

26,578	Illumina, Inc.#	7,956,922

26,863	Intuitive Surgical, Inc.#	13,955,597

453,028	Johnson & Johnson~	58,993,306

61,195	Laboratory Corp. of America Holdings~#	10,251,386

44,439	McKesson Corp.	6,174,799

369,616	Medtronic, PLC	37,678,655

454,612	Merck & Company, Inc.	37,728,250

956,877	Pfizer, Inc.~	37,165,103

57,844	Quest Diagnostics, Inc.~	5,904,716

11,749	Regeneron Pharmaceuticals, Inc.~#	3,580,625

41,906	Stryker Corp.~	8,791,041

28,430	Teleflex, Inc.	9,658,808

53,264	Thermo Fisher Scientific, Inc.~	14,790,348

202,552	UnitedHealth Group, Inc.~	50,437,474

38,212	Vertex Pharmaceuticals, Inc.#	6,366,883

33,162	WellCare Health Plans, Inc.#	9,525,785

45,311	Zimmer Biomet Holdings, Inc.	6,122,875

58,424	Zoetis, Inc.	6,712,333

		596,600,664

	Industrials (4.9%)

95,511	3M Company	16,687,682

50,069	Allegion, PLC	5,184,144

92,540	Boeing Company~	31,572,797

145,938	Caterpillar, Inc.~	19,215,656

240,013	CSX Corp.~	16,896,915

98,160	Deere & Company	16,260,204

216,984	Delta Air Lines, Inc.~	13,244,703

72,850	Eaton Corp., PLC	5,987,542

193,077	Emerson Electric Company~	12,526,836

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

36,503	FedEx Corp.	$6,224,857

105,234	Fortune Brands Home & Security, Inc.	5,781,556

42,436	General Dynamics Corp.	7,890,550

1,466,431	General Electric Company	15,324,204

150,983	Honeywell International, Inc.	26,038,528

60,541	Illinois Tool Works, Inc.~	9,337,238

166,229	Johnson Controls International, PLC	7,054,759

45,583	L3Harris Technologies, Inc.#	9,463,031

34,695	Lockheed Martin Corp.	12,565,488

38,085	Norfolk Southern Corp.	7,278,805

54,853	Northrop Grumman Corp.	18,955,551

100,527	PACCAR, Inc.	7,050,964

118,781	Pentair, PLC	4,609,891

205,545	Quanta Services, Inc.	7,691,494

86,657	Raytheon Company	15,796,705

125,977	Southwest Airlines Company~	6,491,595

70,446	Stanley Black & Decker, Inc.	10,397,125

134,494	Union Pacific Corp.~	24,202,195

115,255	United Parcel Service, Inc. - Class B	13,769,515

127,787	United Technologies Corp.~	17,072,343

56,363	Verisk Analytics, Inc.	8,551,394

24,379	Wabtec Corp.^	1,893,761

107,687	Waste Management, Inc.	12,599,379

79,293	Xylem, Inc.	6,366,435

		399,983,842

	Information Technology (11.3%)

102,527	Accenture, PLC - Class A~	19,744,650

82,468	Adobe, Inc.#	24,646,386

424,408	Advanced Micro Devices, Inc.^#	12,923,224

73,392	Amphenol Corp. - Class A~	6,848,941

830,565	Apple, Inc.~	176,943,568

411,909	Applied Materials, Inc.~	20,335,947

48,380	Autodesk, Inc.#	7,555,505

95,481	Automatic Data Processing, Inc.	15,899,496

53,627	Broadcom, Inc.	15,551,294

943,257	Cisco Systems, Inc.~	52,256,438

62,627	Citrix Systems, Inc.	5,901,968

124,162	Cognizant Technology Solutions Corp. - Class A~	8,087,913

112,794	Fiserv, Inc.^#	11,891,871

97,120	FLIR Systems, Inc.	4,822,979

41,929	Gartner, Inc.#	5,841,968

241,619	HP, Inc.	5,083,664

695,562	Intel Corp.~	35,160,659

114,775	International Business Machines Corp.	17,014,246

48,074	Intuit, Inc.	13,331,401

42,620	Jack Henry & Associates, Inc.	5,954,014

47,674	Lam Research Corp.	9,945,273

154,934	MasterCard, Inc. - Class A	42,183,880

314,702	Micron Technology, Inc.~#	14,126,973

1,308,692	Microsoft Corp.~	178,335,459

125,227	NVIDIA Corp.	21,128,299

328,656	Oracle Corp.	18,503,333

89,613	Paychex, Inc.	7,442,360

179,444	PayPal Holdings, Inc.#	19,810,618

206,700	QUALCOMM, Inc.	15,122,172

160,025	Salesforce.com, Inc.#	24,723,862

62,220	TE Connectivity, Ltd.	5,749,128

111,813	Texas Instruments, Inc.~	13,977,743

346,571	Visa, Inc. - Class A^~	61,689,638

287,944	Western Union Company^	6,046,824

NUMBER OF SHARES		VALUE

126,502	Xilinx, Inc.	$14,447,793

		919,029,487

	Materials (1.3%)

99,533	Air Products & Chemicals, Inc.~	22,720,398

46,416	Avery Dennison Corp.	5,331,806

128,783	Ball Corp.	9,205,409

161,789	Corteva, Inc.#	4,772,775

161,788	Dow, Inc.#	7,837,011

161,788	DuPont de Nemours, Inc.	11,674,622

443,321	Freeport-McMoRan, Inc.	4,903,130

84,920	Linde, PLC	16,243,498

69,906	PPG Industries, Inc.	8,206,265

26,383	Sherwin-Williams Company	13,535,534

		104,430,448

	Real Estate (1.6%)

48,272	Alexandria Real Estate Equities, Inc.	7,065,090

66,607	American Tower Corp.~	14,095,373

108,643	Apartment Investment & Management Company - Class A	5,382,174

44,409	AvalonBay Communities, Inc.~	9,272,155

61,536	Crown Castle International Corp.	8,200,287

52,689	Digital Realty Trust, Inc.	6,025,514

12,761	Equinix, Inc.	6,407,298

42,873	Federal Realty Investment Trust	5,659,665

57,550	Mid-America Apartment Communities, Inc.	6,781,692

90,448	Prologis, Inc.~	7,291,013

31,689	Public Storage~	7,692,822

109,867	Realty Income Corp.	7,603,895

89,613	Regency Centers Corp.	5,977,187

72,690	Simon Property Group, Inc.	11,790,318

139,412	UDR, Inc.	6,421,317

112,753	Welltower, Inc.	9,372,029

215,340	Weyerhaeuser Company	5,471,790

		130,509,619

	Utilities (1.6%)

344,518	AES Corp.~	5,784,457

134,728	American Electric Power Company, Inc.~	11,830,466

125,087	CMS Energy Corp.~	7,282,565

104,731	Consolidated Edison, Inc.	8,897,946

123,792	Dominion Energy, Inc.~	9,196,508

171,068	Duke Energy Corp.~	14,835,017

82,226	Edison International	6,129,126

76,580	Entergy Corp.	8,088,380

115,121	Exelon Corp.~	5,187,352

173,354	FirstEnergy Corp.^~	7,622,375

70,678	NextEra Energy, Inc.	14,642,361

212,181	NiSource, Inc.	6,299,654

133,198	Public Service Enterprise Group, Inc.~	7,612,266

190,404	Southern Company	10,700,705

152,399	Xcel Energy, Inc.	9,084,504

		133,193,682

	TOTAL COMMON STOCKS (Cost $3,710,620,231)	4,263,990,141

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

EXCHANGE-TRADED FUND (0.6%)

		Other (0.6%)

172,000		SPDR S&P 500 ETF Trust (Cost $51,302,646)	$51,157,960

INVESTMENTS IN AFFILIATED FUND (1.9%)

		Other (1.9%)

14,938,002		Calamos Short-Term Bond Fund - Class I (Cost $150,000,000)	151,620,716

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.6%) #

		Communication Services (0.0%)

		CyberAgent, Inc.

40 400,000,000	JPY	Call, 02/17/23, Strike 95.84	371,725

70 284,900,000	JPY	Call, 02/17/23, Strike 95.44	650,519

2,640 24,420,000		Electronic Arts, Inc. Call, 12/20/19, Strike $105.00	805,200

750 14,567,250		Facebook, Inc. Call, 12/20/19, Strike $225.00	303,750

600 19,379,400		Netflix, Inc. Call, 08/16/19, Strike $380.00	17,700

2,600 11,000,600		Twitter, Inc. Call, 09/20/19, Strike $40.00	949,000

50 500,000,000	JPY	Zenrin Company, Ltd. Call, 03/31/23, Strike 96.21	238,993

			3,336,887

		Consumer Discretionary (0.1%)

250 46,669,500		Amazon.com, Inc. Call, 11/15/19, Strike $2,150.00	560,000

1,000 1,000,000,000	JPY	Dcm Holdings Company, Ltd. Call, 12/21/20, Strike 99.13	887,030

50 47,750,000	JPY	EDION Corp. Call, 06/19/25, Strike 94.30	432,485

100 1,000,000,000	JPY	HIS Company, Ltd. Call, 11/15/24, Strike 96.54	204,982

500 9,272,856	EUR	Moncler, S.p.A. Call, 09/20/19, Strike 36.00	568,168

1,200 416,400		NIO, Inc. Call, 08/16/19, Strike $11.00	2,400

		Takashimaya Company, Ltd.

100 115,400,000	JPY	Call, 12/06/23, Strike 97.28	171,891

50 57,700,000	JPY	Call, 12/06/23, Strike 97.29	85,946

50 57,700,000	JPY	Call, 12/06/23, Strike 97.18	85,945

		Wynn Resorts, Ltd.

1,350 17,559,450		Call, 09/20/19, Strike $155.00	127,575

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

500 6,503,500		Call, 09/20/19, Strike $125.00	$517,500

			3,643,922

		Consumer Staples (0.0%)

		Ezaki Glico Company, Ltd.

100 436,500,000	JPY	Call, 01/30/24, Strike 97.57	184,759

50 218,250,000	JPY	Call, 01/30/24, Strike 96.89	102,951

			287,710

		Health Care (0.0%)

2,500 16,655,000		Abbvie, Inc. Call, 09/20/19, Strike $70.00	256,250

750 22,453,500		Illumina, Inc. Call, 12/20/19, Strike $330.00	926,250

100 111,700,000	JPY	Nipro Corp. Call, 01/29/21, Strike 98.68	437,540

250 7,619,000		Regeneron Pharmaceuticals, Inc. Put, 09/20/19, Strike $275.00	138,750

50 204,100		Tilray, Inc. Call, 01/17/20, Strike $170.00	525

100 1,000,000,000	JPY	Toho Holdings Company, Ltd. Call, 06/23/23, Strike 98.43	209,578

			1,968,893

		Industrials (0.1%)

100 337,200,000	JPY	ANA Holdings, Inc. Call, 09/19/24, Strike 96.53	174,648

70 700,000,000	JPY	Fuji Corp/Aichi Call, 03/25/21, Strike 98.73	875,724

45 450,000,000	JPY	Maeda Kosen Company, Ltd. Call, 04/18/22, Strike 97.72	42,605

		Nagoya Railroad Company, Ltd.

100 1,000,000,000	JPY	Call, 12/09/22, Strike 98.92	1,386,157

28 280,000,000	JPY	Call, 12/09/22, Strike 98.77	392,499

100 276,700,000	JPY	Call, 12/09/22, Strike 97.53	1,433,036

22 220,000,000	JPY	Call, 12/09/22, Strike 98.94	304,955

50 138,350,000	JPY	Call, 12/09/22, Strike 98.07	700,892

			5,310,516

		Information Technology (0.0%)

		Digital Garage, Inc.

150 521,400,000	JPY	Call, 09/14/23, Strike 94.68	1,363,636

50 173,800,000	JPY	Call, 09/14/23, Strike 94.80	454,546

1,600 7,182,400		Micron Technology, Inc. Call, 01/17/20, Strike $40.00	1,316,000

1,500 25,308,000		NVIDIA Corp. Call, 09/20/19, Strike $200.00	204,000

			3,338,182

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Materials (0.0%)

100 1,000,000,000	JPY	Mitsubishi Chemical Holdings Corp. Call, 03/30/22, Strike 98.83	$96,516

		Other (0.4%)

		S&P 500 Index

4,750 1,415,680,500		Call, 08/12/19, Strike $3,100.00	95,000

3,500 1,043,133,000		Put, 08/05/19, Strike $2,850.00	1,032,500

3,000 894,114,000		Put, 12/31/19, Strike $2,700.00	13,110,000

1,500 447,057,000		Call, 08/19/19, Strike $3,075.00	315,000

1,500 447,057,000		Put, 08/19/19, Strike $2,975.00	5,287,500

1,500 447,057,000		Put, 09/30/19, Strike $2,750.00	2,827,500

1,000 298,038,000		Call, 08/23/19, Strike $3,100.00	145,000

1,000 298,038,000		Put, 08/30/19, Strike $2,700.00	620,000

1,000 298,038,000		Put, 09/06/19, Strike $2,700.00	785,000

1,000 298,038,000		Put, 09/30/19, Strike $2,850.00	3,180,000

1,000 298,038,000		Put, 09/30/19, Strike $2,700.00	1,460,000

			28,857,500

		Utilities (0.0%)

		Chugoku Electric Power Company, Inc.

100 1,000,000,000	JPY	Call, 01/25/22, Strike 98.54	625,057

50 62,550,000	JPY	Call, 01/25/22, Strike 98.22	312,529

100 99,700,000	JPY	Kyushu Electric Power Company, Inc. Call, 03/31/22, Strike 98.05	134,204

			1,071,790

		TOTAL PURCHASED OPTIONS (Cost $59,245,569)	47,911,916

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (3.0%)

121,302,289		Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	121,338,680

121,592,903		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	121,592,903

		TOTAL SHORT TERM INVESTMENTS (Cost $242,931,583)	242,931,583

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.1%)

81,191,828		Fidelity Prime Money Market Fund - Institutional Class, 2.350%***†	$81,191,828

89,398,527		State Street Navigator Securities Lending Government Money Market Portfolio†	89,398,527

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $170,590,355)	170,590,355

TOTAL INVESTMENTS (107.7%) (Cost $7,685,402,862)			8,758,375,268

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)			(170,590,355)

LIABILITIES, LESS OTHER ASSETS (-5.6%)			(452,399,970)

NET ASSETS (100.0%)			$8,135,384,943

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-33.2%) #

		Communication Services (-2.7%)

(309,000)		Bilibili, Inc.	(4,681,350)

(135,600)	EUR	Cellnex Telecom, SA	(5,087,203)

(153,000)	JPY	CyberAgent, Inc.	(6,216,196)

(450,000)		Gannett Company, Inc.	(4,612,500)

(190,950)		IAC/InterActive Corp.	(45,646,598)

(376,200)		iQIYI, Inc.	(6,993,558)

(95,500)		Liberty Media Corp. / Liberty Formula One	(3,760,790)

(55,500)		Live Nation Entertainment, Inc.	(3,999,330)

(61,200)		Momo, Inc.	(2,078,964)

(1,179,000)		New York Times Company - Class A	(42,066,720)

(461,000)		Sea, Ltd.	(16,181,100)

(395,175)		Twitter, Inc.	(16,719,854)

(294,500)		Vonage Holdings Corp.	(3,651,800)

(504,500)		World Wrestling Entertainment, Inc. - Class A	(36,717,510)

(133,800)		YY, Inc.	(8,588,622)

(63,800)	JPY	Zenrin Company, Ltd.	(1,181,112)

(90,400)		Zillow Group, Inc. - Class C	(4,516,384)

(942,000)		Zynga, Inc. - Class A	(6,009,960)

			(218,709,551)

		Consumer Discretionary (-4.3%)

(40,975)		Booking Holdings, Inc.	(77,303,845)

(646,750)		Chegg, Inc.	(29,052,010)

(297,000)		Ctrip.com International, Ltd.	(11,577,060)

(724,700)	JPY	DCM Holdings Company, Ltd.	(6,874,625)

(210,600)	JPY	EDION Corp.	(2,007,466)

(402,100)		Etsy, Inc.	(26,948,742)

(324,080)		Guess, Inc.	(5,460,748)

(25,600)	JPY	HIS Company, Ltd.	(628,528)

(653,061)		LGI Homes, Inc.	(45,903,658)

(53,104)		MercadoLibre, Inc.	(32,999,888)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

(165,000)	EUR	Moncler, S.p.A.	$(6,789,289)

(212,500)		Quotient Technology, Inc.	(2,235,500)

(155,800)	JPY	Takashimaya Company, Ltd.	(1,794,442)

(172,312)	EUR	Takeaway.com, NV	(15,488,856)

(219,100)		Tesla, Inc.	(52,936,751)

(264,400)		Wayfair, Inc. - Class A	(34,678,704)

			(352,680,112)

		Consumer Staples (-0.2%)

(170,108)		Energizer Holdings, Inc.	(7,158,145)

(43,800)	JPY	Ezaki Glico Company, Ltd.	(1,908,374)

(70,200)		Herbalife Nutrition, Ltd.	(2,879,604)

(54,561)		Turning Point Brands, Inc.	(2,025,850)

			(13,971,973)

		Energy (-0.1%)

(200,000)		Chesapeake Energy Corp.	(362,000)

(314,400)		Renewable Energy Group, Inc.	(4,272,696)

(25,000)		SEACOR Holdings, Inc.	(1,191,000)

			(5,825,696)

		Financials (-1.5%)

(109,397)		Assurant, Inc.	(12,401,244)

(816,000)		AXA Equitable Holdings, Inc.	(18,343,680)

(135,082)	EUR	Eurazeo, SE	(9,069,348)

(276,300)		Heritage Insurance Holdings, Inc.	(3,713,472)

(59,000)		Hope Bancorp, Inc.	(870,250)

(130,929)		LendingTree, Inc.	(42,229,840)

(50,000)		PRA Group, Inc.	(1,556,500)

(398,000)		Qudian, Inc.	(3,637,720)

(841,700)	JPY	SBI Holdings, Inc.	(19,295,889)

(34,000)		Virtus Investment Partners, Inc.	(3,643,440)

(67,000)		Voya Financial, Inc.	(3,763,390)

			(118,524,773)

		Health Care (-4.1%)

(100,000)		Allscripts Healthcare Solutions, Inc.	(1,030,000)

(169,000)	EUR	Bayer, AG	(10,991,131)

(114,500)		Becton Dickinson and Company	(28,945,600)

(38,500)		CONMED Corp.	(3,362,975)

(195,750)		DexCom, Inc.	(30,707,302)

(29,700)		Evolent Health, Inc. - Class A	(202,554)

(100,000)		Flexion Therapeutics, Inc.	(1,004,000)

(182,500)		Immunomedics, Inc.	(2,691,875)

(87,000)		Innoviva, Inc.	(1,813,950)

(768,600)		Innoviva, Inc.	(9,130,968)

(210,431)		Insmed, Inc.	(4,618,960)

(415,600)		Insulet Corp.	(51,093,864)

(39,500)		Intercept Pharmaceuticals, Inc.	(2,482,575)

(267,100)		Ionis Pharmaceuticals, Inc.	(17,591,206)

(347,587)		Ironwood Pharmaceuticals, Inc.	(3,694,850)

(19,600)		Ligand Pharmaceuticals, Inc.	(1,793,596)

(464,000)		Medicines Company	(16,629,760)

(168,040)		Molina Healthcare, Inc.	(22,312,351)

(174,371)		Neurocrine Biosciences, Inc.	(16,807,621)

(211,400)	JPY	Nipro Corp.	(2,357,093)

(177,000)		NuVasive, Inc.	(11,788,200)

(650,000)		OPKO Health, Inc.	(1,371,500)

(37,500)		Pacira BioSciences, Inc.	(1,645,875)

(187,773)		Quidel Corp.	(11,084,240)

(48,137)		Retrophin, Inc.	(952,631)

(245,000)		Sarepta Therapeutics, Inc.	(36,468,250)

(82,000)		Supernus Pharmaceuticals, Inc.	(2,736,340)

(23,000)		Tabula Rasa HealthCare, Inc.	(1,386,210)

NUMBER OF SHARES			VALUE

(275,200)		Teladoc Health, Inc.	$(18,779,648)

(74,600)	JPY	Toho Holdings Company, Ltd.	(1,665,626)

(655,217)		Wright Medical Group, NV	(18,909,563)

			(336,050,314)

		Industrials (-1.1%)

(175,159)		Aerojet Rocketdyne Holdings, Inc.	(7,482,792)

(57,600)	JPY	ANA Holdings, Inc.	(1,938,884)

(66,615)		Arconic, Inc.	(1,668,040)

(895,000)		Colfax Corp.	(24,773,600)

(101,500)		Fortive Corp.	(7,719,075)

(81,050)		FTI Consulting, Inc.	(8,465,672)

(276,000)	JPY	Fuji Corp/Aichi	(3,701,480)

(33,600)	JPY	Maeda Kosen Company, Ltd.	(565,508)

(615,600)	JPY	Nagoya Railroad Company, Ltd.	(17,004,118)

(535,000)		Rexnord Corp.	(15,670,150)

			(88,989,319)

		Information Technology (-16.7%)

(73,500)		8x8, Inc.	(1,776,495)

(4,720,600)		Advanced Micro Devices, Inc.	(143,742,270)

(153,000)		Altair Engineering, Inc. - Class A	(6,366,330)

(275,500)		Alteryx, Inc. - Class A	(32,382,270)

(404,150)		Atlassian Corp., PLC - Class A	(56,629,498)

(80,000)		Avaya Holdings Corp.	(963,200)

(82,700)		Benefitfocus, Inc.	(2,066,673)

(138,400)		Carbonite, Inc.	(2,481,512)

(48,999)		Cardtronics, PLC - Class A	(1,395,492)

(52,800)		Coupa Software, Inc.	(7,165,488)

(85,000)		CSG Systems International, Inc.	(4,355,400)

(1,259,000)		Cypress Semiconductor Corp.	(28,919,230)

(118,000)	JPY	Digital Garage, Inc.	(4,094,586)

(125,050)		Envestnet, Inc.	(8,929,820)

(175,500)		FireEye, Inc.	(2,632,500)

(332,700)		Five9, Inc.	(16,425,399)

(73,000)		GDS Holdings, Ltd.	(3,006,140)

(32,000)		Guidewire Software, Inc.	(3,266,560)

(255,000)		HubSpot, Inc.	(45,573,600)

(71,500)		II-VI, Inc.	(2,838,550)

(538,000)		Infinera Corp.	(2,076,680)

(170,000)		Inphi Corp.	(10,235,700)

(730,350)		Intel Corp.	(36,919,193)

(24,600)		InterDigital, Inc.	(1,584,978)

(309,200)		j2 Global, Inc.	(27,546,628)

(140,400)		LivePerson, Inc.	(4,659,876)

(733,000)		Microchip Technology, Inc.	(69,209,860)

(2,393,615)		Micron Technology, Inc.	(107,449,377)

(206,350)		MongoDB, Inc.	(29,553,447)

(120,700)		New Relic, Inc.	(11,245,619)

(171,400)		Nice, Ltd.	(26,176,208)

(226,570)		Nuance Communications, Inc.	(3,770,125)

(118,900)		Nutanix, Inc. - Class A	(2,699,030)

(173,473)		NXP Semiconductors, NV	(17,935,373)

(456,000)		Okta, Inc.	(59,658,480)

(938,000)		ON Semiconductor Corp.	(20,176,380)

(65,100)		OSI Systems, Inc.	(7,327,656)

(71,741)		Palo Alto Networks, Inc.	(16,252,206)

(114,000)		Pluralsight, Inc. - Class A	(3,498,660)

(62,700)		PROS Holdings, Inc.	(4,536,972)

(199,973)		Pure Storage, Inc. - Class A	(3,027,591)

(272,800)		Q2 Holdings, Inc.	(21,788,536)

(438,729)		RealPage, Inc.	(27,411,788)

(247,900)		RingCentral, Inc. - Class A	(35,196,842)

(353,450)		ServiceNow, Inc.	(98,043,496)

(124,600)		Silicon Laboratories, Inc.	(13,981,366)

(269,500)		Splunk, Inc.	(36,466,045)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

(1,243,500)		Square, Inc. - Class A	$(99,989,835)

(65,288)		Synaptics, Inc.	(2,100,968)

(281,100)		Teradyne, Inc.	(15,665,703)

(1,205,139)		TTM Technologies, Inc.	(12,605,754)

(403,000)		Twilio, Inc. - Class A	(56,061,330)

(362,400)		Viavi Solutions, Inc.	(5,316,408)

(146,000)		Vishay Intertechnology, Inc.	(2,482,000)

(51,750)		Wix.com, Ltd.	(7,685,910)

(343,997)		Workday, Inc. - Class A	(68,792,520)

(137,000)		Zendesk, Inc.	(11,447,720)

			(1,355,587,273)

		Materials (-0.5%)

(1,325,800)		Allegheny Technologies, Inc.	(28,862,666)

(71,000)		International Flavors & Fragrances, Inc.	(10,223,290)

(80,200)	JPY	Mitsubishi Chemical Holdings Corp.	(572,510)

(105,500)		Pretium Resources, Inc.	(1,143,620)

(196,000)		SSR Mining, Inc.	(3,018,400)

(175,000)		TimkenSteel Corp.	(1,223,250)

			(45,043,736)

		Real Estate (-0.9%)

(105,000)		Crown Castle International Corp.	(13,992,300)

(53,400)	EUR	Deutsche Wohnen, SE	(1,963,761)

(383,200)		Extra Space Storage, Inc.	(43,067,848)

(162,790)	EUR	IMMOFINANZ, AG	(4,357,444)

(283,537)		Invitation Homes, Inc.	(7,788,762)

(187,100)		iStar, Inc.	(2,469,720)

			(73,639,835)

		Utilities (-1.1%)

(44,000)		American Electric Power Company, Inc.	(3,863,640)

(330,733)		Aqua America, Inc.	(13,874,249)

(575,000)		CenterPoint Energy, Inc.	(16,680,750)

(565,100)	JPY	Chugoku Electric Power Company, Inc.	(7,059,205)

(39,000)		Dominion Energy, Inc.	(2,897,310)

(139,000)		DTE Energy Company	(17,668,290)

(125,600)	JPY	Kyushu Electric Power Company, Inc.	(1,250,343)

(188,000)		Sempra Energy	(25,460,840)

(114,706)		South Jersey Industries, Inc.	(3,905,739)

			(92,660,366)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,058,675,788)	(2,701,682,948)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-6.3%) #

		Communication Services (0.0%)

800 3,899,200		Activision Blizzard, Inc. Put, 11/15/19, Strike $37.50	(39,600)

		Electronic Arts, Inc.

2,640 24,420,000		Call, 12/20/19, Strike $110.00	(539,880)

1,200 11,100,000		Put, 12/20/19, Strike $80.00	(274,200)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Facebook, Inc.

750 14,567,250	Call, 12/20/19, Strike $235.00	$(163,875)

750 14,567,250	Put, 12/20/19, Strike $155.00	(167,625)

	Netflix, Inc.

600 19,379,400	Call, 08/16/19, Strike $390.00	(12,600)

300 9,689,700	Put, 08/16/19, Strike $305.00	(76,200)

	Twitter, Inc.

2,600 11,000,600	Call, 09/20/19, Strike $42.00	(639,600)

1,300 5,500,300	Put, 09/20/19, Strike $30.00	(6,500)

		(1,920,080)

	Consumer Discretionary (0.0%)

	Amazon.com, Inc.

250 46,669,500	Call, 11/15/19, Strike $2,200.00	(376,250)

100 18,667,800	Put, 11/15/19, Strike $1,600.00	(217,500)

1,200 416,400	NIO, Inc. Call, 08/16/19, Strike $12.00	(1,200)

	Wynn Resorts, Ltd.

1,350 17,559,450	Call, 09/20/19, Strike $160.00	(78,975)

500 6,503,500	Call, 09/20/19, Strike $130.00	(381,250)

500 6,503,500	Put, 09/20/19, Strike $120.00	(200,000)

		(1,255,175)

	Health Care (-0.1%)

	Abbvie, Inc.

2,500 16,655,000	Call, 09/20/19, Strike $72.50	(122,500)

1,000 6,662,000	Put, 09/20/19, Strike $60.00	(39,000)

1,000 826,000	AMAG Pharmaceuticals, Inc. Call, 11/15/19, Strike $14.00	(25,000)

	Illumina, Inc.

750 22,453,500	Call, 12/20/19, Strike $340.00	(720,000)

250 7,484,500	Put, 12/20/19, Strike $250.00	(155,000)

3,000 4,425,000	Immunomedics, Inc. Call, 01/17/20, Strike $10.00	(1,680,000)

500 267,500	Invacare Corp. Call, 11/15/19, Strike $7.50	(23,750)

500 15,238,000	Regeneron Pharmaceuticals, Inc. Put, 09/20/19, Strike $255.00	(122,500)

50 204,100	Tilray, Inc. Call, 01/17/20, Strike $175.00	(525)

		(2,888,275)

	Information Technology (0.0%)

3,500 10,657,500	Advanced Micro Devices, Inc. Put, 01/17/20, Strike $10.00	(7,000)

3,200 14,364,800	Micron Technology, Inc. Call, 01/17/20, Strike $46.00	(1,600,000)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

500 7,161,000	MongoDB, Inc. Put, 01/15/21, Strike $65.00	$(267,500)

	NVIDIA Corp.

2,000 33,744,000	Call, 09/20/19, Strike $210.00	(133,000)

500 8,436,000	Put, 09/20/19, Strike $160.00	(301,250)

		(2,308,750)

	Other (-6.2%)

	S&P 500 Index

7,000 2,086,266,000	Call, 12/31/19, Strike $2,500.00	(352,555,000)

4,000 1,192,152,000	Call, 09/30/19, Strike $2,675.00	(127,620,000)

2,500 745,095,000	Put, 09/30/19, Strike $2,500.00	(1,412,500)

2,500 745,095,000	Put, 12/31/19, Strike $2,300.00	(2,750,000)

1,300 387,449,400	Call, 12/31/19, Strike $3,000.00	(13,019,500)

1,000 298,038,000	Call, 08/02/19, Strike $3,050.00	(42,500)

1,000 298,038,000	Put, 08/05/19, Strike $2,650.00	(100,000)

500 149,019,000	Call, 09/30/19, Strike $2,900.00	(6,035,000)

500 149,019,000	Put, 12/31/19, Strike $2,500.00	(1,115,000)

		(504,649,500)

	TOTAL WRITTEN OPTIONS (Premium $303,966,924)	(513,021,780)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	10/24/19	28,701,000	$35,041,314	$971,544
Northern Trust Company	Japanese Yen	10/24/19	4,981,969,000	46,078,273	493,807
Goldman Sachs & Co.	European Monetary Unit	10/24/19	71,926,000	80,154,488	1,134,946

					$2,600,297

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $1,813,577,595.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs & Co.	NIO, Inc.	Equity returns on 507,500 shares of NIO, Inc.	OBFR less 1.000%	08/08/19	Monthly	$1,761,025	$—	$—	$—
Goldman Sachs & Co.	iQIYI, Inc.	Equity returns on 264,000 shares of iQIYI, Inc.	OBFR less 1.000%	10/03/19	Monthly	5,023,920	—	116,160	116,160
Goldman Sachs & Co.	NIO, Inc.	Equity returns on 1,232,800 shares of NIO, Inc.	OBFR less 1.500%	01/31/22	Monthly	4,277,816	—	—	—

							$—	$116,160	$116,160

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

ABBREVIATION

OBFR        Overnight Bank Funding Rate

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (102.3%)

	Communication Services (10.6%)

6,105	Activision Blizzard, Inc.	$297,558

2,645	Alphabet, Inc. - Class A#~	3,222,139

2,688	Alphabet, Inc. - Class C#~	3,270,436

65,541	AT&T, Inc.~	2,231,671

1,754	Charter Communications, Inc. - Class A#	675,956

43,570	Comcast Corp. - Class A~	1,880,917

26,372	Facebook, Inc. - Class A#~	5,122,234

7,670	Fox Corp. - Class A	286,244

3,838	Netflix, Inc.#~	1,239,636

7,345	Twitter, Inc.#	310,767

39,605	Verizon Communications, Inc.~	2,188,968

17,381	Walt Disney Company~	2,485,657

		23,212,183

	Consumer Discretionary (10.8%)

3,932	Amazon.com, Inc.#~	7,340,179

6,045	Aptiv, PLC	529,844

345	Booking Holdings, Inc.#	650,880

5,356	Carnival Corp.	252,964

8,249	D.R. Horton, Inc.	378,877

2,654	Darden Restaurants, Inc.	322,620

4,071	Dollar General Corp.	545,595

9,262	eBay, Inc.	381,502

3,679	Expedia Group, Inc.	488,350

36,026	Ford Motor Company	343,328

9,589	General Motors Company	386,820

11,051	Home Depot, Inc.~	2,361,488

5,594	Leggett & Platt, Inc.^	223,592

9,350	Lowe’s Companies, Inc.~	948,090

8,995	McDonald’s Corp.~	1,895,426

15,690	MGM Resorts International	471,014

2,259	Mohawk Industries, Inc.#	281,675

11,953	Nike, Inc. - Class B~	1,028,317

1,087	O’Reilly Automotive, Inc.#	413,886

2,203	PVH Corp.	195,891

4,574	Ross Stores, Inc.	484,981

4,901	Royal Caribbean Cruises, Ltd.	570,182

11,090	Starbucks Corp.~	1,050,112

7,057	Target Corp.	609,725

14,293	TJX Companies, Inc.	779,826

842	Ulta Salon Cosmetics & Fragrance, Inc.#	294,069

4,956	VF Corp.	433,105

		23,662,338

	Consumer Staples (7.5%)

17,625	Altria Group, Inc.~	829,609

7,768	Archer-Daniels-Midland Company	319,110

4,985	Church & Dwight Company, Inc.	376,068

33,288	Coca-Cola Company~	1,751,948

7,508	Colgate-Palmolive Company	538,624

1,500	Constellation Brands, Inc. - Class A	295,230

3,064	Costco Wholesale Corp.	844,530

8,197	General Mills, Inc.	435,343

6,220	Kellogg Company	362,128

4,634	Kimberly-Clark Corp.	628,602

10,706	Kraft Heinz Company	342,699

10,783	Kroger Company	228,168

NUMBER OF SHARES		VALUE

17,903	Mondelez International, Inc. - Class A~	$957,632

4,680	Monster Beverage Corp.#	301,720

12,551	PepsiCo, Inc.~	1,604,143

18,740	Philip Morris International, Inc.~	1,566,851

22,431	Procter & Gamble Company~	2,647,755

6,417	Sysco Corp.	440,014

7,607	Walgreens Boots Alliance, Inc.~	414,505

15,247	Walmart, Inc.~	1,682,964

		16,567,643

	Energy (5.3%)

3,609	Anadarko Petroleum Corp.	265,839

19,315	Chevron Corp.~	2,377,870

4,068	Concho Resources, Inc.	397,362

13,860	ConocoPhillips~	818,849

3,817	EOG Resources, Inc.	327,689

33,567	Exxon Mobil Corp.~	2,496,042

18,549	Halliburton Company	426,627

5,894	Hess Corp.	382,167

25,688	Kinder Morgan, Inc.	529,687

9,752	Marathon Petroleum Corp.	549,915

6,569	Occidental Petroleum Corp.	337,384

5,149	ONEOK, Inc.	360,842

3,609	Phillips 66	370,139

4,631	Pioneer Natural Resources Company	639,263

17,450	Schlumberger, Ltd.	697,477

3,589	Valero Energy Corp.~	305,962

12,964	Williams Companies, Inc.	319,433

		11,602,547

	Financials (13.4%)

2,191	Affiliated Managers Group, Inc.	187,966

5,326	Aflac, Inc.	280,361

4,089	Allstate Corp.	439,159

5,892	American Express Company	732,788

18,207	American International Group, Inc.~	1,019,410

4,560	Arthur J. Gallagher & Company	412,361

3,762	Assurant, Inc.~	426,460

101,145	Bank of America Corp.~	3,103,129

9,280	Bank of New York Mellon Corp.	435,418

7,454	BB&T Corp.	384,105

16,857	Berkshire Hathaway, Inc. - Class B#~	3,462,933

963	BlackRock, Inc.	450,376

12,925	Capital One Financial Corp.~	1,194,528

6,400	Cboe Global Markets, Inc.	699,584

7,195	Charles Schwab Corp.	310,968

4,151	Chubb, Ltd.	634,439

17,849	Citigroup, Inc.~	1,270,135

2,005	CME Group, Inc.	389,812

4,089	Discover Financial Services	366,947

11,608	E*TRADE Financial Corp.	566,354

4,737	First Republic Bank	470,668

5,403	Goldman Sachs Group, Inc.~	1,189,362

33,248	JPMorgan Chase & Company~	3,856,768

7,074	Marsh & McLennan Companies, Inc.	698,911

7,714	MetLife, Inc.	381,226

5,812	Morgan Stanley	258,983

4,104	PNC Financial Services Group, Inc.	586,462

2,986	Prudential Financial, Inc.	302,512

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,591	S&P Global, Inc.	$634,665

3,515	State Street Corp.	204,186

4,883	SunTrust Banks, Inc.	325,208

3,328	Travelers Companies, Inc.	487,951

20,662	US Bancorp~	1,180,833

32,996	Wells Fargo & Company~	1,597,336

11,952	Zions Bancorporation, N.A. ^	538,677

		29,480,981

	Health Care (14.2%)

13,218	Abbott Laboratories~	1,151,288

13,747	AbbVie, Inc.~	915,825

11,009	Agilent Technologies, Inc.~	764,135

5,877	Alexion Pharmaceuticals, Inc.#	665,805

3,084	Allergan, PLC	494,982

3,716	Amgen, Inc.	693,331

11,692	Baxter International, Inc.~	981,777

1,679	Becton Dickinson and Company	424,451

1,933	Biogen, Inc.#~	459,706

13,151	Bristol-Myers Squibb Company~	584,036

10,646	Celgene Corp.#~	977,942

2,565	Cigna Corp.#	435,845

11,344	CVS Health Corp.~	633,789

4,758	Danaher Corp.	668,499

5,635	Edwards Lifesciences Corp.#~	1,199,410

7,265	Eli Lilly and Company~	791,522

13,058	Gilead Sciences, Inc.~	855,560

2,530	HCA Healthcare, Inc.	337,780

2,986	Humana, Inc.	886,095

1,393	Illumina, Inc.#	417,036

1,443	Intuitive Surgical, Inc.#	749,653

24,406	Johnson & Johnson~	3,178,149

3,298	Laboratory Corp. of America Holdings#	552,481

2,328	McKesson Corp.	323,476

17,879	Medtronic, PLC	1,822,585

23,829	Merck & Company, Inc.~	1,977,569

51,537	Pfizer, Inc.~	2,001,697

2,890	Quest Diagnostics, Inc.	295,011

617	Regeneron Pharmaceuticals, Inc.#	188,037

2,256	Stryker Corp.	473,264

1,529	Teleflex, Inc.	519,462

2,795	Thermo Fisher Scientific, Inc.~	776,116

10,684	UnitedHealth Group, Inc.~	2,660,423

2,000	Vertex Pharmaceuticals, Inc.#~	333,240

1,786	WellCare Health Plans, Inc.#	513,029

2,245	Zimmer Biomet Holdings, Inc.	303,367

3,054	Zoetis, Inc.	350,874

		31,357,247

	Industrials (9.6%)

5,134	3M Company~	897,012

2,692	Allegion, PLC	278,730

4,843	Boeing Company~	1,652,335

7,652	Caterpillar, Inc.~	1,007,539

12,650	CSX Corp.~	890,560

5,142	Deere & Company~	851,772

11,463	Delta Air Lines, Inc.	699,701

3,541	Eaton Corp., PLC	291,035

10,129	Emerson Electric Company	657,169

1,928	FedEx Corp.	328,782

5,499	Fortune Brands Home & Security, Inc.	302,115

2,240	General Dynamics Corp.	416,506

76,354	General Electric Company	797,899

NUMBER OF SHARES		VALUE

8,135	Honeywell International, Inc.~	$1,402,962

3,192	Illinois Tool Works, Inc.	492,302

8,231	Johnson Controls International, PLC	349,324

2,459	L3Harris Technologies, Inc.#	510,488

1,797	Lockheed Martin Corp.	650,819

2,047	Norfolk Southern Corp.	391,223

2,957	Northrop Grumman Corp.~	1,021,850

5,267	PACCAR, Inc.	369,427

6,381	Pentair, PLC	247,647

10,782	Quanta Services, Inc.	403,462

4,668	Raytheon Company	850,930

6,659	Southwest Airlines Company	343,138

3,698	Stanley Black & Decker, Inc.	545,788

7,249	Union Pacific Corp.~	1,304,458

6,038	United Parcel Service, Inc. - Class B~	721,360

6,741	United Technologies Corp.~	900,598

3,029	Verisk Analytics, Inc.	459,560

1,317	Wabtec Corp.^	102,305

5,799	Waste Management, Inc.	678,483

4,168	Xylem, Inc.~	334,649

		21,151,928

	Information Technology (22.1%)

5,507	Accenture, PLC - Class A	1,060,538

4,335	Adobe, Inc.#~	1,295,558

22,250	Advanced Micro Devices, Inc.#^	677,512

3,936	Amphenol Corp. - Class A	367,308

43,523	Apple, Inc.~	9,272,140

21,582	Applied Materials, Inc.	1,065,503

2,553	Autodesk, Inc.#	398,702

5,129	Automatic Data Processing, Inc.~	854,081

2,885	Broadcom, Inc.~	836,621

49,745	Cisco Systems, Inc.~	2,755,873

3,375	Citrix Systems, Inc.	318,060

6,147	Cognizant Technology Solutions Corp. - Class A	400,416

6,080	Fiserv, Inc.#^	641,014

5,079	FLIR Systems, Inc.	252,223

2,265	Gartner, Inc.#	315,582

12,631	HP, Inc.	265,756

37,480	Intel Corp.~	1,894,614

6,182	International Business Machines Corp.~	916,420

2,588	Intuit, Inc.	717,678

2,298	Jack Henry & Associates, Inc.	321,031

2,570	Lam Research Corp.	536,128

8,117	MasterCard, Inc. - Class A~	2,210,016

16,479	Micron Technology, Inc.#	739,742

70,491	Microsoft Corp.~	9,605,809

6,561	NVIDIA Corp.~	1,106,972

17,691	Oracle Corp.~	996,003

4,823	Paychex, Inc.	400,550

9,340	PayPal Holdings, Inc.#~	1,031,136

10,824	QUALCOMM, Inc.~	791,884

8,382	Salesforce.com, Inc.#~	1,295,019

3,288	TE Connectivity, Ltd.	303,811

6,027	Texas Instruments, Inc.	753,435

18,267	Visa, Inc. - Class A~	3,251,526

15,459	Western Union Company	324,639

6,680	Xilinx, Inc.	762,923

		48,736,223

	Materials (2.5%)

5,220	Air Products & Chemicals, Inc.~	1,191,569

See accompanying Notes to Schedule of Investments

2

Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,429	Avery Dennison Corp.	$279,019

6,916	Ball Corp.	494,356

8,474	Corteva, Inc.#	249,983

8,476	Dow, Inc.#	410,577

8,474	DuPont de Nemours, Inc.	611,484

23,893	Freeport-McMoRan, Inc.	264,257

4,571	Linde, PLC	874,341

3,769	PPG Industries, Inc.	442,443

1,424	Sherwin-Williams Company	730,569

		5,548,598

	Real Estate (3.1%)

2,591	Alexandria Real Estate Equities, Inc.	379,219

3,256	American Tower Corp.	689,035

5,840	Apartment Investment & Management Company - Class A	289,314

2,382	AvalonBay Communities, Inc.	497,338

3,232	Crown Castle International Corp.	430,696

2,575	Digital Realty Trust, Inc.	294,477

598	Equinix, Inc.	300,256

2,307	Federal Realty Investment Trust	304,547

3,101	Mid-America Apartment Communities, Inc.	365,422

4,464	Prologis, Inc.	359,843

1,706	Public Storage	414,148

5,929	Realty Income Corp.	410,346

4,832	Regency Centers Corp.	322,294

3,579	Simon Property Group, Inc.	580,514

7,502	UDR, Inc.	345,542

6,072	Welltower, Inc.	504,705

11,296	Weyerhaeuser Company	287,031

		6,774,727

	Utilities (3.2%)

18,489	AES Corp.	310,430

7,241	American Electric Power Company, Inc.~	635,832

6,735	CMS Energy Corp.	392,112

5,639	Consolidated Edison, Inc.	479,090

6,669	Dominion Energy, Inc.	495,440

9,224	Duke Energy Corp.~	799,905

4,080	Edison International	304,123

4,128	Entergy Corp.	435,999

5,685	Exelon Corp.	256,166

9,339	FirstEnergy Corp.	410,636

3,708	NextEra Energy, Inc.	768,186

11,407	NiSource, Inc.	338,674

7,170	Public Service Enterprise Group, Inc.	409,766

10,238	Southern Company	575,376

8,218	Xcel Energy, Inc.	489,875

		7,101,610

	TOTAL COMMON STOCKS (Cost $208,058,142)	225,196,025

EXCHANGE-TRADED FUND (3.2%)

	Other (3.2%)

23,307	SPDR S&P 500 ETF Trust^ (Cost $7,003,053)	6,932,201

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.8%) #

	Communication Services (0.1%)

145 1,341,250	Electronic Arts, Inc. Call, 12/20/19, Strike $105.00	$44,225

43 835,189	Facebook, Inc. Call, 12/20/19, Strike $225.00	17,415

30 968,970	Netflix, Inc. Call, 08/16/19, Strike $380.00	885

134 566,954	Twitter, Inc. Call, 09/20/19, Strike $40.00	48,910

		111,435

	Consumer Discretionary (0.0%)

15 2,800,170	Amazon.com, Inc. Call, 11/15/19, Strike $2,150.00	33,600

	Wynn Resorts, Ltd.

75 975,525	Call, 09/20/19, Strike $155.00	7,088

24 312,168	Call, 09/20/19, Strike $125.00	24,840

		65,528

	Health Care (0.0%)

130 866,060	Abbvie, Inc. Call, 09/20/19, Strike $70.00	13,325

39 1,167,582	Illumina, Inc. Call, 12/20/19, Strike $330.00	48,165

14 426,664	Regeneron Pharmaceuticals, Inc. Put, 09/20/19, Strike $275.00	7,770

		69,260

	Information Technology (0.0%)

82 368,098	Micron Technology, Inc. Call, 01/17/20, Strike $40.00	67,445

74 1,248,528	NVIDIA Corp. Call, 09/20/19, Strike $200.00	10,064

		77,509

	Other (0.7%)

	S&P 500 Index

300 89,411,400	Call, 08/12/19, Strike $3,100.00	6,000

150 44,705,700	Put, 08/30/19, Strike $2,700.00	93,000

125 37,254,750	Put, 08/05/19, Strike $2,850.00	36,875

100 29,803,800	Call, 08/23/19, Strike $3,100.00	14,500

75 22,352,850	Call, 08/19/19, Strike $3,075.00	15,750

75 22,352,850	Put, 12/31/19, Strike $2,850.00	534,375

70 20,862,660	Put, 12/31/19, Strike $2,700.00	305,900

50 14,901,900	Put, 08/19/19, Strike $2,975.00	176,250

50 14,901,900	Put, 09/06/19, Strike $2,850.00	100,750

50 14,901,900	Put, 09/06/19, Strike $2,700.00	39,250

50 14,901,900	Put, 09/30/19, Strike $2,850.00	159,000

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

25 7,450,950	Put, 09/30/19, Strike $2,750.00	$47,125

		1,528,775

	TOTAL PURCHASED OPTIONS (Cost $2,487,024)	1,852,507

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.9%)

2,142,061	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	2,142,703

2,141,127	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	2,141,127

	TOTAL SHORT TERM INVESTMENTS (Cost $4,283,830)	4,283,830

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)

4,452,775	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,452,775)	4,452,775

TOTAL INVESTMENTS (110.2%) (Cost $226,284,824)		242,717,338

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(4,452,775)

LIABILITIES, LESS OTHER ASSETS (-8.2%)		(18,107,090)

NET ASSETS (100.0%)		$220,157,473

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-8.0%) #

	Communication Services (-0.1%)

40 194,960	Activision Blizzard, Inc. Put, 11/15/19, Strike $37.50	(1,980)

	Electronic Arts, Inc.

145 1,341,250	Call, 12/20/19, Strike $110.00	(29,653)

66 610,500	Put, 12/20/19, Strike $80.00	(15,081)

	Facebook, Inc.

43 835,189	Call, 12/20/19, Strike $235.00	(9,395)

43 835,189	Put, 12/20/19, Strike $155.00	(9,611)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Netflix, Inc.

30 968,970	Call, 08/16/19, Strike $390.00	$(630)

15 484,485	Put, 08/16/19, Strike $305.00	(3,810)

	Twitter, Inc.

134 566,954	Call, 09/20/19, Strike $42.00	(32,964)

67 283,477	Put, 09/20/19, Strike $30.00	(335)

		(103,459)

	Consumer Discretionary (0.0%)

	Amazon.com, Inc.

15 2,800,170	Call, 11/15/19, Strike $2,200.00	(22,575)

6 1,120,068	Put, 11/15/19, Strike $1,600.00	(13,050)

	Wynn Resorts, Ltd.

75 975,525	Call, 09/20/19, Strike $160.00	(4,387)

28 364,196	Put, 09/20/19, Strike $120.00	(11,200)

24 312,168	Call, 09/20/19, Strike $130.00	(18,300)

		(69,512)

	Health Care (0.0%)

	Abbvie, Inc.

130 866,060	Call, 09/20/19, Strike $72.50	(6,370)

52 346,424	Put, 09/20/19, Strike $60.00	(2,028)

	Illumina, Inc.

39 1,167,582	Call, 12/20/19, Strike $340.00	(37,440)

13 389,194	Put, 12/20/19, Strike $250.00	(8,060)

28 853,328	Regeneron Pharmaceuticals, Inc. Put, 09/20/19, Strike $255.00	(6,860)

		(60,758)

	Information Technology (0.0%)

164 736,196	Micron Technology, Inc. Call, 01/17/20, Strike $46.00	(82,000)

	NVIDIA Corp.

100 1,687,200	Call, 09/20/19, Strike $210.00	(6,650)

24 404,928	Put, 09/20/19, Strike $160.00	(14,460)

		(103,110)

	Other (-7.9%)

	S&P 500 Index

185 55,137,030	Call, 12/31/19, Strike $2,500.00	(9,317,525)

170 50,666,460	Put, 12/31/19, Strike $2,500.00	(379,100)

160 47,686,080	Call, 09/30/19, Strike $2,675.00	(5,104,800)

140 41,725,320	Call, 12/31/19, Strike $3,000.00	(1,402,100)

50 14,901,900	Call, 08/02/19, Strike $3,050.00	(2,125)

See accompanying Notes to Schedule of Investments

4

Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

50 14,901,900	Call, 09/30/19, Strike $2,850.00	$(803,250)

50 14,901,900	Put, 09/30/19, Strike $2,500.00	(28,250)

50 14,901,900	Put, 12/31/19, Strike $2,300.00	(55,000)

20 5,960,760	Call, 09/30/19, Strike $2,900.00	(241,400)

		(17,333,550)

	TOTAL WRITTEN OPTIONS (Premium $12,087,876)	(17,670,389)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $68,880,223.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.0%)

		Communication Services (11.6%)

25,500		Alphabet, Inc. - Class A#~	$31,064,100

221,000		Facebook, Inc. - Class A#~	42,924,830

240,000		Twitter, Inc.#	10,154,400

137,500		Walt Disney Company	19,663,875

			103,807,205

		Consumer Discretionary (7.9%)

5,500		Booking Holdings, Inc.#~	10,376,355

129,000		Lowe’s Companies, Inc.~	13,080,600

96,000		McDonald’s Corp.~	20,229,120

576,500		MGM Resorts International~	17,306,530

80,000		Royal Caribbean Cruises, Ltd.	9,307,200

			70,299,805

		Consumer Staples (2.5%)

199,000		Walmart, Inc.	21,965,620

		Energy (2.2%)

263,000		Exxon Mobil Corp.	19,556,680

		Financials (29.4%)

1,132,000		Bank of America Corp.~	34,729,760

290,000		Cboe Global Markets, Inc.~	31,699,900

361,000		E*TRADE Financial Corp.~	17,613,190

187,600		Goldman Sachs Group, Inc.~	41,296,388

1,475,000	EUR	ING Groep, NV	16,366,222

212,000		Intercontinental Exchange, Inc.~	18,626,320

333,500		JPMorgan Chase & Company~	38,686,000

913,500		Morgan Stanley~	40,705,560

1,981,000		UBS Group, AG#~^	22,127,770

			261,851,110

		Health Care (14.7%)

156,500		Alexion Pharmaceuticals, Inc.#~	17,729,885

107,000		Humana, Inc.	31,752,250

126,500		Johnson & Johnson~	16,472,830

143,000		Laboratory Corp. of America Holdings#~	23,955,360

225,500		Medtronic, PLC	22,987,470

460,000		Pfizer, Inc.	17,866,400

			130,764,195

		Industrials (18.1%)

265,500		Air Lease Corp.~	11,095,245

432,500		Delta Air Lines, Inc.~	26,399,800

290,500		Emerson Electric Company~	18,847,640

281,500		Fluor Corp.~	9,151,565

55,500		Honeywell International, Inc.~	9,571,530

128,633		L3Harris Technologies, Inc.#~	26,704,211

2,182		Lyft, Inc. - Class A#	132,818

182,500		Raytheon Company~	33,267,925

287,500		United Airlines Holdings, Inc.#	26,424,125

			161,594,859

		Information Technology (5.6%)

108,500		Fidelity National Information Services, Inc.	14,457,625

338,500		First Solar, Inc.#~	21,829,865

64,500		NVIDIA Corp.	10,882,440

NUMBER OF SHARES		VALUE

95,000	Slack Technologies, Inc. - Class A#^	$3,174,900

		50,344,830

	Materials (2.0%)

57,900	Air Products & Chemicals, Inc.~	13,216,833

22,800	Linde, PLC	4,361,184

		17,578,017

	TOTAL COMMON STOCKS (Cost $801,946,486)	837,762,321

INVESTMENTS IN AFFILIATED FUND (4.0%)

	Other (4.0%)

3,535,359	Calamos Short-Term Bond Fund - Class I (Cost $35,250,728)	35,883,890

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #

	Communication Services (0.0%)

167 20,343,940	Alphabet, Inc. Put, 08/16/19, Strike $1,070.00	10,020

1,105 21,462,415	Facebook, Inc. Put, 08/16/19, Strike $170.00	20,995

		31,015

	Consumer Discretionary (0.0%)

3,600 8,305,200	Under Armour, Inc. Call, 08/02/19, Strike $28.00	1,800

	Information Technology (0.0%)

1,575 33,553,800	Apple, Inc. Put, 08/02/19, Strike $195.00	5,512

	TOTAL PURCHASED OPTIONS (Cost $2,113,650)	38,327

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.1%)

158,279	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	158,326

158,030	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	158,030

	TOTAL SHORT TERM INVESTMENTS (Cost $316,356)	316,356

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.4%)

21,719,342	State Street Navigator Securities Lending Government Money Market Portfolio†	$21,719,342

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $21,719,342)	21,719,342

TOTAL INVESTMENTS (100.5%) (Cost $861,346,562)		895,720,236

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)		(21,719,342)

OTHER ASSETS, LESS LIABILITIES (1.9%)		17,261,416

NET ASSETS (100.0%)		$891,262,310

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-1.2%) #

	Consumer Discretionary (-0.7%)

(70,000)	CarMax, Inc.	(6,143,200)

	Industrials (-0.5%)

(47,500)	Waste Connections, Inc.	(4,309,200)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $9,272,286)	(10,452,400)

EXCHANGE-TRADED FUNDS SOLD SHORT (-92.1%) #

	Other (-92.1%)

(450,000)	Financial Select Sector SPDR Fund	(12,712,500)

(520,500)	Industrial Select Sector SPDR Fund	(40,505,310)

(2,581,400)	SPDR S&P 500 ETF Trust	(767,785,802)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $745,773,708)	(821,003,612)

TOTAL SECURITIES SOLD SHORT (Proceeds $755,045,994)		(831,456,012)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.3%) #

	Communication Services (0.0%)

695 9,939,195	Walt Disney Company Call, 09/20/19, Strike $155.00	(79,578)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Consumer Discretionary (-0.1%)

3,600 8,305,200	Under Armour, Inc. Put, 09/20/19, Strike $25.00	$(844,200)

	Industrials (-0.1%)

1,000 18,229,000	Raytheon Company Call, 08/16/19, Strike $190.00	(80,500)

500 8,997,500	Union Pacific Corp. Call, 09/20/19, Strike $175.00	(401,250)

		(481,750)

	Information Technology (-0.1%)

750 4,270,500	Anaplan, Inc. Call, 08/16/19, Strike $60.00	(71,250)

450 9,586,800	Apple, Inc. Call, 08/16/19, Strike $200.00	(625,500)

700 8,750,700	Texas Instruments, Inc. Call, 09/20/19, Strike $130.00	(153,300)

		(850,050)

	Materials (0.0%)

450 8,607,600	Linde, PLC Put, 08/16/19, Strike $200.00	(425,250)

	TOTAL WRITTEN OPTIONS (Premium $1,602,625)	(2,680,828)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $346,265,557.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (77.7%)

	Communication Services (9.8%)

8,900,000	GCI Liberty, Inc.* 1.750%, 09/30/46	$10,344,203

7,750,000	IAC Financeco 3, Inc.* 2.000%, 01/15/30	8,378,913

	Liberty Media Corp.

8,380,000	1.375%, 10/15/23	10,074,562

7,200,000	2.250%, 09/30/46	3,896,892

1,750,000	2.250%, 12/01/48*	2,106,396

3,250,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	3,332,160

6,250,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	7,562,906

18,250,000	Twitter, Inc. 0.250%, 06/15/24	19,520,291

7,600,000	Zynga, Inc.* 0.250%, 06/01/24	7,829,064

		73,045,387

	Consumer Discretionary (9.2%)

8,750,000	Booking Holdings, Inc. 0.350%, 06/15/20	12,684,744

4,250,000	Caesars Entertainment Corp. 5.000%, 10/01/24	7,327,149

7,093,000	Chegg, Inc.* 0.125%, 03/15/25	7,913,270

11,500,000	DISH Network Corp. 3.375%, 08/15/26	10,553,665

3,800,000	Guess, Inc.* 2.000%, 04/15/24	3,652,161

5,250,000	NIO, Inc.* 4.500%, 02/01/24	3,010,009

2,500,000	RH 0.000%, 07/15/20	3,192,662

	Tesla, Inc.

13,000,000	1.250%, 03/01/21	12,685,335

7,000,000	2.000%, 05/15/24	7,092,120

		68,111,115

	Energy (2.5%)

2,200,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,702,524

5,750,000	SM Energy Company 1.500%, 07/01/21	5,240,435

5,600,000	TOTAL, SA 0.500%, 12/02/22	5,876,948

5,380,000	Transocean, Inc.^ 0.500%, 01/30/23	5,127,947

		18,947,854

	Financials (2.9%)

4,765,000	Hope Bancorp, Inc. 2.000%, 05/15/38	4,470,189

6,300,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,382,119

6,250,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§^ 0.250%, 05/01/23	6,520,438

PRINCIPAL AMOUNT		VALUE

3,000,000	Starwood Property Trust, Inc. 4.375%, 04/01/23	$3,056,040

		21,428,786

	Health Care (15.1%)

9,500,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	10,285,555

6,250,000	CONMED Corp.* 2.625%, 02/01/24	7,313,594

7,631,000	DexCom, Inc.* 0.750%, 12/01/23	9,113,703

3,500,000	Evolent Health, Inc.* 1.500%, 10/15/25	2,245,740

6,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	8,349,041

2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	1,994,604

4,750,000	Illumina, Inc.^ 0.500%, 06/15/21	6,315,932

3,250,000	Innoviva, Inc. 2.125%, 01/15/23	3,219,710

1,500,000	Insmed, Inc. 1.750%, 01/15/25	1,373,993

6,000,000	Insulet Corp. 1.375%, 11/15/24	8,738,760

5,250,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	6,324,491

5,540,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	5,661,714

1,100,000	Medicines Company 2.500%, 01/15/22	1,320,721

2,740,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	3,950,751

2,575,000	NuVasive, Inc. 2.250%, 03/15/21	3,102,721

3,000,000	Pacira BioSciences, Inc. 2.375%, 04/01/22	3,105,480

6,805,000	Repligen Corp. 0.375%, 07/15/24	7,361,581

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4,368,370

2,652,000	Supernus Pharmaceuticals, Inc.^ 0.625%, 04/01/23	2,611,981

3,700,000	Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	4,120,690

3,250,000	Teladoc Health, Inc.^ 1.375%, 05/15/25	4,891,494

6,000,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	6,508,740

		112,279,366

	Industrials (2.6%)

7,000,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	6,992,895

3,250,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	3,380,488

5,652,000	Fortive Corp.*^ 0.875%, 02/15/22	5,825,375

2,501,000	FTI Consulting, Inc.* 2.000%, 08/15/23	3,021,558

		19,220,316

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (33.6%)

6,350,000	8x8, Inc.* 0.500%, 02/01/24	$7,282,021

2,000,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	7,740,170

6,004,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	6,790,314

5,250,000	Coupa Software, Inc.* 0.125%, 06/15/25	5,911,395

6,900,000	DocuSign, Inc.*^ 0.500%, 09/15/23	7,276,361

	Envestnet, Inc.

3,285,000	1.750%, 06/01/23	4,027,262

2,750,000	1.750%, 12/15/19	3,201,688

3,180,000	Euronet Worldwide, Inc.*^ 0.750%, 03/15/49	3,766,805

6,000,000	Guidewire Software, Inc. 1.250%, 03/15/25	6,760,410

5,400,000	II-VI, Inc.* 0.250%, 09/01/22	5,933,034

6,100,000	Inphi Corp. 0.750%, 09/01/21	7,553,935

1,500,000	Intel Corp. 3.250%, 08/01/39	3,724,425

3,750,000	LivePerson, Inc.* 0.750%, 03/01/24	4,226,363

3,750,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,491,975

15,250,000	Microchip Technology, Inc. 1.625%, 02/15/27	19,499,794

12,500,000	New Relic, Inc.^ 0.500%, 05/01/23	13,826,687

13,750,000	NXP Semiconductors, NV 1.000%, 12/01/19	14,703,906

	ON Semiconductor Corp.

5,800,000	1.000%, 12/01/20	7,388,765

3,000,000	1.625%, 10/15/23	3,828,600

3,250,000	OSI Systems, Inc. 1.250%, 09/01/22	3,873,496

16,750,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	18,476,841

1,764,000	Pluralsight, Inc.* 0.375%, 03/01/24	1,916,251

3,350,000	Pure Storage, Inc. 0.125%, 04/15/23	3,248,244

	Q2 Holdings, Inc.

3,850,000	0.750%, 06/01/26*	4,262,797

1,654,000	0.750%, 02/15/23	2,460,581

1,906,000	Rapid7, Inc.* 1.250%, 08/01/23	3,042,519

2,500,000	Silicon Laboratories, Inc. 1.375%, 03/01/22	3,305,800

13,870,000	Splunk, Inc.*^ 1.125%, 09/15/25	16,112,987

11,100,000	Square, Inc. 0.500%, 05/15/23	14,092,449

2,500,000	Twilio, Inc. 0.250%, 06/01/23	5,122,138

5,500,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	6,924,253

6,700,000	Wix.com, Ltd.^ 0.000%, 07/01/23	8,448,599

9,500,000	Workday, Inc. 0.250%, 10/01/22	13,972,457

PRINCIPAL AMOUNT		VALUE

4,500,000	Zendesk, Inc. 0.250%, 03/15/23	$6,595,470

		249,788,792

	Real Estate (1.5%)

3,000,000	Extra Space Storage, LP* 3.125%, 10/01/35	3,724,905

6,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	7,532,430

		11,257,335

	Utilities (0.5%)

3,250,000	NRG Energy, Inc. 2.750%, 06/01/48	3,438,012

	TOTAL CONVERTIBLE BONDS (Cost $532,757,373)	577,516,963

SYNTHETIC CONVERTIBLE SECURITIES (2.0%) ¤

U.S. Government and Agency Securities (1.6%)

	United States Treasury Note

6,200,000	2.500%, 06/30/20	6,224,824

6,000,000	2.375%, 03/15/21	6,042,188

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	12,267,012

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.4%) #

	Consumer Discretionary (0.1%)

42	Amazon.com, Inc.

7,840,476	Call, 01/17/20, Strike $1,900.00	527,415

	Industrials (0.1%)

690	Stanley Black & Decker, Inc.

10,183,710	Call, 01/17/20, Strike $145.00	828,000

	Information Technology (0.2%)

370	Lam Research Corp.

7,718,570	Call, 01/17/20, Strike $190.00	1,141,450

1,875	Micron Technology, Inc.

8,416,875	Call, 10/18/19, Strike $45.00	698,438

		1,839,888

	TOTAL PURCHASED OPTIONS	3,195,303

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $14,910,563)	15,462,315

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.2%)

	Financials (5.2%)

30,400	Assurant, Inc. 6.500%, 03/15/21	3,551,328

10,300	Bank of America Corp.^ 7.250%, 05/01/21	14,599,632

See accompanying Notes to Schedule of Investments

2

Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

15,570	Virtus Investment Partners, Inc. 7.250%, 02/01/20	$1,452,525

13,900	Wells Fargo & Company 7.500%, 11/01/24	19,328,784

		38,932,269

	Health Care (1.8%)

90,500	Becton Dickinson and Company 6.125%, 05/01/20	5,579,325

6,755	Danaher Corp.^ 4.750%, 04/15/22	7,666,250

		13,245,575

	Industrials (1.3%)

6,050	Fortive Corp. 5.000%, 07/01/21	5,910,306

65,400	Rexnord Corp. 5.750%, 11/15/19	3,863,178

		9,773,484

	Materials (0.5%)

60,662	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,261,796

	Real Estate (1.0%)

6,200	Crown Castle International Corp. 6.875%, 08/01/20	7,475,712

	Utilities (4.4%)

135,685	American Electric Power Company, Inc. 6.125%, 03/15/22	7,392,119

69,600	Aqua America, Inc. 6.000%, 04/30/22	3,979,728

120,925	DTE Energy Company 6.500%, 10/01/19	6,747,615

113,345	NextEra Energy, Inc. 6.123%, 09/01/19	7,488,704

	Sempra Energy

33,430	6.750%, 07/15/21	3,725,773

30,000	6.000%, 01/15/21	3,334,800

		32,668,739

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,592,685)	105,357,575

COMMON STOCK (1.0%)

	Health Care (1.0%)

24,945	Anthem, Inc. (Cost $5,882,661)	7,349,046

SHORT TERM INVESTMENTS (4.7%)

17,504,994	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	17,510,245

17,455,974	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	17,455,974

	TOTAL SHORT TERM INVESTMENTS (Cost $34,966,777)	34,966,219

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.6%)

33,008,943	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***†	$33,008,943

31,138,319	State Street Navigator Securities Lending Government Money Market Portfolio†	31,138,319

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $64,147,262)	64,147,262

TOTAL INVESTMENTS (108.2%) (Cost $746,257,321)		804,799,380

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.6%)		(64,147,262)

OTHER ASSETS, LESS LIABILITIES (0.4%)		2,948,218

NET ASSETS (100.0%)		$743,600,336

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Goldman Sachs & Co.	European Monetary Unit	10/24/19	1,709,000	$1,904,513	$26,967
State Street Bank and Trust	Hong Kong Dollar	10/24/19	40,788,000	5,212,968	15,155

					$42,122

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (76.9%)

		Communication Services (8.0%)

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	$807,472

		CyberAgent, Inc.

50,000,000	JPY	0.000%, 02/17/23	490,691

50,000,000	JPY	0.000%, 02/19/25	497,759

2,055,000		GCI Liberty, Inc.* 1.750%, 09/30/46	2,388,465

670,000		IAC Financeco 3, Inc.* 2.000%, 01/15/30	724,370

1,400,000,000	KRW	Kakao Corp. 0.000%, 05/11/21	1,326,870

710,000		Liberty Media Corp. 1.375%, 10/15/23	853,573

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	681,811

750,000		Momo, Inc. 1.250%, 07/01/25	700,125

1,340,000		Twitter, Inc. 0.250%, 06/15/24	1,433,271

675,000		Zynga, Inc.* 0.250%, 06/01/24	695,344

			10,599,751

		Consumer Discretionary (9.6%)

600,000		Cie Generale des Etablissements Michelin, SCA 0.000%, 01/10/22	607,503

		Ctrip.com International, Ltd.

1,860,000		1.250%, 09/15/22	1,858,410

660,000		1.000%, 07/01/20	660,637

1,155,000		DISH Network Corp. 3.375%, 08/15/26	1,059,955

665,000		Guess, Inc.* 2.000%, 04/15/24	639,128

50,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	456,317

405,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	404,992

1,220,000		NIO, Inc.* 4.500%, 02/01/24	699,469

630,000		Quotient Technology, Inc. 1.750%, 12/01/22	612,921

650,000		RH^ 0.000%, 06/15/23	636,990

416,000	EUR	SEB, SA 0.000%, 11/17/21	900,930

270,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	275,053

900,000	EUR	Steinhoff Finance Holding GmbH@ 1.250%, 10/21/23	461,805

		Tesla, Inc.

2,440,000		2.000%, 05/15/24	2,472,110

934,000		2.375%, 03/15/22	950,331

			12,696,551

PRINCIPAL AMOUNT			VALUE

		Consumer Staples (2.8%)

3,800,000		Carrefour, SA 0.000%, 03/27/24	$3,773,571

		Energy (4.8%)

390,000		Nabors Industries, Inc. 0.750%, 01/15/24	274,139

430,000		SM Energy Company 1.500%, 07/01/21	391,893

4,600,000		TOTAL, SA 0.500%, 12/02/22	4,827,493

800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	905,492

			6,399,017

		Financials (6.5%)

2,300,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	2,552,403

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,774,821

1,699,500	EUR	Credit Agricole, SA 0.000%, 10/03/19	1,333,066

700,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	779,488

900,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	1,148,072

			8,587,850

		Health Care (8.5%)

1,100,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	904,819

1,230,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	1,331,709

651,000		DexCom, Inc.* 0.750%, 12/01/23	777,489

1,100,000	EUR	Fresenius, SE & Company KGaA 0.000%, 09/24/19	1,219,040

600,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	693,113

252,000		Innoviva, Inc. 2.500%, 08/15/25	254,512

515,000		Insulet Corp. 1.375%, 11/15/24	750,077

525,000		Neurocrine Biosciences, Inc. 2.250%, 05/15/24	756,987

765,000		NuVasive, Inc. 2.250%, 03/15/21	921,779

595,000		Pacira BioSciences, Inc. 2.375%, 04/01/22	615,920

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,334,361

630,000		Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	701,631

627,000		Teladoc Health, Inc. 1.375%, 05/15/25	943,682

			11,205,119

		Industrials (5.3%)

130,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	1,189,466

546,000		Fortive Corp.* 0.875%, 02/15/22	562,749

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

60,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	$562,604

1,915,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	1,922,392

60,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	554,941

400,000	EUR	Symrise, AG 0.238%, 06/20/24	513,216

1,400,000		Vinci, SA 0.375%, 02/16/22	1,654,653

			6,960,021

		Information Technology (25.1%)

1,205,000		8x8, Inc.* 0.500%, 02/01/24	1,381,864

1,310,000		Akamai Technologies, Inc.^ 0.125%, 05/01/25	1,481,564

670,000		Coupa Software, Inc.* 0.125%, 06/15/25	754,407

660,000		DocuSign, Inc.*^ 0.500%, 09/15/23	696,000

		FireEye, Inc.

330,000		1.625%, 06/01/35	311,126

183,000		1.000%, 06/01/35	179,762

455,000		II-VI, Inc. 0.250%, 09/01/22	499,913

385,000		Inphi Corp. 0.750%, 09/01/21	476,765

1,200,000		Lenovo Group, Ltd. 3.375%, 01/24/24	1,382,280

570,000		Lumentum Holdings, Inc.^ 0.250%, 03/15/24	682,780

1,920,000		Microchip Technology, Inc. 1.625%, 02/15/27	2,455,056

291,000		Micron Technology, Inc.~ 2.125%, 02/15/33	1,198,920

904,000		New Relic, Inc. 0.500%, 05/01/23	999,946

2,468,000		NXP Semiconductors, NV 1.000%, 12/01/19	2,639,217

380,000		ON Semiconductor Corp. 1.000%, 12/01/20	484,092

650,000		Palo Alto Networks, Inc.* 0.750%, 07/01/23	717,012

305,000		Pluralsight, Inc.* 0.375%, 03/01/24	331,325

		Q2 Holdings, Inc.

670,000		0.750%, 06/01/26*	741,837

457,000		0.750%, 02/15/23	679,858

960,000		Silicon Laboratories, Inc. 1.375%, 03/01/22	1,269,427

550,000	EUR	SOITEC 0.000%, 06/28/23	732,876

1,430,000		Splunk, Inc.* 1.125%, 09/15/25	1,661,252

1,270,000		Square, Inc. 0.500%, 05/15/23	1,612,379

1,000,000		STMicroelectronics, NV 0.000%, 07/03/22	1,145,675

221,000		Synaptics, Inc. 0.500%, 06/15/22	201,237

359,000		Twilio, Inc. 0.250%, 06/01/23	735,539

385,000		Veeco Instruments, Inc. 2.700%, 01/15/23	344,134

PRINCIPAL AMOUNT			VALUE

843,000		Weibo Corp. 1.250%, 11/15/22	$793,554

650,000		Wix.com, Ltd.^ 0.000%, 07/01/23	819,640

1,870,000		Workday, Inc. 0.250%, 10/01/22	2,750,368

1,877,000		Xero Investments, Ltd. 2.375%, 10/04/23	2,222,124

610,000		Zendesk, Inc. 0.250%, 03/15/23	894,053

			33,275,982

		Materials (3.7%)

4,000,000		BASF, SE 0.925%, 03/09/23	3,791,880

600,000		LG Chem, Ltd. 0.000%, 04/16/21	597,498

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	462,784

			4,852,162

		Real Estate (2.6%)

1,900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	2,252,824

525,000		IH Merger Sub, LLC 3.500%, 01/15/22	659,088

60,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	587,993

			3,499,905

		TOTAL CONVERTIBLE BONDS (Cost $100,839,948)	101,849,929

SYNTHETIC CONVERTIBLE SECURITIES (11.2%) ¤
Corporate Bonds (1.6%)

		Communication Services (0.2%)

273,000		Sprint Corp. 7.250%, 09/15/21	294,047

		Consumer Discretionary (0.5%)

595,000		Lennar Corp. 6.625%, 05/01/20	612,630

115,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	115,099

			727,729

		Financials (0.4%)

450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.000%, 10/01/21	471,724

		Health Care (0.5%)

600,000		HCA Healthcare, Inc. 6.250%, 02/15/21	630,354

		TOTAL CORPORATE BONDS	2,123,854

See accompanying Notes to Schedule of Investments

2

Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
U.S. Government and Agency Securities (9.1%)

		United States Treasury Note

4,441,000		1.875%, 05/31/22	$4,447,072

4,090,000		1.125%, 12/31/19	4,073,544

3,505,000		1.750%, 10/31/20	3,494,937

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	12,015,553

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.5%) #

		Consumer Discretionary (0.3%)

93 1,609,923		Alibaba Group Holding, Ltd. Call, 09/20/19, Strike $175.00	69,285

		Booking Holdings, Inc.

17 3,207,237		Call, 01/17/20, Strike $1,920.00	210,715

8 1,509,288		Call, 01/17/20, Strike $1,850.00	131,520

			411,520

		Industrials (0.1%)

187	EUR	Airbus, SE

2,394,722		Call, 03/20/20, Strike 130.00	191,794

		Information Technology (0.1%)

77		Lam Research Corp.

1,606,297		Call, 01/17/20, Strike $215.00	134,173

		TOTAL PURCHASED OPTIONS	737,487

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $14,991,944)	14,876,894

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (10.9%)

		Financials (6.8%)

6,030		Assurant, Inc. 6.500%, 03/15/21	704,425

2,487		Bank of America Corp. 7.250%, 12/31/49	3,525,173

13,755		Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,283,204

2,530		Wells Fargo & Company 7.500%, 12/31/49	3,518,117

			9,030,919

		Health Care (1.1%)

1,295		Danaher Corp.^ 4.750%, 04/15/22	1,469,695

		Real Estate (0.4%)

425		Crown Castle International Corp. 6.875%, 08/01/20	512,448

NUMBER OF SHARES		VALUE

	Utilities (2.6%)

12,955	American Electric Power Company, Inc. 6.125%, 03/15/22	$705,788

13,215	Aqua America, Inc. 6.000%, 04/30/22	755,634

10,385	DTE Energy Company 6.500%, 10/01/19	579,483

	Sempra Energy

6,535	6.750%, 07/15/21	728,326

6,415	6.000%, 01/15/21	713,091

		3,482,322

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,988,894)	14,495,384

COMMON STOCK (0.6%)

	Consumer Discretionary (0.6%)

4,356	Alibaba Group Holding, Ltd.# (Cost $584,272)	754,067

SHORT TERM INVESTMENTS (1.2%)

775,810	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	776,043

775,979	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	775,979

	TOTAL SHORT TERM INVESTMENTS (Cost $1,552,022)	1,552,022

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)

5,118,654	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $5,118,654)	5,118,654

TOTAL INVESTMENTS (104.7%) (Cost $136,075,734)		138,646,950

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(5,118,654)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(1,104,790)

NET ASSETS (100.0%)		$132,423,506

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $16,480.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
JPY	Japanese Yen
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$113,917,425	82.2%
European Monetary Unit	17,265,739	12.4%
Japanese Yen	6,136,916	4.4%
South Korean Won	1,326,870	1.0%
Total Investments	$138,646,950	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund (formerly Frontier Timpani Small Cap Growth Fund)

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.1%)

	Communication Services (1.6%)

41,832	Fluent, Inc.#	$217,526

94,146	Vonage Holdings Corp.#	1,167,411

		1,384,937

	Consumer Discretionary (23.6%)

6,732	Aaron’s, Inc.	424,453

28,610	Boot Barn Holdings, Inc.#	895,207

54,096	Career Education Corp.#	1,025,660

24,210	Century Communities, Inc.#	667,470

65,217	Chegg, Inc.#	2,929,548

18,490	Everi Holdings, Inc.#	222,065

17,424	Fox Factory Holding Corp.#	1,395,314

56,494	Funko, Inc. - Class A#	1,412,915

10,703	Grand Canyon Education, Inc.#	1,164,165

9,746	LGI Homes, Inc.#	685,046

24,936	Lovesac Company#	534,628

85,655	Noodles & Company#	634,703

3,201	Ollie’s Bargain Outlet Holdings, Inc.#	271,093

26,388	Planet Fitness Inc- Class A#	2,075,680

134,152	Rubicon Project, Inc.#	1,020,897

11,759	Strategic Education, Inc.	2,092,984

18,820	TopBuild Corp.#	1,526,866

40,754	YETI Holdings, Inc.#	1,416,609

		20,395,303

	Consumer Staples (1.5%)

48,641	Simply Good Foods Company#	1,324,495

	Energy (3.0%)

63,314	Matador Resources Company#	1,116,226

15,202	Scorpio Tankers, Inc.	398,444

27,444	World Fuel Services Corp.	1,071,414

		2,586,084

	Financials (3.7%)

2,409	Assetmark Financial Holdings, Inc.#	68,151

12,001	eHealth, Inc.#	1,245,104

20,228	Goosehead Insurance, Inc. - Class A	910,462

1,540	LendingTree, Inc.#	496,711

5,632	LPL Financial Holdings, Inc.	472,356

		3,192,784

	Health Care (28.0%)

14,663	Addus HomeCare Corp.#	1,181,691

9,878	Amedisys, Inc.#	1,362,078

9,185	ANI Pharmaceuticals, Inc.#	776,959

41,678	CareDx, Inc.#	1,365,788

6,402	Castle Biosciences, Inc.#	125,799

23,869	Coherus Biosciences, Inc.#	401,477

22,736	Ensign Group, Inc.	1,370,071

13,750	Inspire Medical Systems, Inc.#	929,913

3,685	Insulet Corp.#	453,034

34,022	Invitae Corp.#	914,852

12,892	LHC Group, Inc.#	1,631,869

11,484	Omnicell, Inc.#	863,712

NUMBER OF SHARES		VALUE

64,689	OptimizeRx Corp.#	$976,157

10,945	OrthoPediatrics Corp.#	386,468

4,517	Penumbra, Inc.#	757,049

40,897	PetIQ, Inc.#	1,400,313

1,210	Phreesia, Inc.#	33,069

62,159	R1 RCM, Inc.#	781,960

4,884	Repligen Corp.#	461,001

27,895	Tactile Systems Technology, Inc.#	1,610,657

32,889	Tandem Diabetes Care, Inc.#	2,086,149

10,098	Teladoc Health, Inc.#	689,088

2,002	US Physical Therapy, Inc.	258,418

47,838	Veracyte, Inc.#	1,357,164

96,830	Vericel Corp.#	1,851,390

193,705	Vermillion, Inc.#	139,700

		24,165,826

	Industrials (9.5%)

6,413	Albany International Corp- Class A	551,454

20,514	Columbus McKinnon Corp.Columbus McKinnon Corp.	788,558

3,740	Cubic Corp.	247,588

4,521	HEICO Corp.	618,247

17,995	Kratos Defense & Security Solutions, Inc.#	443,577

51,270	LiqTech International, Inc.#	428,104

28,643	MasTec, Inc.#	1,469,959

21,515	Mercury Systems, Inc.#	1,753,903

10,813	NV5 Global, Inc.#	859,309

8,734	Trex Company, Inc.#	714,004

10,065	Willdan Group, Inc.#	352,074

		8,226,777

	Information Technology (25.6%)

3,828	Cabot Microelectronics Corp.	465,676

105,685	Digital Turbine, Inc.#	573,870

7,733	Euronet Worldwide, Inc.#	1,205,652

15,224	Everbridge, Inc.#	1,557,415

22,098	Five9, Inc.#	1,090,978

30,392	GDS Holdings, Ltd.#	1,251,543

30,601	KEMET Corp.	615,692

33,109	Lattice Semiconductor Corp.#	640,328

14,421	Mimecast, Ltd.#	686,440

5,445	NICE-Systems, Ltd.#	831,560

55,581	Paysign, Inc.#	784,248

9,262	Pegasystems, Inc.	700,207

33,582	Pluralsight, Inc. - Class A#	1,030,632

14,190	RealPage, Inc.#	886,591

12,155	RingCentral, Inc. - Class A#	1,725,767

39,852	ShotSpotter, Inc.#	1,498,037

11,792	Smartsheet, Inc. - Class A#	588,539

15,601	Sonim Technologies, Inc.#	172,703

69,199	Telaria, Inc.#	560,512

3,773	Trade Desk, Inc. - Class A#	993,469

2,893	Twilio, Inc. - Class A#	402,445

3,476	Varonis Systems, Inc.#	249,959

21,955	WNS Holdings, Ltd.#	1,383,604

30,029	Workiva, Inc.#	1,726,367

5,060	Zscaler, Inc.#	426,406

		22,048,640

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (2.6%)

22,560	Ingevity Corp.#	$2,223,062

	TOTAL COMMON STOCKS (Cost $62,030,708)	85,547,908

SHORT TERM INVESTMENTS (1.0%)

452,758	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	452,894

452,849	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	452,849

	TOTAL SHORT TERM INVESTMENTS (Cost $905,743)	905,743

VALUE

TOTAL INVESTMENTS (100.1%) (Cost $62,936,451)	$86,453,651

LIABILITIES, LESS OTHER ASSETS (-0.1%)	(105,481)

NET ASSETS (100.0%)	$86,348,170

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.8%)

	Communication Services (1.0%)

7,972	Vonage Holdings Corp.#	$98,853

	Consumer Discretionary (19.9%)

703	Aaron’s, Inc.	44,324

1,178	Boot Barn Holdings, Inc.#	36,860

941	Bright Horizons Family Solutions, Inc.#	143,098

5,141	Career Education Corp.#	97,473

7,323	Chegg, Inc.#	328,949

2,055	Everi Holdings, Inc.#	24,681

1,625	Fox Factory Holding Corp.#	130,130

3,698	Funko, Inc. - Class A#	92,487

1,032	Grand Canyon Education, Inc.#	112,251

895	LGI Homes, Inc.#	62,910

1,151	Lovesac Company#	24,677

9	NVR, Inc.#	30,097

365	Ollie’s Bargain Outlet Holdings, Inc.#	30,912

2,703	Planet Fitness Inc- Class A#	212,618

986	Strategic Education, Inc.	175,498

1,525	TopBuild Corp.#	123,723

1,835	Tractor Supply Company	199,666

4,593	YETI Holdings, Inc.#	159,653

		2,030,007

	Consumer Staples (1.5%)

5,488	Simply Good Foods Company#	149,438

	Energy (3.6%)

1,141	Diamondback Energy, Inc.	118,013

6,081	Matador Resources Company#	107,208

1,580	Scorpio Tankers, Inc.	41,412

2,548	World Fuel Services Corp.	99,474

		366,107

	Financials (4.1%)

274	Assetmark Financial Holdings, Inc.#	7,752

548	eHealth, Inc.#	56,855

1,616	Goosehead Insurance, Inc. - Class A	72,736

201	LendingTree, Inc.#	64,831

2,621	LPL Financial Holdings, Inc.	219,823

		421,997

	Health Care (23.3%)

1,032	Amedisys, Inc.#	142,302

548	ANI Pharmaceuticals, Inc.#	46,355

2,420	CareDx, Inc.#	79,303

2,274	Coherus Biosciences, Inc.#	38,249

1,077	DexCom, Inc.#	168,949

2,246	Ensign Group, Inc.	135,344

2,438	Exact Sciences Corp.#	280,638

1,351	Inspire Medical Systems, Inc.#	91,368

1,525	Insulet Corp.#	187,483

1,890	Invitae Corp.#	50,822

1,260	LHC Group, Inc.#	159,491

922	Omnicell, Inc.#	69,344

813	Penumbra, Inc.#	136,259

1,753	PetIQ, Inc.#	60,023

137	Phreesia, Inc.#	3,744

NUMBER OF SHARES		VALUE

4,538	R1 RCM, Inc.#	$57,088

447	Repligen Corp.#	42,192

2,365	Tactile Systems Technology, Inc.#	136,555

3,534	Tandem Diabetes Care, Inc.#	224,162

794	Teladoc Health, Inc.#	54,183

192	US Physical Therapy, Inc.	24,783

2,045	Veracyte, Inc.#	58,017

7,131	Vericel Corp.#	136,345

		2,382,999

	Industrials (11.3%)

730	Albany International Corp - Class A	62,773

594	Columbus McKinnon Corp.Columbus McKinnon Corp.	22,833

867	Copart, Inc.#	67,219

283	CoStar Group, Inc.#	174,158

356	Cubic Corp.	23,567

2,265	HEICO Corp.	309,739

356	Hexcel Corp.	29,107

1,105	Kratos Defense & Security Solutions, Inc.#	27,238

3,013	MasTec, Inc.#	154,627

2,420	Mercury Systems, Inc.#	197,278

292	NV5 Global, Inc.#	23,205

758	Trex Company, Inc.#	61,967

		1,153,711

	Information Technology (29.9%)

584	Alteryx, Inc. - Class A#	68,643

1,799	Black Knight, Inc.#	113,913

347	Cabot Microelectronics Corp.	42,213

1,854	DocuSign, Inc.#	95,889

1,424	Euronet Worldwide, Inc.#	222,016

941	Everbridge, Inc.#	96,264

2,109	Five9, Inc.#	104,121

4,127	GDS Holdings, Ltd.#	169,950

3,150	Genpact, Ltd.	124,992

411	Guidewire Software, Inc.#	41,955

2,118	KEMET Corp.	42,614

2,831	Lattice Semiconductor Corp.#	54,752

603	Mimecast, Ltd.#	28,703

639	Monolithic Power Systems, Inc.	94,674

1,041	NICE-Systems, Ltd.#	158,981

384	Okta, Inc.#	50,239

210	Paycom Software, Inc.#	50,557

2,045	Pegasystems, Inc.	154,602

4,757	Pluralsight, Inc. - Class A#	145,992

1,132	RealPage, Inc.#	70,727

1,781	RingCentral, Inc. - Class A#	252,866

1,479	ShotSpotter, Inc.#	55,596

1,077	Smartsheet, Inc. - Class A#	53,753

457	Trade Desk, Inc. - Class A#	120,333

1,123	Twilio, Inc. - Class A#	156,221

329	Varonis Systems, Inc.#	23,658

1,287	WNS Holdings, Ltd.#	81,107

3,022	Workiva, Inc.#	173,735

1,498	Zendesk, Inc.#	125,173

867	Zscaler, Inc.#	73,062

		3,047,301

	Materials (2.2%)

2,255	Ingevity Corp.#	222,208

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

VALUE

TOTAL COMMON STOCKS (Cost $9,951,233)	$9,872,621

TOTAL INVESTMENTS (96.8%) (Cost $9,951,233)	9,872,621

OTHER ASSETS, LESS LIABILITIES (3.2%)	328,767

NET ASSETS (100.0%)	$10,201,388

NOTES TO SCHEDULE OF INVESTMENTS

#            Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.1%)

	Communication Services (15.1%)

60,500	Alphabet, Inc. - Class A#~	$73,701,100

415,000	Comcast Corp. - Class A~	17,915,550

14,000	Discovery, Inc. - Class A#^	424,340

368,000	Facebook, Inc. - Class A#~	71,476,640

49,300	Netflix, Inc.#	15,923,407

292,500	Twitter, Inc.#	12,375,675

205,000	Walt Disney Company	29,317,050

45,000	Zynga, Inc. - Class A#	287,100

		221,420,862

	Consumer Discretionary (14.4%)

43,000	Amazon.com, Inc.#~	80,271,540

11,800	Best Buy Company, Inc.	903,054

3,900	Booking Holdings, Inc.#	7,357,779

119,500	CarMax, Inc.#^	10,487,320

1,800	Churchill Downs, Inc.^	215,370

5,640	Etsy, Inc.#	377,993

2,800	Five Below, Inc.#	328,888

74,000	Home Depot, Inc.	15,813,060

195,500	Lowe’s Companies, Inc.	19,823,700

96,000	Lululemon Athletica, Inc.#	18,344,640

89,500	McDonald’s Corp.~	18,859,440

560,000	MGM Resorts International~	16,811,200

8,500	New Oriental Education & Technology Group, Inc.#	886,635

166,500	Royal Caribbean Cruises, Ltd.	19,370,610

20,400	Toll Brothers, Inc.	733,788

28,700	Under Armour, Inc., Class A#^	662,109

		211,247,126

	Consumer Staples (3.3%)

188,500	Coca-Cola Company	9,920,755

72,000	Constellation Brands, Inc. - Class A	14,171,040

5,600	Hershey Company	849,744

214,500	Walmart, Inc.	23,676,510

		48,618,049

	Energy (1.7%)

117,000	ConocoPhillips	6,912,360

3,900	CVR Energy, Inc.	206,973

242,000	Exxon Mobil Corp.	17,995,120

		25,114,453

	Financials (7.2%)

20,700	Arch Capital Group, Ltd.#	800,883

36,000	Ares Capital Corp.^	668,520

481,500	Bank of America Corp.	14,772,420

292,000	Cboe Global Markets, Inc.~	31,918,520

105,000	Charles Schwab Corp.	4,538,100

5,000	Cincinnati Financial Corp.	536,650

1,280	Credit Acceptance Corp.#	611,878

2,200	Discover Financial Services	197,428

59,500	E*TRADE Financial Corp.~	2,903,005

13,900	Essent Group, Ltd.#	641,624

115,000	Green Dot Corp. - Class A#	5,829,350

12,500	Hartford Financial Services Group, Inc.	720,375

11,000	Houlihan Lokey, Inc.	506,000

249,000	Intercontinental Exchange, Inc.~	21,877,140

NUMBER OF SHARES			VALUE

9,000		Lincoln National Corp.	$588,060

8,090		LPL Financial Holdings, Inc.	678,508

46,200		MGIC Investment Corp.#	593,670

1,100		RenaissanceRe Holdings, Ltd.	199,265

54,300		SLM Corp.	494,673

1,200		SVB Financial Group#	278,364

267,500		US Bancorp	15,287,625

			104,642,058

		Health Care (15.7%)

183,000		Alexion Pharmaceuticals, Inc.#~	20,732,070

354,000		Baxter International, Inc.	29,725,380

11,500		Bruker Corp.	550,275

2,400		Cooper Companies, Inc.	809,760

37,500		Edwards Lifesciences Corp.#	7,981,875

25,300		Exelixis, Inc.#	538,131

5,400		HCA Healthcare, Inc.	720,954

13,000		Horizon Therapeutics, PLC#	323,570

132,000		Humana, Inc.~	39,171,000

1,400		IDEXX Laboratories, Inc.#	394,870

4,700		Incyte Corp.#	399,124

99,000		Johnson & Johnson~	12,891,780

124,500		Laboratory Corp. of America Holdings#~	20,856,240

226,500		Medtronic, PLC	23,089,410

174,000		Merck & Company, Inc.	14,440,260

92,000		Neurocrine Biosciences, Inc.#	8,867,880

650,000		Pfizer, Inc.~	25,246,000

92,000		UnitedHealth Group, Inc.~	22,908,920

3,200		Veeva Systems, Inc., Class A#	530,880

			230,178,379

		Industrials (14.8%)

5,000		AGCO Corp.	385,000

6,500	CAD	Air Canada#	223,644

353,500		Air Lease Corp.~	14,772,765

11,000		Arconic, Inc.	275,440

56,500		Boeing Company	19,276,670

4,300		Cummins, Inc.	705,200

387,600		Delta Air Lines, Inc.~	23,659,104

4,000		Dover Corp.	387,400

223,500		Emerson Electric Company	14,500,680

3,000		HEICO Corp.^	410,250

8,000		Herman Miller, Inc.	362,720

5,100		Hexcel Corp.	416,976

83,500		Honeywell International, Inc.	14,400,410

184,122		L3Harris Technologies, Inc.#	38,223,727

59,500		Lyft, Inc. - Class A#^	3,621,765

7,600		Oshkosh Corp.	635,132

10,500		Quanta Services, Inc.	392,910

175,000		Raytheon Company~	31,900,750

800		TransDigm Group, Inc.#	388,352

197,500		TransUnion~	16,351,025

237,200		United Airlines Holdings, Inc.#	21,801,052

123,000		Waste Management, Inc.	14,391,000

			217,481,972

		Information Technology (22.4%)

8,030		Akamai Technologies, Inc.#	707,684

3,600		Ansys, Inc.#	731,232

6,400		Aspen Technology, Inc.#	843,968

11,180		Booz Allen Hamilton Holding Corp.	768,625

20,900		Broadcom, Inc.	6,060,791

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

2,600		CACI International, Inc. - Class A#	$559,390

12,500		Cadence Design Systems, Inc.#	923,875

6,300		CDW Corp.	744,408

3,710		CyberArk Software, Ltd.#	515,245

131,500		DocuSign, Inc.#^	6,801,180

2,800		EPAM Systems, Inc.#	542,612

2,920		Euronet Worldwide, Inc.#	455,257

305,505		Fidelity National Information Services, Inc.	40,708,594

269,500		First Solar, Inc.#^	17,380,055

3,180		Fortinet, Inc.#	255,386

18,800		Genpact, Ltd.	745,984

9,200		Keysight Technologies, Inc.#	823,584

5,000		Leidos Holdings, Inc.	410,500

79,000		Microchip Technology, Inc.^	7,459,180

748,500		Microsoft Corp.~	101,998,095

77,000		NVIDIA Corp.	12,991,440

90,500		PayPal Holdings, Inc.#	9,991,200

209,400		RealPage, Inc.#	13,083,312

107,500		Salesforce.com, Inc.#	16,608,750

153,500		Slack Technologies, Inc. - Class A#^	5,129,970

2,100		Splunk, Inc.#	284,151

2,100		Synopsys, Inc.#	278,796

15,000		Teradyne, Inc.	835,950

81,500		Twilio, Inc. - Class A#^	11,337,465

2,400		Universal Display Corp.^	506,592

7,000		Verint Systems, Inc.#	405,090

3,700		VeriSign, Inc.#	781,033

273,000		Visa, Inc. - Class A~	48,594,000

1,940		Zebra Technologies Corp.- Class A#	409,127

201,500		Zendesk, Inc.#^	16,837,340

5,500		Zscaler, Inc.#^	463,485

			327,973,346

		Materials (1.5%)

62,600		Air Products & Chemicals, Inc.~	14,289,702

11,500		Ardagh Group, SA	191,245

36,900		Linde, PLC	7,058,232

			21,539,179

		Utilities (0.0%)

5,700	CAD	Brookfield Renewable Partners, LP	204,108

		TOTAL COMMON STOCKS (Cost $1,034,599,691)	1,408,419,532

EXCHANGE-TRADED FUNDS (0.1%)

		Other (0.1%)

4,100		iShares Russell Mid-Cap Growth ETF^	597,903

10,670		iShares U.S. Real Estate ETF^	953,791

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,463,818)	1,551,694

NUMBER OF SHARES		VALUE

INVESTMENTS IN AFFILIATED FUND (0.4%)

	Other (0.4%)

555,115	Calamos Short-Term Bond Fund - Class I (Cost $5,540,119)	$5,634,419

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #

	Communication Services (0.0%)

365 44,464,300	Alphabet, Inc. Put, 08/16/19, Strike $1,070.00	21,900

1,840 35,738,320	Facebook, Inc. Put, 08/16/19, Strike $170.00	34,960

		56,860

	Consumer Discretionary (0.0%)

2,900 6,690,300	Under Armour, Inc. Call, 08/02/19, Strike $28.00	1,450

	Information Technology (0.0%)

1,475 31,423,400	Apple, Inc. Put, 08/02/19, Strike $195.00	5,163

	Other (0.0%)

550 886,600	CBOE Volatility Index Call, 09/18/19, Strike $18.00	97,625

	TOTAL PURCHASED OPTIONS (Cost $3,386,230)	161,098

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.7%)

27,077,767	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	27,085,891

27,047,295	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	27,047,295

	TOTAL SHORT TERM INVESTMENTS (Cost $54,135,032)	54,133,186

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)

25,140,797	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***†	25,140,797

See accompanying Notes to Schedule of Investments

2

Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

27,958,835	State Street Navigator Securities Lending Government Money Market Portfolio†	$27,958,835

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $53,099,632)	53,099,632

TOTAL INVESTMENTS (103.9%) (Cost $1,152,224,522)		1,522,999,561

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(53,099,632)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(3,504,971)

NET ASSETS (100.0%)		$1,466,394,958

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #

	Communication Services (0.0%)

115 3,714,385	Netflix, Inc. Put, 08/16/19, Strike $315.00	(58,362)
1,735 24,812,235	Walt Disney Company Call, 09/20/19, Strike $155.00	(198,658)

		(257,020)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Consumer Discretionary (0.0%)

2,900 6,690,300	Under Armour, Inc. Put, 09/20/19, Strike $25.00	$(680,050)

	Industrials (0.0%)

800 14,583,200	Raytheon Company Call, 08/16/19, Strike $190.00	(64,400)

	Information Technology (0.0%)

1,475 31,423,400	Apple, Inc. Put, 10/18/19, Strike $170.00	(92,925)

	Materials (-0.1%)

725 13,867,800	Linde, PLC Put, 08/16/19, Strike $200.00	(685,125)

	TOTAL WRITTEN OPTIONS (Premium $1,179,296)	$(1,779,520)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $38,087,310.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (2.9%)

	Communication Services (0.5%)

9,865,000	Alphabet, Inc. 3.375%, 02/25/24	$10,405,553

	Consumer Discretionary (1.2%)

5,153,000	Dana, Inc. 5.500%, 12/15/24	5,258,250

9,900,000	Home Depot, Inc.^ 2.700%, 04/01/23	10,112,553

6,716,000	L Brands, Inc. 5.625%, 02/15/22	7,064,628

2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,561,198

		24,996,629

	Consumer Staples (0.5%)

9,865,000	Walmart, Inc. 3.300%, 04/22/24	10,335,264

	Financials (0.2%)

4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	5,052,960

	Health Care (0.2%)

3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,038,220

	Information Technology (0.3%)

4,935,000	Apple, Inc. 3.450%, 05/06/24	5,203,267

	TOTAL CORPORATE BONDS (Cost $57,974,513)	59,031,893

CONVERTIBLE BONDS (14.1%)

	Communication Services (2.7%)

6,600,000	GCI Liberty, Inc.* 1.750%, 09/30/46	7,670,982

3,000,000	IAC FinanceCo 2, Inc.* 0.875%, 06/15/26	3,143,265

2,500,000	IAC Financeco 3, Inc.* 2.000%, 01/15/30	2,702,875

	Liberty Media Corp.

9,685,000	2.250%, 09/30/46	5,241,861

6,963,000	1.375%, 10/15/23	8,371,023

5,125,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	5,254,560

8,050,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	9,741,023

2,090,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,590,492

5,150,000	Twitter, Inc. 0.250%, 06/15/24	5,508,466

5,000,000	Zynga, Inc.* 0.250%, 06/01/24	5,150,700

		55,375,247

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (1.4%)

4,450,000	Booking Holdings, Inc. 0.350%, 06/15/20	$6,451,098

1,856,000	Chegg, Inc.* 0.125%, 03/15/25	2,070,637

2,010,000	Ctrip.com International, Ltd.^ 1.990%, 07/01/25	2,236,437

2,150,000	DISH Network Corp. 3.375%, 08/15/26	1,973,077

3,025,000	Guess, Inc.* 2.000%, 04/15/24	2,907,312

	Tesla, Inc.

6,070,000	2.000%, 05/15/24	6,149,881

5,885,000	1.250%, 03/01/21	5,742,554

		27,530,996

	Energy (0.3%)

5,000,000	TOTAL, SA 0.500%, 12/02/22	5,247,275

	Financials (1.0%)

3,950,000	Ares Capital Corp.^ 4.625%, 03/01/24	4,132,925

6,600,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,733,649

7,850,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	8,189,669

		20,056,243

	Health Care (1.8%)

1,750,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	1,894,708

4,700,000	CONMED Corp.* 2.625%, 02/01/24	5,499,822

4,750,000	Exact Sciences Corp. 0.375%, 03/15/27	5,875,251

7,172,000	Illumina, Inc.^* 0.000%, 08/15/23	7,796,896

4,135,000	Insulet Corp. 1.375%, 11/15/24	6,022,462

1,600,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	2,307,008

2,699,000	Repligen Corp. 0.375%, 07/15/24	2,919,751

3,550,000	Wright Medical Group, Inc. 1.625%, 06/15/23	3,851,005

		36,166,903

	Industrials (0.5%)

3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,945,991

7,145,000	Fortive Corp.^* 0.875%, 02/15/22	7,364,173

		11,310,164

	Information Technology (5.7%)

4,605,000	8x8, Inc.* 0.500%, 02/01/24	5,280,899

1,727,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	1,953,177

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,940,000	Coupa Software, Inc.* 0.125%, 06/15/25	$3,310,381

5,250,000	DocuSign, Inc.^* 0.500%, 09/15/23	5,536,361

2,000,000	Envestnet, Inc. 1.750%, 12/15/19	2,328,500

2,316,000	Euronet Worldwide, Inc.^* 0.750%, 03/15/49	2,743,371

1,760,000	II-VI, Inc. 0.250%, 09/01/22	1,933,730

6,000,000	Intel Corp. 3.250%, 08/01/39	14,897,700

4,285,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	5,132,830

6,200,000	Microchip Technology, Inc. 1.625%, 02/15/27	7,927,785

3,998,000	New Relic, Inc. 0.500%, 05/01/23	4,422,328

3,775,000	NXP Semiconductors, NV 1.000%, 12/01/19	4,036,891

6,184,000	ON Semiconductor Corp. 1.000%, 12/01/20	7,877,952

6,125,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	6,756,457

1,388,000	Pluralsight, Inc.* 0.375%, 03/01/24	1,507,798

2,000,000	Pure Storage, Inc. 0.125%, 04/15/23	1,939,250

3,900,000	Q2 Holdings, Inc.* 0.750%, 06/01/26	4,318,158

4,375,000	Silicon Laboratories, Inc. 1.375%, 03/01/22	5,785,150

5,165,000	Splunk, Inc.* 0.500%, 09/15/23	5,901,891

5,100,000	Wix.com, Ltd.^ 0.000%, 07/01/23	6,431,023

5,250,000	Workday, Inc. 0.250%, 10/01/22	7,721,621

5,920,000	Zendesk, Inc. 0.250%, 03/15/23	8,676,707

		116,419,960

	Real Estate (0.4%)

1,750,000	Extra Space Storage, LP* 3.125%, 10/01/35	2,172,861

5,340,000	IH Merger Sub, LLC 3.500%, 01/15/22	6,703,863

		8,876,724

	Utilities (0.3%)

5,100,000	NRG Energy, Inc. 2.750%, 06/01/48	5,395,035

	TOTAL CONVERTIBLE BONDS (Cost $252,830,779)	286,378,547

U.S. GOVERNMENT AND AGENCY SECURITIES (1.7%)

	United States Treasury Note

11,600,000	1.125%, 06/30/21	11,432,797

10,800,000	2.000%, 01/31/20	10,794,094

5,800,000	1.625%, 05/15/26^	5,693,516

PRINCIPAL AMOUNT		VALUE

5,500,000	2.000%, 11/15/26	$5,527,070

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $33,459,171)	33,447,477

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.3%)

	Financials (0.5%)

80,250	AMG Capital Trust II^ 5.150%, 10/15/37	3,853,405

46,665	Assurant, Inc. 6.500%, 03/15/21	5,451,405

		9,304,810

	Health Care (0.9%)

104,250	Becton Dickinson and Company 6.125%, 05/01/20	6,427,012

9,890	Danaher Corp.^ 4.750%, 04/15/22	11,224,161

		17,651,173

	Industrials (1.6%)

7,645	Fortive Corp. 5.000%, 07/01/21	7,468,477

204,910	Rexnord Corp. 5.750%, 11/15/19	12,104,034

122,025	Stanley Black & Decker, Inc. 5.375%, 05/15/20	12,384,317

		31,956,828

	Materials (0.2%)

83,500	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	4,489,795

	Real Estate (0.8%)

14,350	Crown Castle International Corp. 6.875%, 08/01/20	17,302,656

	Utilities (3.3%)

197,565	American Electric Power Company, Inc. 6.125%, 03/15/22	10,763,341

121,500	Aqua America, Inc. 6.000%, 04/30/22	6,947,370

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	4,075,822

262,305	DTE Energy Company 6.500%, 10/01/19	14,636,619

328,590	NextEra Energy, Inc. 6.123%, 09/01/19	21,709,942

	Sempra Energy

41,640	6.750%, 07/15/21	4,640,778

30,200	6.000%, 01/15/21	3,357,032

		66,130,904

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $134,418,621)	146,836,166

See accompanying Notes to Schedule of Investments

2

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (70.1%)

	Communication Services (7.8%)

40,455	Alphabet, Inc. - Class A#~	$49,282,281

271,175	AT&T, Inc.	9,233,509

321,635	Comcast Corp. - Class A	13,884,983

170,250	Facebook, Inc. - Class A#	33,067,657

33,630	Netflix, Inc.#	10,862,154

319,000	Verizon Communications, Inc.	17,631,130

173,000	Walt Disney Company	24,740,730

		158,702,444

	Consumer Discretionary (7.3%)

39,044	Alibaba Group Holding, Ltd.#	6,758,907

32,625	Amazon.com, Inc.#	60,903,698

47,325	Dollar Tree, Inc.#	4,815,319

110,420	General Motors Company	4,454,343

109,360	Home Depot, Inc.	23,369,138

91,730	Lowe’s Companies, Inc.	9,301,422

62,615	McDonald’s Corp.	13,194,233

100,640	Nike, Inc. - Class B	8,658,059

38,060	Royal Caribbean Cruises, Ltd.	4,427,900

80,305	Starbucks Corp.	7,604,080

100,120	TJX Companies, Inc.	5,462,547

		148,949,646

	Consumer Staples (6.1%)

438,800	Coca-Cola Company	23,094,044

46,115	Costco Wholesale Corp.	12,710,678

253,435	Mondelez International, Inc. - Class A	13,556,238

138,150	PepsiCo, Inc.	17,656,952

159,000	Philip Morris International, Inc.	13,293,990

208,455	Procter & Gamble Company	24,606,028

61,015	Walgreens Boots Alliance, Inc.	3,324,707

131,200	Walmart, Inc.	14,481,856

		122,724,493

	Energy (4.1%)

192,360	Chevron Corp.	23,681,440

114,035	ConocoPhillips	6,737,188

110,600	EOG Resources, Inc.	9,495,010

257,090	Exxon Mobil Corp.	19,117,212

123,654	Hess Corp.	8,017,725

92,435	Marathon Petroleum Corp.	5,212,410

37,275	Pioneer Natural Resources Company	5,145,441

124,000	Schlumberger, Ltd.	4,956,280

		82,362,706

	Financials (10.8%)

264,035	American International Group, Inc.	14,783,320

986,970	Bank of America Corp.~	30,280,240

44,530	Berkshire Hathaway, Inc. - Class B#	9,147,798

101,675	Capital One Financial Corp.	9,396,803

42,480	Cboe Global Markets, Inc.	4,643,489

83,850	Chubb, Ltd.	12,815,634

256,105	Citigroup, Inc.	18,224,432

44,000	Discover Financial Services	3,948,560

133,675	E*TRADE Financial Corp.	6,522,003

22,055	Goldman Sachs Group, Inc.	4,854,967

155,565	Intercontinental Exchange, Inc.	13,667,941

249,625	JPMorgan Chase & Company~	28,956,500

299,725	KeyCorp	5,505,948

NUMBER OF SHARES		VALUE

122,180	Marsh & McLennan Companies, Inc.	$12,071,384

157,145	Morgan Stanley	7,002,381

82,600	Northern Trust Corp.	8,094,800

72,989	Prudential Financial, Inc.	7,394,515

183,130	Starwood Property Trust, Inc.^	4,254,110

217,565	US Bancorp	12,433,840

119,275	Zions Bancorporation, N.A. ^	5,375,724

		219,374,389

	Health Care (9.6%)

26,795	Abbott Laboratories	2,333,845

119,860	Agilent Technologies, Inc.	8,319,483

46,735	Alexion Pharmaceuticals, Inc.#	5,294,608

26,095	Anthem, Inc.	7,687,848

181,725	Baxter International, Inc.	15,259,448

75,420	Bristol-Myers Squibb Company	3,349,402

24,100	Edwards Lifesciences Corp.#	5,129,685

56,825	Gilead Sciences, Inc.	3,723,174

26,750	Humana, Inc.	7,938,063

2,935	Illumina, Inc.#	878,680

10,955	Intuitive Surgical, Inc.#	5,691,232

152,805	Johnson & Johnson~	19,898,267

61,020	Laboratory Corp. of America Holdings#	10,222,070

156,780	Medtronic, PLC	15,982,153

222,685	Merck & Company, Inc.	18,480,628

487,630	Pfizer, Inc.	18,939,549

17,665	Stryker Corp.	3,705,764

7,500	Teleflex, Inc.	2,548,050

36,935	Thermo Fisher Scientific, Inc.	10,256,111

111,850	UnitedHealth Group, Inc.	27,851,769

		193,489,829

	Industrials (6.5%)

47,150	Boeing Company	16,086,637

84,075	Caterpillar, Inc.	11,070,155

162,580	CSX Corp.	11,445,632

247,545	Delta Air Lines, Inc.	15,110,147

128,475	Emerson Electric Company	8,335,458

472,245	General Electric Company	4,934,960

120,840	Honeywell International, Inc.	20,840,066

34,300	Lockheed Martin Corp.	12,422,431

60,350	Northrop Grumman Corp.	20,855,150

61,410	Union Pacific Corp.	11,050,730

		132,151,366

	Information Technology (15.4%)

67,175	Accenture, PLC - Class A	12,936,561

26,280	Adobe, Inc.#	7,854,041

295,345	Apple, Inc.~	62,920,299

35,450	Broadcom, Inc.	10,280,145

353,500	Cisco Systems, Inc.	19,583,900

86,240	Fidelity National Information Services, Inc.	11,491,480

47,891	Lam Research Corp.	9,990,542

100,500	Marvell Technology Group, Ltd.	2,639,130

77,215	MasterCard, Inc. - Class A	21,023,328

624,710	Microsoft Corp.~	85,129,232

45,985	NVIDIA Corp.	7,758,589

113,400	Oracle Corp.	6,384,420

67,775	PayPal Holdings, Inc.#	7,482,360

57,205	QUALCOMM, Inc.	4,185,118

60,370	Salesforce.com, Inc.#	9,327,165

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

179,460	Visa, Inc. - Class A	$31,943,880

		310,930,190

	Materials (0.7%)

67,185	Corteva, Inc.#	1,981,957

67,185	Dow, Inc.#	3,254,441

67,185	DuPont de Nemours, Inc.	4,848,070

70,000	Nucor Corp.	3,806,600

		13,891,068

	Real Estate (1.2%)

96,520	American Tower Corp.	20,425,562

49,000	Welltower, Inc.	4,072,880

		24,498,442

	Utilities (0.6%)

260,278	Exelon Corp.	11,728,127

	TOTAL COMMON STOCKS (Cost $930,605,890)	1,418,802,700

EXCHANGE-TRADED FUNDS (1.1%)

	Other (1.1%)

281,135	iShares MSCI EAFE ETF^	18,119,151

108,250	iShares MSCI Emerging Markets ETF	4,521,602

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,342,422)	22,640,753

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #

	Communication Services (0.0%)

350 6,798,050	Facebook, Inc. Call, 12/20/19, Strike $225.00	141,750

	Consumer Discretionary (0.0%)

460 5,351,640	Royal Caribbean Cruises, Ltd. Call, 09/20/19, Strike $115.00	232,300

	Other (0.5%)

2,580 15,332,940	Consumer Staples Select Sector Put, 09/20/19, Strike $58.00	193,500

1,440 31,962,240	Ishares Expanded Tech- Software Sector ETF Put, 08/16/19, Strike $220.00	460,800

11,775 75,889,875	iShares MSCI EAFE ETF Call, 12/20/19, Strike $65.00	3,244,012

10,940 45,696,380	iShares MSCI Emerging Markets ETF Call, 12/20/19, Strike $43.50	1,083,060

	S&P 500 Index

460 137,097,480	Put, 10/31/19, Strike $2,875.00	2,431,100

170 50,666,460	Put, 08/09/19, Strike $2,970.00	436,050

170 50,666,460	Put, 09/30/19, Strike $2,850.00	540,600

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,525	Utilities Select Sector SPDR Fund

15,036,375	Put, 09/20/19, Strike $59.00	$239,875

	Xtrackers Harvest CSI 300 China A ETF

2,350 6,549,450	Call, 10/18/19, Strike $30.00	92,825

2,350 6,549,450	Call, 01/17/20, Strike $26.71	549,900

		9,271,722

	TOTAL PURCHASED OPTIONS (Cost $11,055,796)	9,645,772

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.3%)

23,322,216	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	23,329,213

23,130,811	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	23,130,811

	TOTAL SHORT TERM INVESTMENTS (Cost $46,460,419)	46,460,024

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.7%)

26,479,278	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***†	26,479,278

29,096,607	State Street Navigator Securities Lending Government Money Market Portfolio†	29,096,607

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $55,575,885)	55,575,885

TOTAL INVESTMENTS (102.7%) (Cost $1,546,723,496)		2,078,819,217

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.7%)		(55,575,885)

OTHER ASSETS, LESS LIABILITIES (0.0%)		845,430

NET ASSETS (100.0%)		$2,024,088,762

See accompanying Notes to Schedule of Investments

4

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Industrials (0.0%)

720	CSX Corp.

72,000	Put, 09/20/19, Strike $65.00 (Premium $47,072)	$(42,480)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Goldman Sachs & Co.	European Monetary Unit	10/24/19	1,526,000	$1,700,578	$24,079
State Street Bank and Trust	Hong Kong Dollar	10/24/19	42,730,000	5,461,168	15,877

					$39,956

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $2,331,920.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.9%)

	Communication Services (10.6%)

420	Alphabet, Inc. - Class C#	$511,006

5,711	AT&T, Inc.	194,459

170	Charter Communications, Inc. - Class A#	65,515

4,350	Comcast Corp. - Class A	187,789

315	Electronic Arts, Inc.#	29,137

1,830	Facebook, Inc. - Class A#	355,441

345	Netflix, Inc.#	111,432

3,110	Verizon Communications, Inc.	171,890

1,685	Walt Disney Company	240,972

		1,867,641

	Consumer Discretionary (10.1%)

350	Amazon.com, Inc.#	653,373

30	Booking Holdings, Inc.#	56,598

590	Dollar Tree, Inc.#	60,033

1,385	General Motors Company	55,871

1,115	Home Depot, Inc.	238,264

1,080	Lowe’s Companies, Inc.	109,512

970	McDonald’s Corp.	204,399

1,530	Nike, Inc. - Class B	131,626

650	Royal Caribbean Cruises, Ltd.	75,621

1,110	Starbucks Corp.	105,106

1,540	TJX Companies, Inc.	84,022

		1,774,425

	Consumer Staples (7.5%)

795	Altria Group, Inc.	37,421

4,125	Coca-Cola Company	217,099

350	Costco Wholesale Corp.	96,470

2,220	Mondelez International, Inc. - Class A	118,748

1,490	PepsiCo, Inc.	190,437

1,690	Philip Morris International, Inc.	141,301

2,420	Procter & Gamble Company	285,657

2,075	Walmart, Inc.	229,038

		1,316,171

	Energy (5.1%)

2,065	Chevron Corp.	254,222

2,530	ConocoPhillips	149,472

610	EOG Resources, Inc.	52,369

2,900	Exxon Mobil Corp.	215,644

1,345	Marathon Petroleum Corp.	75,845

440	Phillips 66	45,126

460	Pioneer Natural Resources Company	63,498

885	Schlumberger, Ltd.	35,374

		891,550

	Financials (13.0%)

410	American Express Company	50,992

2,545	American International Group, Inc.	142,495

9,090	Bank of America Corp.	278,881

1,145	Berkshire Hathaway, Inc. - Class B#	235,217

935	Capital One Financial Corp.	86,413

780	Cboe Global Markets, Inc.	85,262

760	Chubb, Ltd.	116,158

2,180	Citigroup, Inc.	155,129

NUMBER OF SHARES		VALUE

550	Discover Financial Services	$49,357

1,020	E*TRADE Financial Corp.	49,766

130	Goldman Sachs Group, Inc.	28,617

1,185	Intercontinental Exchange, Inc.	104,114

2,555	JPMorgan Chase & Company	296,380

3,740	KeyCorp	68,704

820	Marsh & McLennan Companies, Inc.	81,016

2,265	Morgan Stanley	100,928

750	Northern Trust Corp.	73,500

775	Prudential Financial, Inc.	78,515

2,350	US Bancorp	134,302

1,630	Zions Bancorporation, N.A. ^	73,464

		2,289,210

	Health Care (13.4%)

1,575	Abbott Laboratories	137,183

1,080	Agilent Technologies, Inc.	74,963

425	Alexion Pharmaceuticals, Inc.#	48,148

240	Anthem, Inc.	70,706

1,585	Baxter International, Inc.	133,093

1,410	Bristol-Myers Squibb Company	62,618

305	Edwards Lifesciences Corp.#	64,919

700	Gilead Sciences, Inc.	45,864

335	Humana, Inc.	99,411

210	Illumina, Inc.#	62,870

185	Intuitive Surgical, Inc.#	96,109

1,705	Johnson & Johnson	222,025

590	Laboratory Corp. of America Holdings#	98,837

1,710	Medtronic, PLC	174,317

3,105	Merck & Company, Inc.	257,684

6,930	Pfizer, Inc.	269,161

265	Stryker Corp.	55,592

95	Teleflex, Inc.	32,275

345	Thermo Fisher Scientific, Inc.	95,800

1,010	UnitedHealth Group, Inc.	251,500

		2,353,075

	Industrials (8.5%)

565	Boeing Company	192,767

825	Caterpillar, Inc.	108,628

1,680	CSX Corp.	118,272

2,575	Delta Air Lines, Inc.	157,178

1,370	Emerson Electric Company	88,886

7,480	General Electric Company	78,166

1,150	Honeywell International, Inc.	198,329

550	Lockheed Martin Corp.	199,193

320	Northrop Grumman Corp.	110,582

860	Stanley Black & Decker, Inc.	126,927

580	Union Pacific Corp.	104,371

		1,483,299

	Information Technology (22.6%)

690	Accenture, PLC - Class A	132,880

385	Adobe, Inc.#	115,061

3,095	Apple, Inc.	659,359

850	Applied Materials, Inc.	41,964

445	Broadcom, Inc.	129,046

4,030	Cisco Systems, Inc.	223,262

975	Fidelity National Information Services, Inc.	129,919

3,400	Intel Corp.	171,870

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

490	International Business Machines Corp.	$72,638

335	Intuit, Inc.	92,899

330	Lam Research Corp.	68,841

1,040	Marvell Technology Group, Ltd.	27,310

685	MasterCard, Inc. - Class A	186,505

635	Microchip Technology, Inc.^	59,957

6,245	Microsoft Corp.	851,006

540	NVIDIA Corp.	91,109

1,650	Oracle Corp.	92,895

1,140	PayPal Holdings, Inc.#	125,856

555	QUALCOMM, Inc.	40,604

1,155	Salesforce.com, Inc.#	178,447

620	Texas Instruments, Inc.	77,506

1,940	Visa, Inc. - Class A	345,320

375	Xilinx, Inc.	42,829

		3,957,083

	Materials (1.4%)

750	Corteva, Inc.#	22,125

778	Dow, Inc.#	37,686

750	DuPont de Nemours, Inc.	54,120

490	LyondellBasell Industries, NV - Class A	41,008

975	Nucor Corp.	53,021

85	Sherwin-Williams Company	43,608

		251,568

	Real Estate (1.9%)

750	American Tower Corp.	158,715

795	Crown Castle International Corp.	105,942

835	Welltower, Inc.	69,405

		334,062

	Utilities (2.8%)

1,380	Duke Energy Corp.	119,674

2,825	Exelon Corp.	127,294

1,000	NextEra Energy, Inc.	207,170

225	Sempra Energy	30,472

		484,610

	TOTAL COMMON STOCKS (Cost $12,082,915)	17,002,694

EXCHANGE-TRADED FUNDS (0.3%)

	Other (0.3%)

415	iShares NASDAQ Biotechnology ETF^	43,849

		VALUE

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,172)	$43,849

SHORT TERM INVESTMENTS (2.7%)

240,884	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	240,956

240,942	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	240,942

	TOTAL SHORT TERM INVESTMENTS (Cost $481,900)	481,898

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)

107,893	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $107,893)	107,893

TOTAL INVESTMENTS (100.5%) (Cost $12,717,880)		17,636,334

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)		(107,893)

OTHER ASSETS, LESS LIABILITIES (0.1%)		14,334

NET ASSETS (100.0%)		$17,542,775

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

See accompanying Notes to Schedule of Investments

2

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.0%)

	Communication Services (5.7%)

180	Alphabet, Inc. - Class A#	$219,276

7,625	AT&T, Inc.	259,631

765	Charter Communications, Inc. - Class A#	294,816

12,510	Comcast Corp. - Class A	540,057

5,340	Discovery, Inc. - Class A#^	161,855

840	Facebook, Inc. - Class A#	163,153

6,420	Interpublic Group of Companies, Inc.	147,146

5,235	Twitter, Inc.#	221,493

3,945	Walt Disney Company	564,175

		2,571,602

	Consumer Discretionary (6.8%)

175	Amazon.com, Inc.#	326,687

1,800	Best Buy Company, Inc.	137,754

180	Chipotle Mexican Grill, Inc.#	143,195

4,470	eBay, Inc.	184,119

1,425	Hilton Worldwide Holdings, Inc.	137,584

1,075	Home Depot, Inc.	229,717

2,050	Lowe’s Companies, Inc.	207,870

1,865	Nike, Inc. - Class B	160,446

2,385	Norwegian Cruise Line Holdings, Ltd.#	117,914

35	NVR, Inc.#	117,045

4,100	PulteGroup, Inc.	129,191

1,060	Royal Caribbean Cruises, Ltd.	123,320

3,525	Starbucks Corp.	333,782

3,050	Target Corp.	263,520

2,350	TJX Companies, Inc.	128,216

3,100	Toll Brothers, Inc.	111,507

1,235	Tractor Supply Company	134,380

330	Ulta Salon Cosmetics & Fragrance, Inc.#	115,253

		3,101,500

	Consumer Staples (8.9%)

4,365	Altria Group, Inc.	205,461

1,740	Church & Dwight Company, Inc.	131,266

5,100	Coca-Cola Company	268,413

1,050	Costco Wholesale Corp.	289,412

865	Estee Lauder Companies, Inc. - Class A	159,324

5,750	Flowers Foods, Inc.	136,275

2,700	General Mills, Inc.	143,397

1,530	Hershey Company	232,162

5,300	Mondelez International, Inc. - Class A	283,497

2,060	Monster Beverage Corp.#	132,808

2,190	PepsiCo, Inc.	279,904

1,645	Philip Morris International, Inc.	137,538

1,610	Post Holdings, Inc.#	172,624

5,225	Procter & Gamble Company	616,759

2,400	Sysco Corp.	164,568

1,600	Tyson Foods, Inc. - Class A	127,200

5,060	Walmart, Inc.	558,523

		4,039,131

	Energy (6.2%)

7,900	Cabot Oil & Gas Corp.	151,364

2,310	Cheniere Energy, Inc.#	150,496

NUMBER OF SHARES		VALUE

7,800	Chevron Corp.	$960,258

3,110	ConocoPhillips	183,739

6,515	Exxon Mobil Corp.	484,455

2,000	Hess Corp.	129,680

7,700	Kinder Morgan, Inc.	158,774

2,350	ONEOK, Inc.	164,688

845	Pioneer Natural Resources Company	116,644

6,650	ProPetro Holding Corp.#	120,565

4,700	World Fuel Services Corp.	183,488

		2,804,151

	Financials (20.7%)

2,100	Aflac, Inc.	110,544

1,705	Allstate Corp.	183,117

2,540	American Express Company	315,900

730	Ameriprise Financial, Inc.	106,222

5,000	Arch Capital Group, Ltd.#	193,450

1,410	Assurant, Inc.	159,838

35,150	Bank of America Corp.	1,078,402

3,420	Berkshire Hathaway, Inc. - Class B#	702,571

1,700	Capital One Financial Corp.	157,114

1,270	Cincinnati Financial Corp.	136,309

8,640	Citigroup, Inc.	614,822

310	Credit Acceptance Corp.#^	148,189

2,400	Discover Financial Services	215,376

12,500	First BanCorp	134,500

1,340	First Republic Bank	133,142

1,010	Goldman Sachs Group, Inc.	222,331

3,630	Hartford Financial Services Group, Inc.	209,197

12,350	JPMorgan Chase & Company	1,432,600

2,250	LPL Financial Holdings, Inc.	188,708

820	M&T Bank Corp.	134,685

1,650	Marsh & McLennan Companies, Inc.	163,020

580	Moody’s Corp.	124,317

4,925	Morgan Stanley	219,458

635	MSCI, Inc. - Class A	144,297

7,050	OFG Bancorp	159,542

2,985	Popular, Inc.	171,817

1,230	Primerica, Inc.	150,909

2,335	Principal Financial Group, Inc.	135,523

2,500	Progressive Corp.	202,450

530	S&P Global, Inc.	129,824

1,900	Stifel Financial Corp.	113,639

1,920	SunTrust Banks, Inc.	127,872

500	SVB Financial Group#	115,985

4,200	Synchrony Financial	150,696

1,740	Torchmark Corp.	158,897

10,630	Wells Fargo & Company	514,598

		9,359,861

	Health Care (9.1%)

1,630	Abbott Laboratories	141,973

1,030	Alexion Pharmaceuticals, Inc.#	116,689

545	Anthem, Inc.	160,562

1,775	Baxter International, Inc.	149,047

3,750	Boston Scientific Corp.#	159,225

1,150	Charles River Laboratories International, Inc.#	154,721

1,405	Danaher Corp.	197,402

755	Edwards Lifesciences Corp.#	160,702

2,710	Ensign Group, Inc.	163,305

See accompanying Notes to Schedule of Investments

1

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

6,050	Exelixis, Inc.#	$128,683

1,430	HCA Healthcare, Inc.	190,919

1,125	Hill-Rom Holdings, Inc.	119,970

3,175	Hologic, Inc.#	162,719

3,490	Johnson & Johnson	454,468

4,800	Lantheus Holdings, Inc.#	108,576

1,884	Merck & Company, Inc.	156,353

3,100	Pfizer, Inc.	120,404

760	Stryker Corp.	159,433

560	Thermo Fisher Scientific, Inc.	155,501

3,160	UnitedHealth Group, Inc.	786,871

1,675	Zoetis, Inc.	192,441

		4,139,964

	Industrials (11.0%)

3,315	Aerojet Rocketdyne Holdings, Inc.#	141,617

2,155	AGCO Corp.	165,935

1,785	Ametek, Inc.	159,954

5,825	Arconic, Inc.	145,858

1,390	Armstrong World Industries, Inc.	135,817

955	Carlisle Companies, Inc.	137,720

1,295	Caterpillar, Inc.	170,513

2,410	Clean Harbors, Inc.#	187,522

1,800	CSX Corp.	126,720

920	Cummins, Inc.	150,880

2,440	Delta Air Lines, Inc.	148,937

2,490	Fortune Brands Home & Security, Inc.	136,801

4,450	Harsco Corp.#	104,397

1,210	HEICO Corp.^	165,467

1,330	Honeywell International, Inc.	229,372

860	Hubbell, Inc.	111,697

1,230	Ingersoll-Rand, PLC	152,102

1,120	Insperity, Inc.	119,112

565	Lockheed Martin Corp.	204,626

3,775	Masco Corp.	153,907

860	Norfolk Southern Corp.	164,363

1,760	Oshkosh Corp.	147,083

1,920	PACCAR, Inc.	134,669

355	Roper Industries, Inc.	129,096

2,470	Southwest Airlines Company	127,279

940	Stanley Black & Decker, Inc.	138,734

2,860	Timken Company	130,731

2,300	TransUnion	190,417

820	Union Pacific Corp.	147,559

2,250	United Airlines Holdings, Inc.#	206,797

2,035	United Technologies Corp.	271,876

1,400	Waste Management, Inc.	163,800

		5,001,358

	Information Technology (20.3%)

1,300	Accenture, PLC - Class A	250,354

580	Adobe, Inc.#	173,339

1,740	Akamai Technologies, Inc.#	153,346

16,600	Apple, Inc.	3,536,464

3,550	Applied Materials, Inc.	175,264

1,070	Automatic Data Processing, Inc.	178,176

2,355	Booz Allen Hamilton Holding Corp.	161,906

520	Broadcom, Inc.	150,795

800	CACI International, Inc. - Class A#	172,120

1,900	Cadence Design Systems, Inc.#	140,429

1,115	CDW Corp.	131,748

3,070	Ciena Corp.#	138,825

3,525	Cisco Systems, Inc.	195,285

NUMBER OF SHARES		VALUE

1,505	Fiserv, Inc.#	$158,672

485	FleetCor Technologies, Inc.#	137,822

1,485	Fortinet, Inc.#	119,260

4,660	Intel Corp.	235,563

530	Intuit, Inc.	146,974

1,500	Keysight Technologies, Inc.#	134,280

1,300	KLA Corp.	177,216

825	Lam Research Corp.	172,103

1,710	Leidos Holdings, Inc.	140,391

535	MasterCard, Inc. - Class A	145,665

1,500	Microchip Technology, Inc.^	141,630

1,475	Microsoft Corp.	200,998

6,835	Oracle Corp.	384,811

4,080	Perficient, Inc.#	139,414

875	Salesforce.com, Inc.#	135,188

1,545	Science Applications International Corp.	131,897

2,885	Teradyne, Inc.	160,781

1,350	Texas Instruments, Inc.	168,764

1,089	Visa, Inc. - Class A	193,842

715	VMware, Inc. - Class A	124,760

930	Xilinx, Inc.	106,215

810	Zebra Technologies Corp.- Class A#	170,821

		9,185,118

	Materials (2.0%)

1,600	Ingevity Corp.#	157,664

600	Martin Marietta Materials, Inc.	148,650

1,175	Scotts Miracle-Gro Company	131,812

4,900	Silgan Holdings, Inc.	147,294

2,750	Sonoco Products Company	165,082

1,150	Vulcan Materials Company	159,103

		909,605

	Real Estate (3.5%)

690	AvalonBay Communities, Inc.	144,065

3,665	CBRE Group, Inc. - Class A#	194,282

1,310	Crown Castle International Corp.	174,571

1,815	Equity Residential	143,185

1,560	Extra Space Storage, Inc.	175,328

1,800	Lamar Advertising Company - Class A	145,656

2,800	National Retail Properties, Inc.	146,272

2,250	Prologis, Inc.	181,372

3,870	STORE Capital Corp.	132,393

2,775	UDR, Inc.	127,817

		1,564,941

	Utilities (4.8%)

9,200	AES Corp.	154,468

2,000	Ameren Corp.	151,380

2,100	American Electric Power Company, Inc.	184,401

2,600	CMS Energy Corp.	151,372

1,930	Dominion Energy, Inc.	143,380

1,150	DTE Energy Company	146,176

2,650	Duke Energy Corp.	229,808

1,550	Entergy Corp.	163,711

3,950	Exelon Corp.	177,987

4,940	FirstEnergy Corp.	217,212

4,100	NiSource, Inc.	121,729

1,450	Pinnacle West Capital Corp.	132,269

See accompanying Notes to Schedule of Investments

2

Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,300	Southern Company	$185,460

		2,159,353

	TOTAL COMMON STOCKS (Cost $39,152,416)	44,836,584

EXCHANGE-TRADED FUND (0.3%)

	Other (0.3%)

1,945	Energy Select Sector SPDR Fund (Cost $132,700)	121,952

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #

	Other (0.1%)

15 4,470,570	S&P 500 Index Put, 08/30/19, Strike $2,925.00 (Cost $98,068)	44,925

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.6%)

138,713	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	138,755

138,699	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	138,699

	TOTAL SHORT TERM INVESTMENTS (Cost $277,454)	277,454

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)

346,245	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $346,245)	$346,245

TOTAL INVESTMENTS (100.8%) (Cost $40,006,883)		45,627,160

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)		(346,245)

LIABILITIES, LESS OTHER ASSETS (0.0%)		(20,057)

NET ASSETS (100.0%)		$45,260,858

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Other (0.0%)

15 4,470,570	S&P 500 Index Put, 08/30/19, Strike $2,775.00 (Premium $42,352)	(15,150)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.7%)

		Communication Services (5.3%)

5,400	JPY	Nintendo Company, Ltd.	$1,986,621

193,700	HKD	Tencent Holdings, Ltd.	9,025,057

			11,011,678

		Consumer Discretionary (18.3%)

39,062		Alibaba Group Holding, Ltd.#	6,762,023

19,900		Aptiv, PLC	1,744,235

23,700		Arco Platform, Ltd. - Class A#	1,046,118

37,000	GBP	Burberry Group, PLC	1,020,230

18,100	CHF	Compagnie Financière Richemont, SA	1,551,048

73,500	GBP	Compass Group, PLC	1,859,587

6,600		Ferrari, NV	1,063,128

50,600	BRL	Lojas Renner, SA	629,260

35,790		Lululemon Athletica, Inc.#~	6,839,111

5,200	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,147,908

25,300	BRL	Magazine Luiza, SA	1,748,298

19,960		New Oriental Education & Technology Group, Inc.#	2,082,027

12,200	JPY	Oriental Land Company, Ltd.	1,609,734

62,500	EUR	Puma, SE	4,354,160

17,000		Royal Caribbean Cruises, Ltd.	1,977,780

32,100		Sony Corp.^	1,825,206

			38,259,853

		Consumer Staples (7.2%)

75,100	CAD	Alimentation Couche-Tard, Inc. - Class B	4,603,417

52,700	GBP	Diageo, PLC	2,197,599

19,700	EUR	Kerry Group, PLC - Class A	2,298,554

56,900		Nestle, SA	6,035,952

			15,135,522

		Energy (3.0%)

83,900		BP, PLC	3,334,186

33,000	EUR	Neste Oyj	1,092,178

780,000	GBP	Tullow Oil, PLC	1,827,628

			6,253,992

		Financials (13.0%)

439,600	HKD	AIA Group, Ltd.	4,507,984

14,100		AON, PLC	2,668,425

811,000	IDR	Bank Central Asia, Tbk PT	1,780,451

18,450	EUR	Deutsche Böerse, AG	2,561,274

145,800	INR	HDFC Bank, Ltd.	4,751,600

45,800	HKD	Hong Kong Exchanges & Clearing, Ltd.	1,542,647

263,000	INR	ICICI Bank, Ltd.	1,623,076

175,000		Itau Unibanco Holding, SA	1,601,250

44,500	GBP	London Stock Exchange Group,

		PLC	3,573,875

227,500	HKD	Ping An Insurance Group

		Company of China, Ltd. - Class H	2,681,272

			27,291,854

		Health Care (13.5%)

55,900		Alcon, Inc.#^	3,284,125

6,400	CHF	Alcon, Inc.#	370,622

69,000	GBP	AstraZeneca, PLC	5,961,172

NUMBER OF SHARES			VALUE

29,500	CAD	Canopy Growth Corp.#^	$967,166

42,350	AUD	CSL, Ltd.	6,608,393

40,600	JPY	Hoya Corp.	3,113,285

9,000	CHF	Lonza Group, AG#	3,082,982

284,000	AUD	Nanosonics, Ltd.#	1,060,815

32,000	CHF	Novartis, AG	2,934,362

20,400		Novo Nordisk, A/S	977,568

			28,360,490

		Industrials (15.3%)

29,100	EUR	Airbus, SE	4,113,601

154,700	CAD	CAE, Inc.	4,171,672

13,400	CAD	Canadian Pacific Railway, Ltd.	3,199,329

16,500	DKK	DSV, A/S	1,574,823

44,000	GBP	Experian, PLC	1,334,483

10,800	JPY	FANUC Corp.	1,919,445

153,000	BRL	Localiza Rent a Car, SA	1,763,989

8,000	JPY	Nidec Corp.	1,069,727

372,000	TWD	Rexon Industrial Corp., Ltd.	1,054,062

18,600	EUR	Safran, SA	2,670,232

797,914	CNY	Sany Heavy Industry Company, Ltd. - Class A	1,623,479

23,700	EUR	Schneider Electric, SE	2,044,743

223,000	HKD	Techtronic Industries Company, Ltd.	1,658,372

13,200	EUR	Teleperformance	2,765,229

11,800	DKK	Vestas Wind Systems, A/S	968,326

			31,931,512

		Information Technology (21.5%)

23,000		Accenture, PLC - Class A	4,429,340

3,125	EUR	Adyen, NV#*	2,361,205

63,000	AUD	Altium, Ltd.	1,566,667

19,800	EUR	ASML Holding, NV	4,411,920

1,670	CAD	Constellation Software, Inc.	1,588,879

19,800		CyberArk Software, Ltd.#	2,749,824

21,200		Globant, SA#	2,247,200

30,000	SEK	Hexagon, AB - Class B	1,453,570

7,300	JPY	Keyence Corp.	4,189,096

365,200	SEK	LM Ericsson Telephone Company - Class B	3,195,234

42,000	KRW	Samsung Electronics Company, Ltd.	1,590,737

40,900	EUR	SAP, SE	4,999,453

3,500		Shopify, Inc., Class A#	1,112,580

27,900	EUR	SOITEC#	2,895,290

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,889,503

109,200	AUD	WiseTech Global, Ltd.	2,348,006

			45,028,504

		Materials (2.6%)

236,900	AUD	Northern Star Resources, Ltd.	2,084,581

23,600	AUD	Rio Tinto, Ltd.^	1,579,486

12,600	CHF	Sika, AG	1,819,114

			5,483,181

		TOTAL COMMON STOCKS (Cost $171,333,246)	208,756,586

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.1%) #

		Consumer Discretionary (0.0%)

292		Alibaba Group Holding, Ltd.

5,054,812		Put, 09/20/19, Strike $130.00	$6,570

		Financials (0.1%)

		Estx Banks

2,165 9,332,233	EUR	Call, 12/20/19, Strike 95.00	176,754

1,130 4,870,865	EUR	Call, 12/20/19, Strike 105.00	20,327

			197,081

		Other (0.0%)

2,487		iShares China Large-Cap ETF

10,221,570		Call, 09/20/19, Strike $46.00	12,435

		TOTAL PURCHASED OPTIONS (Cost $735,882)	216,086

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (0.0%)

2,382		Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	2,382

3,382		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	3,382

		TOTAL SHORT TERM INVESTMENTS (Cost $5,764)	5,764

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)

1,033,589		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,033,589)	1,033,589

TOTAL INVESTMENTS (100.3%) (Cost $173,108,481)			210,012,025

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)			(1,033,589)

OTHER ASSETS, LESS LIABILITIES (0.2%)			475,522

NET ASSETS (100.0%)			$209,453,958

FORWARD FOREIGN CURRENCY CONTRACT

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Goldman Sachs & Co.	European Monetary Unit	08/30/19	14,445,000	$16,026,263	$(230,148)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $18,154.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$52,838,436	25.2%
European Monetary Unit	38,912,828	18.5%
Hong Kong Dollar	19,415,332	9.2%
British Pound Sterling	17,774,574	8.5%
Australian Dollar	15,247,948	7.3%
Canadian Dollar	14,530,463	6.9%
Japanese Yen	13,887,908	6.6%
Swiss Franc	9,758,128	4.6%
Indian Rupee	6,374,676	3.0%
New Taiwan Dollar	4,943,565	2.4%
Swedish Krona	4,648,804	2.2%
Brazilian Real	4,141,547	2.0%
Danish Krone	2,543,149	1.2%
Indonesian Rupiah	1,780,451	0.8%
Chinese Yuan Renminbi	1,623,479	0.8%
South Korean Won	1,590,737	0.8%

Total Investments	$210,012,025	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (20.2%)

		Communication Services (2.6%)

1,800,000,000	KRW	Kakao Corp. 0.000%, 05/11/21	$1,705,976

1,440,000		Sea, Ltd. 2.250%, 07/01/23	2,751,249

			4,457,225

		Consumer Discretionary (5.7%)

1,900,000		Baozun, Inc.* 1.625%, 05/01/24	2,199,497

1,645,000		Ctrip.com International, Ltd.^ 1.990%, 07/01/25	1,830,318

2,442,000		GOL Equity Finance, SA* 3.750%, 07/15/24	3,131,877

1,785,000		NIO, Inc.* 4.500%, 02/01/24	1,023,403

13,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/23/23	1,736,848

			9,921,943

		Energy (3.9%)

3,200,000		TOTAL, SA 0.500%, 12/02/22	3,358,256

3,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	3,395,595

			6,753,851

		Financials (4.6%)

		JPMorgan Chase Bank, N.A.

12,000,000	HKD	0.000%, 10/29/20*	1,813,149

5,300,000		0.000%, 12/30/20	6,210,354

			8,023,503

		Information Technology (1.1%)

1,665,000		Lenovo Group, Ltd. 3.375%, 01/24/24	1,917,914

		Materials (2.3%)

1,580,000	CHF	Sika, AG 0.150%, 06/05/25	1,740,550

2,000,000		Taiwan Cement Corp. 0.000%, 12/10/23	2,293,410

			4,033,960

		TOTAL CONVERTIBLE BONDS (Cost $33,275,453)	35,108,396

NUMBER OF SHARES			VALUE
COMMON STOCKS (77.0%)

		Communication Services (5.9%)

39,600		Telekomunikasi Indonesia Persero, Tbk PT	1,193,148

195,600	HKD	Tencent Holdings, Ltd.	9,113,584

			10,306,732

		Consumer Discretionary (15.0%)

7,913,000	IDR	Ace Hardware Indonesia, Tbk PT	1,033,898

54,750		Alibaba Group Holding, Ltd.#	9,477,772

NUMBER OF SHARES			VALUE

30,000		Arco Platform, Ltd. - Class A^#	$1,324,200

756,600	HKD	Li Ning Company, Ltd.	1,865,325

96,580	BRL	Lojas Renner, SA	1,201,066

3,150	EUR	LVMH Moet Hennessy Louis Vuitton, SE	1,301,137

24,200	BRL	Magazine Luiza, SA	1,672,285

3,150		MercadoLibre, Inc.#	1,957,473

10,890	ZAR	Naspers, Ltd. - Class N	2,654,548

21,000		New Oriental Education & Technology Group, Inc.#	2,190,510

30,600		Yum China Holdings, Inc.	1,392,300

			26,070,514

		Consumer Staples (6.8%)

848,200	THB	CP ALL, PCL	2,355,190

34,000	GBP	Diageo, PLC	1,417,806

40,800	PLN	Dino Polska, SA*#	1,533,485

9,719	CNY	Kweichow Moutai Company, Ltd. - Class A	1,363,023

14,800	CHF	Nestlé, SA	1,570,090

2,127,000	SGD	Thai Beverage PCL	1,288,364

777,600	MXN	Wal-Mart de Mexico, SAB de CV	2,294,607

			11,822,565

		Energy (2.8%)

285,000	GBP	BP, PLC	1,885,772

8,000		CNOOC, Ltd.	1,322,640

100,200	INR	Reliance Industries, Ltd.	1,687,619

			4,896,031

		Financials (14.6%)

317,600	HKD	AIA Group, Ltd.	3,256,906

192,600	BRL	Banco do Brasil, SA	2,483,989

1,286,900	IDR	Bank Central Asia, Tbk PT	2,825,230

190,500	INR	HDFC Bank, Ltd.	6,208,366

38,500	HKD	Hong Kong Exchanges & Clearing, Ltd.	1,296,767

69,500	INR	Housing Development Finance Corp., Ltd.	2,138,080

295,000	INR	ICICI Bank, Ltd.	1,820,561

88,700	INR	ICICI Lombard General Insurance Company, Ltd.*	1,555,990

68,200	BRL	IRB Brasil Resseguros, SA	1,697,695

227,000		Itau Unibanco Holding, SA	2,077,050

			25,360,634

		Health Care (4.4%)

202,793	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	892,075

37,700		Alcon, Inc.^#	2,214,875

50,000		AstraZeneca, PLC	2,170,500

39,500	CNY	Hangzhou Tigermed Consulting Company, Ltd.	285,476

89,000	BRL	Notre Dame Intermedica Participacoes, SA	1,019,115

96,500	HKD	Wuxi Biologics Cayman, Inc.*#	1,025,531

			7,607,572

		Industrials (6.4%)

62,782	INR	Astral Poly Technik, Ltd.	1,128,501

3,550		Boeing Company	1,211,189

634,600	PHP	International Container Terminal Services, Inc.	1,683,537

157,000	BRL	Localiza Rent a Car, SA	1,810,107

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

514,300	BRL	Randon, SA Implementos e Participacoes	$1,335,494

335,000	TWD	Rexon Industrial Corp., Ltd.	949,222

717,277	CNY	Sany Heavy Industry Company, Ltd. - Class A	1,459,410

192,100	HKD	Techtronic Industries Company, Ltd.	1,428,580

			11,006,040

		Information Technology (16.0%)

9,700		Accenture, PLC - Class A	1,868,026

10,400	EUR	ASML Holding, NV	2,317,372

23,600		Genpact, Ltd.	936,448

19,500		Globant, SA#	2,067,000

3,000	JPY	Keyence Corp.	1,721,546

12,500		Microsoft Corp.	1,703,375

134,500	KRW	Samsung Electronics Company, Ltd.	5,094,148

16,300	EUR	SAP, SE	1,992,447

13,800	EUR	SOITEC#	1,432,079

811,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,674,231

58,700	INR	Tata Consultancy Services, Ltd.	1,874,868

			27,681,540

		Materials (1.8%)

113,300		Cia de Minas Buenaventura, SAA	1,726,692

21,100	AUD	Rio Tinto, Ltd.^	1,412,167

			3,138,859

		Real Estate (3.3%)

2,080,100	PHP	Ayala Land, Inc.	2,028,257

95,000	INR	Godrej Properties, Ltd.#	1,304,957

69,000	BRL	Iguatemi Empresa de Shopping Centers, SA	869,472

391,500	HKD	Longfor Group Holdings, Ltd.*	1,447,842

			5,650,528

		TOTAL COMMON STOCKS (Cost $101,260,604)	133,541,015

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.8%) #

		Communication Services (0.3%)

155 1,731,350		Baidu, Inc. Call, 01/17/20, Strike $250.00	775

780 2,737,800		Sea, Ltd. Put, 01/15/21, Strike $35.00	577,200

			577,975

		Consumer Discretionary (0.1%)

249 43,104		Alibaba Group Holding, Ltd. Put, 09/20/19, Strike $130.00	5,603

		Melco Resorts & Entertainment

1,000 2,247,000		Call, 01/17/20, Strike $25.00	115,000

780 1,752,660		Call, 01/17/20, Strike $27.00	52,650

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

225 261,765	Royal Caribbean Cruises, Ltd. Call, 01/17/20, Strike $130.00	$70,537

		243,790

	Energy (0.2%)

748 609,246	Lukoil, PJSC Call, 12/20/19, Strike $84.00	257,312

	Petroleo Brasileiro, SA

1,160 1,745,800	Call, 10/18/19, Strike $17.00	36,540

1,150 1,730,750	Call, 01/17/20, Strike $17.00	78,200

		372,052

	Financials (0.2%)

1,480 544,640	Sberbank of Russia, PJSC Call, 12/20/19, Strike $14.00	251,600

	Information Technology (0.3%)

420 1,885,380	Micron Technology, Inc. Call, 10/18/19, Strike $45.00	156,450

135 1,541,835	Xilinx, Inc. Call, 01/17/20, Strike $140.00	37,598

530 2,078,660	Yandex, NV Call, 01/15/21, Strike $40.00	376,300

		570,348

	Materials (0.1%)

357 2,037,756	Rio Tinto, PLC Call, 01/17/20, Strike $60.00	85,680

	Other (0.6%)

	iShares China Large-Cap ETF

2,100 8,631,000	Call, 09/20/19, Strike $46.00	10,500

2,100 8,631,000	Call, 01/17/20, Strike $46.00	100,800

	iShares MSCI Emerging Markets ETF

2,100 8,771,700	Put, 09/30/19, Strike $41.00	171,150

2,100 8,771,700	Put, 01/17/20, Strike $41.00	321,300

1,475 3,849,750	iShares MSCI Turkey ETF Call, 01/17/20, Strike $28.00	199,125

1,265 3,525,555	Xtrackers Harvest CSI 300 China A Shares ETF Call, 01/15/21, Strike $30.71	262,487

		1,065,362

	TOTAL PURCHASED OPTIONS (Cost $4,488,642)	3,166,807

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.9%)

785,279	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	785,514

See accompanying Notes to Schedule of Investments

2

Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

785,441	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	$785,441

	TOTAL SHORT TERM INVESTMENTS (Cost $1,570,955)	1,570,955

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
606,695	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $606,695)	606,695

TOTAL INVESTMENTS (100.3%) (Cost $141,202,349)		173,993,868

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(606,695)

OTHER ASSETS, LESS LIABILITIES (0.0%)		112,155

NET ASSETS (100.0%)		$173,499,328

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%) #

	Communication Services (-0.1%)

780	Sea, Ltd.
2,737,800	Put, 01/15/21, Strike $25.00 (Premium $224,059)	(255,450)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments

US Dollar	$68,034,078	39.2%
Hong Kong Dollar	22,984,532	13.2%
Indian Rupee	17,718,942	10.2%
Brazilian Real	12,089,223	7.0%
New Taiwan Dollar	7,623,453	4.4%
European Monetary Unit	7,043,035	4.1%
South Korean Won	6,800,124	3.9%
Chinese Yuan Renminbi	3,999,984	2.3%
Indonesian Rupiah	3,859,128	2.2%
Philippine Peso	3,711,794	2.1%
Swiss Franc	3,310,640	1.9%
British Pound Sterling	3,303,578	1.9%
South African Rand	2,654,548	1.5%
Thai Baht	2,355,190	1.4%
Mexican Peso	2,294,607	1.3%
Japanese Yen	1,721,546	1.0%
Polish Zloty	1,533,485	0.9%
Australian Dollar	1,412,167	0.8%
Singapore Dollar	1,288,364	0.7%

Total Investments Net of Written Option	$173,738,418	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (93.8%)

		Communication Services (8.8%)

1,400	KRW	AfreecaTV Company, Ltd.	$68,214

6,100		Sea, Ltd.#^	214,110

2,900		Telekomunikasi Indonesia Persero, Tbk PT	87,377

21,100	HKD	Tencent Holdings, Ltd.	983,111

			1,352,812

		Consumer Discretionary (18.9%)

896,000	IDR	Ace Hardware Indonesia, Tbk PT	117,070

5,650		Alibaba Group Holding, Ltd.#	978,071

3,500		Arco Platform, Ltd. - Class A#^	154,490

1,900		Baozun, Inc.#^	94,259

18,798	BRL	BK Brasil Operacao e Assessoria a Restaurantes, SA	101,222

15,000	HKD	Galaxy Entertainment Group, Ltd.	102,109

63,500	HKD	Li Ning Company, Ltd.	156,553

10,670	BRL	Lojas Renner, SA	132,692

2,550	BRL	Magazine Luiza, SA	176,212

335		MercadoLibre, Inc.#	208,176

1,293	ZAR	Naspers, Ltd. - Class N	315,182

2,210		New Oriental Education & Technology Group, Inc.#	230,525

2,580		Yum China Holdings, Inc.	117,390

			2,883,951

		Consumer Staples (7.8%)

84,800	THB	CP ALL, PCL	235,463

4,600	PLN	Dino Polska, SA#*	172,893

28,000		ITC, Ltd.	110,320

1,092	CNY	Kweichow Moutai Company, Ltd. - Class A	153,146

108	KRW	LG Household & Health Care, Ltd.	114,353

183,400	SGD	Thai Beverage PCL	111,089

33,400	PHP	Universal Robina Corp.	104,663

66,200	MXN	Wal-Mart de Mexico, SAB de CV	195,349

			1,197,276

		Energy (3.7%)

1,170		CNOOC, Ltd.	193,436

7,725		Reliance Industries, Ltd.#*	259,946

48,900	GBP	Tullow Oil, PLC	114,578

			567,960

		Financials (22.5%)

24,800	HKD	AIA Group, Ltd.	254,318

22,000	BRL	Banco do Brasil, SA	283,737

2,640		Bancolombia, SA	131,683

161,513	IDR	Bank Central Asia, Tbk PT	354,582

32,400	HKD	China International Capital Corp., Ltd. - Class H*	61,295

620		Credicorp, Ltd.	135,154

171,376	TWD	E.Sun Financial Holding Company, Ltd.	142,743

37,700	ZAR	FirstRand, Ltd.	161,311

20,100	MXN	Grupo Financiero Banorte, SAB de CV - Class O	100,554

4,650	KRW	Hana Financial Group, Inc.	136,106

4,400		HDFC Bank, Ltd.~	505,912

3,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	114,520

NUMBER OF SHARES			VALUE

18,700		ICICI Bank, Ltd.	$228,327

7,200	BRL	IRB Brasil Resseguros, SA	179,229

24,650		Itau Unibanco Holding, SA	225,547

35,600	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	419,575

			3,434,593

		Health Care (2.9%)

17,290	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	76,058

3,100		Dr. Reddy’s Laboratories, Ltd.	114,111

11,400	BRL	Notre Dame Intermedica Participacoes, SA	130,538

11,500	HKD	Wuxi Biologics Cayman, Inc.#*	122,214

			442,921

		Industrials (7.7%)

306,400	THB	Bangkok Expressway & Metro PCL	104,607

8,600		Gol Linhas Aereas Inteligentes, SA^	184,728

51,600	PHP	International Container Terminal Services, Inc.	136,890

4,900		Larsen & Toubro, Ltd.	97,902

13,100	BRL	Localiza Rent a Car, SA	151,034

57,300	BRL	Randon, SA Implementos e Participacoes	148,792

40,000	TWD	Rexon Industrial Corp., Ltd.	113,340

59,000	CNY	Sany Heavy Industry Company, Ltd. - Class A	120,045

16,500	HKD	Techtronic Industries Company, Ltd.	122,705

			1,180,043

		Information Technology (15.2%)

30,000	TWD	Accton Technology Corp.	127,706

4,000	TWD	ASMedia Technology, Inc.	67,773

16,000	TWD	Delta Electronics, Inc.	77,234

1,590		Globant, SA#	168,540

22,800		Infosys, Ltd.^	258,096

112,000	TWD	King Yuan Electronics Company, Ltd.	116,258

11,000	TWD	MediaTek, Inc.	110,024

16,050	KRW	Samsung Electronics Company, Ltd.	607,889

29,000	TWD	Sinbon Electronics Company, Ltd.#	123,147

1,320	KRW	SK Hynix, Inc.	84,499

71,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	583,837

			2,325,003

		Materials (2.9%)

13,800	HKD	Anhui Conch Cement Company, Ltd. - Class H	79,684

9,300		Cia de Minas Buenaventura, SAA	141,732

1,700	AUD	Rio Tinto, Ltd.^	113,777

80,000	TWD	Taiwan Cement Corp.#	114,417

			449,610

		Real Estate (3.4%)

268,500	PHP	Ayala Land, Inc.	261,808

40,000	HKD	China Overseas Land & Investment, Ltd.	136,362

See accompanying Notes to Schedule of Investments

1

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

33,500	HKD	Longfor Group Holdings, Ltd.*	$123,890

			522,060

		TOTAL COMMON STOCKS (Cost $11,496,777)	14,356,229

EXCHANGE-TRADED FUNDS (4.2%)

		Other (4.2%)

3,650		iShares MSCI India Small-Cap ETF^	127,403

4,650		iShares MSCI Saudi Arabia ETF	151,311

5,200		iShares MSCI Turkey ETF^	135,720

14,400		VanEck Vectors Vietnam ETF^	232,992

			647,426

		TOTAL EXCHANGE-TRADED FUNDS (Cost $685,658)	647,426

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.7%) #

		Consumer Discretionary (0.0%)

21 363,531		Alibaba Group Holding, Ltd. Put, 09/20/19, Strike $130.00	473

		Energy (0.2%)

65 529,425		Lukoil, PJSC Call, 12/20/19, Strike $84.00	22,360

		Petroleo Brasileiro, SA

100 150,500		Call, 01/17/20, Strike $17.00	6,800

90 135,450		Call, 10/18/19, Strike $17.00	2,835

			31,995

		Financials (0.1%)

110 40,480		Sberbank of Russia, PJSC Call, 12/20/19, Strike $14.00	18,700

		Information Technology (0.2%)

41 160,802		Yandex, NV Call, 01/15/21, Strike $40.00	29,110

		Other (0.2%)

110 306,570		Xtrackers Harvest CSI 300 China A Shares ETF Call, 01/15/21, Strike $30.71	22,825

		TOTAL PURCHASED OPTIONS (Cost $134,349)	103,103

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (1.3%)

97,988		Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	98,018

NUMBER OF SHARES		VALUE

97,911	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	$97,911

	TOTAL SHORT TERM INVESTMENTS (Cost $195,929)	195,929

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.2%)

1,097,022	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,097,022)	1,097,022

TOTAL INVESTMENTS (107.2%) (Cost $13,609,735)		16,399,709

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.2%)		(1,097,022)

LIABILITIES, LESS OTHER ASSETS (0.0%)		(6,167)

NET ASSETS (100.0%)		$15,296,520

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $22,996.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

2

Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments

US Dollar	$6,883,312	42.0%
Hong Kong Dollar	2,676,336	16.3%
New Taiwan Dollar	1,576,479	9.6%
Brazilian Real	1,303,456	7.9%
South Korean Won	1,011,061	6.2%
Philippine Peso	503,361	3.1%
South African Rand	476,493	2.9%
Indonesian Rupiah	471,652	2.9%
Chinese Yuan Renminbi	349,249	2.1%
Thai Baht	340,070	2.1%
Mexican Peso	295,903	1.8%
Polish Zloty	172,893	1.0%
British Pound Sterling	114,578	0.7%
Australian Dollar	113,777	0.7%
Singapore Dollar	111,089	0.7%

Total Investments	$16,399,709	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (103.2%)

		Communication Services (12.8%)

1,615		Alphabet, Inc. - Class A#	$1,967,393

3,700	JPY	Nintendo Company, Ltd.	1,361,203

80,500	HKD	Tencent Holdings, Ltd.	3,750,734

27,820		Walt Disney Company	3,978,538

			11,057,868

		Consumer Discretionary (17.1%)

13,130		Alibaba Group Holding, Ltd.#	2,272,934

1,755		Amazon.com, Inc.#	3,276,199

9,000		Aptiv, PLC	788,850

26,400		Chegg, Inc.#	1,185,888

31,600	GBP	Compass Group, PLC	799,496

14,300		Lowe’s Companies, Inc.	1,450,020

14,100		Lululemon Athletica, Inc.#	2,694,369

19,500	EUR	Puma, SE	1,358,498

7,600		Royal Caribbean Cruises, Ltd.	884,184

			14,710,438

		Consumer Staples (5.5%)

28,700	CAD	Alimentation Couche-Tard, Inc. - Class B	1,759,229

23,333	GBP	Diageo, PLC	972,990

8,360	EUR	Kerry Group, PLC - Class A	975,427

9,500		Walmart, Inc.	1,048,610

			4,756,256

		Energy (3.1%)

6,220		Pioneer Natural Resources Company	858,609

30,150	EUR	Royal Dutch Shell, PLC - Class A	946,061

21,540		Schlumberger, Ltd.	860,954

			2,665,624

		Financials (14.6%)

70,600	HKD	AIA Group, Ltd.	723,985

6,400		AON, PLC	1,211,200

46,000		Bank of America Corp.	1,411,280

4,750	EUR	Deutsche Böerse, AG	659,407

54,520	INR	HDFC Bank, Ltd.	1,776,798

56,200		ICICI Bank, Ltd.	686,202

17,300		Intercontinental Exchange, Inc.	1,519,978

58,800		Itau Unibanco Holding, SA	538,020

16,000	GBP	London Stock Exchange Group, PLC	1,284,989

35,500		NMI Holdings, Inc. - Class A#	883,240

60,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	713,041

14,350		Progressive Corp.	1,162,063

			12,570,203

		Health Care (15.5%)

27,000		Alcon, Inc.#^	1,586,250

15,400	GBP	AstraZeneca, PLC	1,330,465

12,100	CAD	Canopy Growth Corp.#^	396,702

13,800	AUD	CSL, Ltd.	2,153,384

17,600	JPY	Hoya Corp.	1,349,601

13,509		Inspire Medical Systems, Inc.#	913,614

2,350		Intuitive Surgical, Inc.#	1,220,848

6,940		Johnson & Johnson	903,727

NUMBER OF SHARES			VALUE

6,900		Laboratory Corp. of America Holdings#	$1,155,888

3,900	CHF	Lonza Group, AG#	1,335,959

126,900	AUD	Nanosonics, Ltd.#	474,005

5,200		Repligen Corp.#	490,828

			13,311,271

		Industrials (10.5%)

8,600	EUR	Airbus, SE	1,215,703

3,100		Boeing Company	1,057,658

41,400	CAD	CAE, Inc.	1,116,401

15,450		CSX Corp.	1,087,680

4,000	JPY	FANUC Corp.	710,906

63,000	BRL	Localiza Rent a Car, SA	726,348

162,000	TWD	Rexon Industrial Corp., Ltd.	459,027

238,756	CNY	Sany Heavy Industry Company, Ltd. - Class A	485,786

8,200	EUR	Schneider Electric, SE	707,464

134,000	HKD	Techtronic Industries Company, Ltd.	996,510

4,000		Waste Management, Inc.	468,000

			9,031,483

		Information Technology (24.1%)

6,170		Accenture, PLC - Class A	1,188,219

1,390	EUR	Adyen, NV#*	1,050,264

27,000	AUD	Altium, Ltd.	671,429

4,030	EUR	ASML Holding, NV	897,982

6,500		Atlassian Corp., PLC - Class A#	910,780

8,750		CyberArk Software, Ltd.#	1,215,200

9,300	SEK	Hexagon, AB - Class B	450,607

1,200	JPY	Keyence Corp.	688,619

6,300		Keysight Technologies, Inc.#	563,976

131,800	SEK	LM Ericsson Telephone Company - Class B	1,153,154

7,620		MasterCard, Inc. - Class A	2,074,697

8,000		Microsoft Corp.	1,090,160

3,220		NVIDIA Corp.	543,278

9,300		PayPal Holdings, Inc.#	1,026,720

13,500		Rapid7, Inc.#	818,775

18,300	EUR	SAP, SE	2,236,919

1,480		Shopify, Inc., Class A#	470,462

7,320	EUR	SOITEC#	759,624

6,400		Splunk, Inc.#	865,984

124,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,019,658

48,700	AUD	WiseTech Global, Ltd.	1,047,142

			20,743,649

	TOTAL COMMON STOCKS (Cost $69,753,044)		88,846,792

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.0%)

131 2,267,741	Alibaba Group Holding, Ltd. Put, 09/20/19, Strike $130.00	$2,948

	Other (0.2%)

600 7,257,600	iShares Russell 2000 Value ETF Call, 11/15/19, Strike $125.00	129,000

	TOTAL PURCHASED OPTIONS (Cost $153,939)	131,948

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.6%)

250,043	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	250,118

249,865	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	249,865

	TOTAL SHORT TERM INVESTMENTS (Cost $499,983)	499,983

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)

423,719	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $423,719)	423,719

TOTAL INVESTMENTS (104.5%) (Cost $70,830,685)		89,902,442

VALUE

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)	$(423,719)

LIABILITIES, LESS OTHER ASSETS (-4.0%)	(3,430,377)

NET ASSETS (100.0%)	$86,048,346

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$49,386,925	54.9%
European Monetary Unit	10,807,349	12.0%
Hong Kong Dollar	6,184,270	6.9%
British Pound Sterling	4,387,940	4.9%
Australian Dollar	4,345,960	4.8%
Japanese Yen	4,110,329	4.6%
Canadian Dollar	3,272,332	3.6%
Indian Rupee	1,776,798	2.0%
Swedish Krona	1,603,761	1.8%
New Taiwan Dollar	1,478,685	1.7%
Swiss Franc	1,335,959	1.5%
Brazilian Real	726,348	0.8%
Chinese Yuan Renminbi	485,786	0.5%

Total Investments	$89,902,442	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (30.6%)

		Communication Services (2.5%)

1,920,000		GCI Liberty, Inc.* 1.750%, 09/30/46	$2,231,559

1,599,000		Twitter, Inc. 0.250%, 06/15/24	1,710,298

			3,941,857

		Consumer Discretionary (4.1%)

835,000		Baozun, Inc.* 1.625%, 05/01/24	966,621

1,928,000		Chegg, Inc.* 0.125%, 03/15/25	2,150,963

1,340,000		GOL Equity Finance, SA* 3.750%, 07/15/24	1,718,557

1,545,000		NIO, Inc.* 4.500%, 02/01/24	885,803

838,000		Tesla, Inc. 2.000%, 05/15/24	849,028

			6,570,972

		Consumer Staples (0.7%)

		Premium Brands Holdings Corp.

732,000	CAD	4.650%, 04/30/21	653,545

466,000	CAD	4.600%, 12/31/23	388,629

			1,042,174

		Energy (3.9%)

3,000,000		TOTAL, SA 0.500%, 12/02/22	3,148,365

2,800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	3,169,222

			6,317,587

		Financials (4.4%)

1,100,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	1,220,714

		JPMorgan Chase Bank, N.A.

17,000,000	HKD	0.000%, 10/29/20*	2,568,627

2,800,000		0.000%, 12/30/20	3,280,942

			7,070,283

		Health Care (2.8%)

1,021,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	885,774

1,603,000		Exact Sciences Corp. 0.375%, 03/15/27	1,982,743

1,440,000		Repligen Corp. 0.375%, 07/15/24	1,557,778

			4,426,295

		Industrials (1.3%)

5,000,000	CNY	China Railway Construction Corp., Ltd. 1.500%, 12/21/21	722,591

1,200,000		Vinci, SA 0.375%, 02/16/22	1,418,274

			2,140,865

PRINCIPAL AMOUNT			VALUE

		Information Technology (9.3%)

1,000,000		Envestnet, Inc. 1.750%, 12/15/19	$1,164,250

780,000		Lenovo Group, Ltd. 3.375%, 01/24/24	898,482

2,617,000		Palo Alto Networks, Inc.* 0.750%, 07/01/23	2,886,799

1,360,000	EUR	SOITEC 0.000%, 06/28/23	1,812,203

2,045,000		Splunk, Inc.* 0.500%, 09/15/23	2,336,760

1,391,000		Square, Inc. 0.500%, 05/15/23	1,766,000

530,000		Workday, Inc. 0.250%, 10/01/22	779,516

2,776,000		Xero Investments, Ltd. 2.375%, 10/04/23	3,286,423

			14,930,433

		Materials (0.5%)

720,000	CHF	Sika, AG 0.150%, 06/05/25	793,162

		Real Estate (1.1%)

1,397,000		IH Merger Sub, LLC 3.500%, 01/15/22	1,753,801

		TOTAL CONVERTIBLE BONDS (Cost $47,688,771)	48,987,429

CORPORATE BOND (0.7%)

1,080,000		Apple, Inc. 2.000%, 11/13/20 (Cost $1,069,207)	1,079,012

U.S. GOVERNMENT AND AGENCY SECURITIES (6.7%)

		United States Treasury Note

2,205,000		1.875%, 05/31/22	2,208,015

2,200,000		1.875%, 10/31/22	2,203,094

2,125,000		1.750%, 10/31/20	2,118,899

2,095,000		2.625%, 08/15/20^	2,107,848

2,080,000		2.625%, 11/15/20	2,097,103

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,684,447)	10,734,959

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (3.7%)

		Health Care (0.6%)

835		Danaher Corp. 4.750%, 04/15/22	947,641

		Real Estate (1.0%)

1,360		Crown Castle International Corp. 6.875%, 08/01/20	1,639,834

		Utilities (2.1%)

16,600		American Electric Power Company, Inc. 6.125%, 03/15/22	904,368

See accompanying Notes to Schedule of Investments

1

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

21,500		DTE Energy Company 6.500%, 10/01/19	$1,199,700

18,600		NextEra Energy, Inc. 6.123%, 09/01/19	1,228,902

			3,332,970

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,407,837)	5,920,445

COMMON STOCKS (55.9%)

		Communication Services (9.5%)

1,470		Alphabet, Inc. - Class A#	1,790,754

3,300	JPY	Nintendo Company, Ltd.	1,214,046

74,800	HKD	Tencent Holdings, Ltd.	3,485,154

24,600		Verizon Communications, Inc.	1,359,642

51,100		Walt Disney Company	7,307,811

			15,157,407

		Consumer Discretionary (7.1%)

13,780		Alibaba Group Holding, Ltd.#	2,385,456

530		Amazon.com, Inc.#	989,393

16,200		Aptiv, PLC	1,419,930

57,100	GBP	Compass Group, PLC	1,444,659

14,300		Lowe’s Companies, Inc.	1,450,020

7,400		Lululemon Athletica, Inc.#	1,414,066

32,000	EUR	Puma, SE	2,229,330

			11,332,854

		Consumer Staples (9.1%)

36,800	CAD	Alimentation Couche-Tard, Inc. - Class B	2,255,736

32,800		Coca-Cola Company	1,726,264

30,900	GBP	Diageo, PLC	1,288,535

16,000	EUR	Kerry Group, PLC - Class A	1,866,845

26,700	CHF	Nestlé, SA	2,832,528

10,500		Philip Morris International, Inc.	877,905

14,983	EUR	Unilever, NV	868,469

26,000		Walmart, Inc.	2,869,880

			14,586,162

		Energy (3.3%)

7,000		Chevron Corp.	861,770

18,300		Exxon Mobil Corp.	1,360,788

55,000	EUR	Royal Dutch Shell, PLC - Class A	1,725,816

33,100		Schlumberger, Ltd.	1,323,007

			5,271,381

		Financials (8.0%)

127,000	HKD	AIA Group, Ltd.	1,302,352

9,000		AON, PLC	1,703,250

117,200		Bank of America Corp.	3,595,696

8,550	EUR	Deutsche Böerse, AG	1,186,932

75,100	INR	HDFC Bank, Ltd.	2,447,498

106,400		Itau Unibanco Holding, SA	973,560

20,000		Progressive Corp.	1,619,600

			12,828,888

		Health Care (7.8%)

33,986		Alcon, Inc.^#	1,996,677

21,400	GBP	AstraZeneca, PLC	1,848,827

22,600	AUD	CSL, Ltd.	3,526,557

2,550		Intuitive Surgical, Inc.#	1,324,751

12,590		Johnson & Johnson	1,639,470

NUMBER OF SHARES			VALUE

12,300		Laboratory Corp. of America Holdings#	$2,060,496

			12,396,778

		Industrials (2.0%)

3,300		Boeing Company	1,125,894

30,000	CAD	CAE, Inc.	808,986

7,100	JPY	FANUC Corp.	1,261,858

			3,196,738

		Information Technology (9.1%)

2,000	EUR	Adyen, NV*#	1,511,172

5,025	EUR	ASML Holding, NV	1,119,692

2,200	JPY	Keyence Corp.	1,262,467

161,300	SEK	LM Ericsson Telephone Company - Class B	1,411,257

7,700		MasterCard, Inc. - Class A	2,096,479

17,800		Microsoft Corp.	2,425,606

9,100		PayPal Holdings, Inc.#	1,004,640

19,200	EUR	SAP, SE	2,346,931

174,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,430,811

			14,609,055

		TOTAL COMMON STOCKS (Cost $71,561,016)	89,379,263

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.1%) #

		Consumer Discretionary (0.1%)

140		Alibaba Group Holding, Ltd.

2,423,540		Put, 09/20/19, Strike $130.00	3,150

8		Amazon.com, Inc.

14,934		Call, 06/18/21, Strike $2,200.00	153,560

212		Royal Caribbean Cruises, Ltd.

24,664		Call, 01/17/20, Strike $130.00	66,462

			223,172

		Energy (0.0%)

70		Pioneer Natural Resources

1,115,870		Company Call, 01/17/20, Strike $160.00	33,600

		Financials (0.2%)

296		Intercontinental Exchange, Inc.

2,600,656		Call, 01/15/21, Strike $90.00	269,360

		Industrials (0.2%)

200	EUR	Airbus, SE

2,561,200		Call, 12/18/20, Strike 130.00	294,462

232		CSX Corp.

1,633,280		Call, 01/15/21, Strike $85.00	91,640

			386,102

		Information Technology (0.1%)

27		Shopify, Inc.

858,276		Call, 01/15/21, Strike $350.00	170,100

See accompanying Notes to Schedule of Investments

2

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Materials (0.1%)

333	Rio Tinto, PLC

1,900,764	Call, 01/17/20, Strike $60.00	$79,920

	Other (0.4%)

	Invesco QQQ Trust Series

374 714,714	Put, 01/17/20, Strike $188.00	285,175

555 10,606,050	Put, 08/23/19, Strike $188.00	121,822

1,100	iShares Russell 2000 Value ETF

1,330,560	Call, 11/15/19, Strike $125.00	236,500

		643,497

	TOTAL PURCHASED OPTIONS (Cost $2,060,045)	1,805,751

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.7%)

1,331,581	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	1,331,981

1,331,860	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	1,331,860

	TOTAL SHORT TERM INVESTMENTS (Cost $2,663,841)	2,663,841

VALUE

TOTAL INVESTMENTS (100.4%) (Cost $141,135,164)	$160,570,700

LIABILITIES, LESS OTHER ASSETS (-0.4%)	(579,449)

NET ASSETS (100.0%)	$159,991,251

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$110,554,535	68.8%
European Monetary Unit	16,182,566	10.1%
Hong Kong Dollar	7,356,133	4.6%
Canadian Dollar	4,992,670	3.1%
British Pound Sterling	4,582,021	2.9%
Japanese Yen	3,738,371	2.3%
Swiss Franc	3,625,690	2.3%
Australian Dollar	3,526,557	2.2%
Indian Rupee	2,447,498	1.5%
New Taiwan Dollar	1,430,811	0.9%
Swedish Krona	1,411,257	0.9%
Chinese Yuan Renminbi	722,591	0.4%

Total Investments	$160,570,700	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (48.5%)

	Airlines (0.5%)

150,000	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	$151,636

105,229	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	111,565

		263,201

	Communication Services (4.0%)

250,000	AT&T, Inc. 3.600%, 07/15/25	259,961

250,000	Comcast Corp. 3.900%, 03/01/38	267,452

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	113,040

200,000	CSC Holdings, LLC* 5.500%, 05/15/26	209,193

175,000	Electronic Arts, Inc. 4.800%, 03/01/26	195,304

100,000	Embarq Corp. 7.995%, 06/01/36	97,388

150,000	Fox Corp.* 3.666%, 01/25/22	154,692

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	116,631

125,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	126,321

125,000	T-Mobile USA, Inc.^ 4.000%, 04/15/22	127,637

135,000	United States Cellular Corp. 6.700%, 12/15/33	143,495

255,000	Verizon Communications, Inc.* 4.016%, 12/03/29	276,971

		2,088,085

	Consumer Discretionary (7.0%)

200,000	Allergan Funding SCS 3.800%, 03/15/25	207,840

250,000	BMW US Capital, LLC* 3.100%, 04/12/21	252,886

275,000	Cargill, Inc.* 3.250%, 03/01/23	282,890

150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.750%, 02/15/26	158,056

250,000	D.R. Horton, Inc. 4.750%, 02/15/23	265,841

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	134,209

100,000	DISH DBS Corp.^ 7.750%, 07/01/26	97,781

250,000	Expedia Group, Inc. 5.950%, 08/15/20	258,821

250,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	263,099

250,000	General Motors Financial Company, Inc. 3.700%, 05/09/23	254,684

PRINCIPAL AMOUNT		VALUE

250,000	Harley-Davidson Financial Services, Inc.* 4.050%, 02/04/22	$257,379

250,000	Hasbro, Inc. 3.150%, 05/15/21	252,627

125,000	International Game Technology, PLC* 6.250%, 02/15/22	131,953

125,000	Las Vegas Sands Corp. 3.200%, 08/08/24	125,801

150,000	Lennar Corp.^ 4.750%, 11/15/22	155,617

100,000	Mattel, Inc.* 6.750%, 12/31/25	105,399

125,000	Newell Brands, Inc. 3.850%, 04/01/23	126,721

125,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	125,716

169,000	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	178,219

		3,635,539

	Consumer Staples (2.7%)

200,000	Brown-Forman Corp. 3.500%, 04/15/25	210,635

250,000	Conagra Brands, Inc. 3.800%, 10/22/21	256,674

250,000	General Mills, Inc. 2.600%, 10/12/22	250,978

150,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	158,370

250,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	247,559

250,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	252,807

		1,377,023

	Energy (1.0%)

150,000	Continental Resources, Inc. 4.500%, 04/15/23	156,835

175,000	Energy Transfer Operating, LP‡ 5.271%, 11/01/66 3 mo. USD LIBOR + 3.02%	132,138

250,000	Schlumberger Investment, SA* 3.300%, 09/14/21	253,972

		542,945

	Financials (15.7%)

100,000	Ally Financial, Inc. 8.000%, 11/01/31	133,886

250,000	American Express Company 3.000%, 10/30/24	255,140

250,000	American International Group, Inc. 3.750%, 07/10/25	263,281

125,000	Ares Capital Corp. 4.200%, 06/10/24	127,861

250,000	Axis Specialty Finance, PLC 4.000%, 12/06/27	264,135

300,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	309,217

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	Bank of Montreal 3.300%, 02/05/24	$258,572

300,000	Bank of Nova Scotia 2.450%, 09/19/22	301,762

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	169,994

350,000	Capital One Financial Corp. 3.200%, 01/30/23	357,296

250,000	CIT Group, Inc. 4.125%, 03/09/21	255,083

50,000	CNO Financial Group, Inc. 5.250%, 05/30/29	54,201

350,000	Discover Bank 3.450%, 07/27/26	357,864

200,000	Fifth Third Bancorp 3.650%, 01/25/24	209,517

250,000	Franklin Resources, Inc. 2.850%, 03/30/25	255,230

125,000	Goldman Sachs Group, Inc.‡ 3.814%, 04/23/29 3 mo. USD LIBOR + 1.16%	130,913

125,000	Huntington Bancshares, Inc. 2.625%, 08/06/24	124,863

250,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	185,125

300,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	308,298

125,000	Life Storage, LP 4.000%, 06/15/29	129,684

200,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	209,334

250,000	Markel Corp. 3.500%, 11/01/27	251,800

200,000	MetLife, Inc. 6.400%, 12/15/66	231,771

200,000	Morgan Stanley‡ 2.720%, 07/22/25 SOFR + 1.15%	200,310

100,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	96,871

250,000	Reinsurance Group of America, Inc. 3.900%, 05/15/29	260,344

250,000	RenaissanceRe Finance, Inc.^ 3.450%, 07/01/27	255,368

125,000	Royal Bank of Canada 2.550%, 07/16/24	125,118

125,000	Sabra Health Care, LP / Sabra Capital Corp. 4.800%, 06/01/24	129,161

100,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	101,620

250,000	Torchmark Corp. 4.550%, 09/15/28	273,356

170,000	Toronto-Dominion Bank 3.250%, 03/11/24	176,136

200,000	Travelers Companies, Inc. 4.050%, 03/07/48	222,826

250,000	US Bancorp 3.600%, 09/11/24	261,806

350,000	USAA Capital Corp.* 2.000%, 06/01/21	348,686

PRINCIPAL AMOUNT		VALUE

250,000	Ventas Realty, LP 4.000%, 03/01/28	$266,390

	Wells Fargo & Company

125,000	4.400%, 06/14/46	137,054

125,000	3.196%, 06/17/27‡ 3 mo. USD LIBOR + 1.17%	127,513

		8,127,386

	Health Care (2.7%)

150,000	CVS Health Corp. 4.780%, 03/25/38	159,091

200,000	Humana, Inc. 3.850%, 10/01/24	208,980

250,000	Johnson & Johnson 3.400%, 01/15/38	259,347

200,000	Magellan Health, Inc. 4.900%, 09/22/24	200,364

250,000	Teva Pharmaceutical Finance Netherlands III, BV^ 6.000%, 04/15/24	232,058

200,000	Thermo Fisher Scientific, Inc. 3.150%, 01/15/23	204,784

125,000	UnitedHealth Group, Inc. 2.375%, 08/15/24	125,100

		1,389,724

	Industrials (2.9%)

205,000	Aircastle, Ltd. 5.000%, 04/01/23	216,818

50,000	American Airlines Group, Inc.* 5.000%, 06/01/22	51,568

200,000	Delta Air Lines, Inc. 3.625%, 03/15/22	204,237

88,188	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	90,398

250,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	264,377

200,000	Rockwell Collins, Inc. 2.800%, 03/15/22	201,969

193,302	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	199,844

250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	261,423

		1,490,634

	Information Technology (3.3%)

250,000	Amphenol Corp.^ 4.000%, 02/01/22	259,016

250,000	Apple, Inc. 4.375%, 05/13/45	287,665

200,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	221,105

250,000	Fiserv, Inc. 3.500%, 10/01/22	257,600

125,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	137,406

250,000	Microsoft Corp. 4.100%, 02/06/37	285,656

See accompanying Notes to Schedule of Investments

2

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	NXP, BV / NXP Funding, LLC* 4.125%, 06/01/21	$255,793

		1,704,241

	Materials (1.1%)

200,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	210,868

90,000	ArcelorMittal, SA 7.000%, 10/15/39	107,737

250,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	263,047

		581,652

	Real Estate (3.4%)

250,000	American Tower Corp.^ 5.900%, 11/01/21	268,716

250,000	EPR Properties 4.950%, 04/15/28	268,653

125,000	Federal Realty Investment Trust 3.200%, 06/15/29	127,561

190,000	HCP, Inc. 3.250%, 07/15/26	192,439

300,000	Hospitality Properties Trust 3.950%, 01/15/28	283,660

150,000	SL Green Operating Partnership, LP 3.250%, 10/15/22	152,097

250,000	Tanger Properties, LP^ 3.875%, 07/15/27	250,614

200,000	UDR, Inc. 4.625%, 01/10/22	208,687

		1,752,427

	Utilities (4.2%)

250,000	AES Corp. 4.000%, 03/15/21	254,797

250,000	Alabama Power Company 2.450%, 03/30/22	251,084

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	155,821

250,000	CenterPoint Energy, Inc. 3.850%, 02/01/24	262,191

150,000	Duke Energy Carolinas, LLC^ 3.700%, 12/01/47	156,271

250,000	Exelon Corp. 2.450%, 04/15/21	249,670

100,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	106,069

150,000	Northern States Power Co. 3.750%, 12/01/47	151,307

175,000	PPL Capital Funding, Inc.‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	159,044

150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	155,302

250,000	Southern California Edison Company 3.400%, 06/01/23	256,256

		2,157,812

	TOTAL CORPORATE BONDS (Cost $24,366,090)	25,110,669

PRINCIPAL AMOUNT		VALUE

BANK LOANS (4.2%) ‡

	Communication Services (0.5%)

124,681	Zayo Group, LLC / Zayo Capital, Inc. 4.234%, 01/19/21 1 mo. LIBOR + 2.00%	$124,827

124,687	Sprint Communications, Inc. 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	124,784

		249,611

	Consumer Discretionary (0.2%)

124,687	ESH Hospitality, Inc.! 0.000%, 08/30/23	125,008

	Financials (1.1%)

124,678	MGM Growth Properties Operating Partnership LP 4.234%, 03/21/25 1 mo. LIBOR + 2.00%	124,899

222,727	GLP Financing, LLC 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	221,892

250,000	Level 3 Financing, Inc. 4.484%, 02/22/24 1 mo. LIBOR + 2.25%	250,547

		597,338

	Health Care (1.4%)

281,303	Mallinckrodt International Finance, SA 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	240,788

272,186	Amneal Pharmaceuticals, LLC 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	253,084

248,741	HCA, Inc. 4.330%, 03/13/25 1 mo. LIBOR + 2.00%	249,742

		743,614

	Industrials (0.8%)

124,684	Navistar International Corp. 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	125,229

125,000	Berry Global, Inc. 4.629%, 10/01/22 1 mo. LIBOR + 2.25%	125,114

149,618	Albertsons, LLC 5.311%, 12/21/22 3 mo. LIBOR + 3.00%	150,137

		400,480

	Information Technology (0.2%)

89,260	SS&C Technologies, Inc. 4.484%, 07/08/22 1 mo. LIBOR + 2.25%	89,434

	TOTAL BANK LOANS (Cost $2,260,861)	2,205,485

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (36.7%)

	Federal National Mortgage Association

1,224,649	3.500%, 02/01/49	$1,256,683

992,344	3.000%, 07/01/46	1,008,151

886,003	4.000%, 06/01/48	918,469

858,081	3.500%, 08/01/47	885,201

612,268	4.000%, 04/01/48	634,704

489,247	4.500%, 04/01/48	512,785

481,447	3.000%, 03/01/47	489,116

437,850	4.000%, 03/01/47	456,386

411,797	3.000%, 02/01/33	420,251

333,774	2.500%, 09/01/31	336,305

832,710	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 2.892%, 06/25/27	856,265

460,000	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 3.350%, 01/25/28	492,063

	Government National Mortgage Association II Pool

768,451	3.500%, 10/20/47	795,694

513,498	3.000%, 10/20/47	524,873

	United States Treasury Bond

1,400,000	2.750%, 08/15/47^	1,459,937

1,250,000	3.500%, 02/15/39	1,483,984

750,000	2.875%, 11/15/46^	802,031

500,000	3.000%, 05/15/47	547,344

300,000	3.000%, 02/15/49	329,016

	United States Treasury Inflation Indexed Note

1,038,140	0.500%, 01/15/28	1,056,779

539,915	0.375%, 07/15/25	545,605

	United States Treasury Note

1,500,000	1.750%, 06/30/24	1,494,258

750,000	2.875%, 11/30/25	793,594

500,000	2.500%, 02/28/26	518,359

400,000	1.875%, 06/30/26	399,031

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $18,371,863)	19,016,884

ASSET BACKED SECURITIES (8.6%)

680,000	Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/23	683,718

250,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class A* 3.550%, 08/15/27	254,118

235,000	Dell Equipment Finance Trust Series 2017-2, Class B* 2.470%, 10/24/22	234,455

151,227	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	151,768

500,000	Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/23	505,981

339,401	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	341,464

PRINCIPAL AMOUNT		VALUE

484,374	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	$490,224

300,000	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	303,607

161,699	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	163,014

310,616	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	309,731

500,000	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	503,853

500,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	505,401

	TOTAL ASSET BACKED SECURITIES (Cost $4,408,810)	4,447,334

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.4%)

362,717	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	362,826

362,618	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	362,618

	TOTAL SHORT TERM INVESTMENTS (Cost $725,444)	725,444

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)

836,050	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $836,050)	836,050

TOTAL INVESTMENTS (101.0%) (Cost $50,969,118)		52,341,866

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(836,050)

OTHER ASSETS, LESS LIABILITIES (0.6%)		293,916

NET ASSETS (100.0%)		$51,799,732

NOTES TO SCHEDULE OF INVESTMENTS

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (79.6%)

	Communication Services (14.0%)

200,000	Altice Financing, SA* 7.500%, 05/15/26	$209,749

300,000	Altice France, SA* 7.375%, 05/01/26	318,060

75,000	Arrow Bidco, LLC* 9.500%, 03/15/24	75,573

120,000	Belo Corp. 7.250%, 09/15/27	132,616

196,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	163,430

	CommScope, Inc.*

115,000	5.500%, 03/01/24	117,178

25,000	8.250%, 03/01/27^	24,692

80,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	72,768

	CSC Holdings, LLC*

335,000	5.500%, 04/15/27	352,541

200,000	7.500%, 04/01/28^	221,020

200,000	5.500%, 05/15/26	209,193

75,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	76,632

100,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	101,826

552,000	Embarq Corp. 7.995%, 06/01/36	537,582

	Entercom Media Corp.*

150,000	7.250%, 11/01/24^	157,082

50,000	6.500%, 05/01/27	52,922

50,000	EW Scripps Company* 5.125%, 05/15/25	49,940

	Frontier Communications Corp.

265,000	7.625%, 04/15/24	146,757

220,000	11.000%, 09/15/25^	128,105

125,000	10.500%, 09/15/22^	78,289

105,000	8.500%, 04/01/26*^	102,861

50,000	8.000%, 04/01/27*	52,314

25,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	26,067

175,000	Gray Television, Inc.* 7.000%, 05/15/27	191,653

	Hughes Satellite Systems Corp.

90,000	6.625%, 08/01/26^	97,109

30,000	5.250%, 08/01/26	31,809

120,000	iHeartCommunications, Inc. 8.375%, 05/01/27	126,577

450,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	454,756

	Intelsat Jackson Holdings, SA

195,000	9.750%, 07/15/25*	202,162

110,000	5.500%, 08/01/23	101,516

65,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	59,083

125,000	Nexstar Broadcasting, Inc.* 5.625%, 08/01/24	130,120

125,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	126,308

PRINCIPAL AMOUNT		VALUE

	Sprint Corp.

370,000	7.875%, 09/15/23	$412,063

310,000	7.125%, 06/15/24^	338,903

145,000	7.625%, 03/01/26^	162,439

140,000	T-Mobile USA, Inc. 4.750%, 02/01/28	144,424

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	81,500

196,000	United States Cellular Corp. 6.700%, 12/15/33	208,333

	Windstream Services, LLC / Windstream Finance Corp.@

42,000	7.750%, 10/01/21	11,394

24,000	10.500%, 06/30/24*	17,153

55,000	Zayo Group, LLC / Zayo Capital, Inc.* 5.750%, 01/15/27	55,952

		6,360,451

	Consumer Discretionary (12.6%)

115,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	122,539

195,000	Beverages & More, Inc.* 11.500%, 06/15/22	150,980

140,000	Boyd Gaming Corp. 6.000%, 08/15/26	146,788

155,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	155,284

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

430,000	5.125%, 05/01/27	444,207

80,000	5.000%, 02/01/28	82,217

75,000	Cedar Fair, LP* 5.250%, 07/15/29	77,519

	Century Communities, Inc.

125,000	6.750%, 06/01/27*	129,304

85,000	5.875%, 07/15/25	85,630

263,000	Dana, Inc. 5.500%, 12/15/24	268,372

	DISH DBS Corp.

150,000	7.750%, 07/01/26^	146,671

90,000	5.875%, 11/15/24	83,644

270,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	284,483

130,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	134,056

175,000	goeasy, Ltd.* 7.875%, 11/01/22	183,326

175,000	Guitar Center, Inc.* 9.500%, 10/15/21	167,198

20,000	IAA, Inc.* 5.500%, 06/15/27	20,926

200,000	International Game Technology, PLC* 6.250%, 01/15/27	218,510

285,000	L Brands, Inc.^ 6.875%, 11/01/35	254,816

135,000	Lennar Corp. 5.250%, 06/01/26	144,243

125,000	Liberty Interactive, LLC 8.250%, 02/01/30	129,486

170,000	M/I Homes, Inc. 5.625%, 08/01/25	173,233

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Mattel, Inc.

115,000	6.750%, 12/31/25*	$121,208

5,000	2.350%, 08/15/21^	4,913

200,000	Mclaren Finance, PLC* 5.750%, 08/01/22	188,979

155,000	Meritage Homes Corp. 6.000%, 06/01/25	169,399

50,000	Michaels Stores, Inc.* 8.000%, 07/15/27	48,500

160,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	165,089

	Rite Aid Corp.

275,000	7.700%, 02/15/27	172,708

85,000	6.125%, 04/01/23*	71,870

100,000	Salem Media Group, Inc.* 6.750%, 06/01/24	88,452

70,000	Sally Holdings, LLC / Sally Capital, Inc. 5.625%, 12/01/25	69,388

50,000	Service Corp. International 5.125%, 06/01/29	52,808

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	130,696

125,000	4.625%, 07/15/24	128,742

150,000	Sotheby’s* 4.875%, 12/15/25	155,475

155,000	Staples, Inc.* 7.500%, 04/15/26	158,731

140,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	144,852

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	77,798

125,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	130,893

47,488	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	50,078

		5,734,011

	Consumer Staples (4.0%)

	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC

125,000	5.750%, 03/15/25	127,952

75,000	7.500%, 03/15/26*^	82,663

75,000	Dean Foods Company* 6.500%, 03/15/23	42,384

85,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	88,813

120,000	Fresh Market, Inc.* 9.750%, 05/01/23	75,812

	JBS USA LUX, SA / JBS USA Finance, Inc.*

270,000	5.875%, 07/15/24	277,756

205,000	6.750%, 02/15/28	221,809

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

100,000	5.500%, 01/15/30	99,978

42,000	6.500%, 04/15/29	45,160

	New Albertson’s, Inc.

90,000	7.750%, 06/15/26	90,447

77,000	8.000%, 05/01/31	78,480

PRINCIPAL AMOUNT		VALUE

15,000	7.450%, 08/01/29	$14,918

	Pilgrim’s Pride Corp.*

145,000	5.875%, 09/30/27	152,583

60,000	5.750%, 03/15/25	62,112

	Post Holdings, Inc.*

110,000	5.750%, 03/01/27	114,451

35,000	5.500%, 12/15/29	35,476

30,000	5.625%, 01/15/28	30,997

	Simmons Foods, Inc.*

104,000	7.750%, 01/15/24	112,234

65,000	5.750%, 11/01/24^	59,724

		1,813,749

	Energy (9.4%)

85,000	Apergy Corp. 6.375%, 05/01/26	86,639

145,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	134,310

82,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	61,795

	Buckeye Partners, LP

50,000	5.850%, 11/15/43	43,990

50,000	3.950%, 12/01/26	44,612

145,000	Calfrac Holdings, LP* 8.500%, 06/15/26	97,105

155,000	California Resources Corp.*^ 8.000%, 12/15/22	108,667

160,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	157,196

145,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	84,315

110,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	116,689

	Chesapeake Energy Corp.^

120,000	7.000%, 10/01/24	99,385

85,000	8.000%, 01/15/25	72,072

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	117,796

	Denbury Resources, Inc.

129,000	7.750%, 02/15/24*	94,964

80,000	9.250%, 03/31/22*	70,673

33,000	5.500%, 05/01/22	17,326

75,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	71,524

220,000	Energy Transfer Operating, LP‡ 5.271%, 11/01/66 3 mo. USD LIBOR + 3.02%	166,116

55,000	Enterprise Products Operating, LLC‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	52,751

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

100,000	9.375%, 05/01/24	21,140

75,000	7.750%, 05/15/26	67,352

	Genesis Energy, LP / Genesis Energy Finance Corp.

150,000	6.500%, 10/01/25	149,989

150,000	6.250%, 05/15/26	148,051

	Gulfport Energy Corp.

130,000	6.375%, 05/15/25	99,956

100,000	6.000%, 10/15/24^	77,095

See accompanying Notes to Schedule of Investments

2

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

183,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	$172,420

135,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	137,038

180,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	148,456

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	39,186

45,000	10.500%, 05/15/27	40,204

45,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	44,018

15,074	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	15,469

65,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	61,679

150,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	149,773

75,000	Parkland Fuel Corp.* 5.875%, 07/15/27	77,432

45,000	PDC Energy, Inc. 5.750%, 05/15/26	43,528

125,000	PGS, ASA* 7.375%, 12/15/20	121,004

100,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	96,530

55,000	QEP Resources, Inc.^ 5.625%, 03/01/26	47,286

126,000	SESI, LLC 7.750%, 09/15/24	75,565

60,000	SM Energy Company 6.750%, 09/15/26	54,169

75,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.* 6.500%, 07/15/27	81,857

30,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	29,222

25,515	Transocean Pontus, Ltd.* 6.125%, 08/01/25	26,420

145,000	Transocean, Inc.* 7.500%, 01/15/26	136,317

150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	88,688

140,000	W&T Offshore, Inc.* 9.750%, 11/01/23	135,222

165,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	79,877

95,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	89,703

		4,252,571

	Financials (12.8%)

295,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	270,996

PRINCIPAL AMOUNT		VALUE

270,000	Ally Financial, Inc. 8.000%, 11/01/31	$361,492

145,000	Amwins Group, Inc.* 7.750%, 07/01/26	151,554

275,000	Ardonagh Midco 3, PLC*^ 8.625%, 07/15/23	258,181

315,000	AssuredPartners, Inc.* 7.000%, 08/15/25	316,630

70,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	74,327

125,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	129,983

45,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	45,500

65,000	CNO Financial Group, Inc. 5.250%, 05/30/29	70,462

130,000	Credit Acceptance Corp.* 6.625%, 03/15/26	140,487

90,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	94,116

125,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	124,316

130,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	133,532

50,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 5.250%, 07/15/24	52,190

135,000	HUB International, Ltd.* 7.000%, 05/01/26	137,530

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

91,000	6.750%, 02/01/24	95,123

63,000	6.250%, 05/15/26*	64,937

160,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	118,480

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	232,565

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

275,000	7.250%, 08/15/24	271,774

200,000	6.250%, 06/03/26	203,195

140,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	143,910

150,000	Level 3 Financing, Inc. 5.375%, 05/01/25	155,356

125,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	132,086

230,000	LPL Holdings, Inc.* 5.750%, 09/15/25	239,474

260,000	MetLife, Inc. 6.400%, 12/15/66	301,302

285,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	284,853

225,000	Navient Corp. 6.750%, 06/25/25	235,599

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

190,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	$184,055

125,000	Radian Group, Inc. 4.875%, 03/15/27	125,771

	Springleaf Finance Corp.

185,000	6.875%, 03/15/25	207,139

140,000	7.125%, 03/15/26	157,324

25,000	6.625%, 01/15/28	27,175

150,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	152,429

120,000	Tronox Finance, PLC* 5.750%, 10/01/25	113,100

		5,806,943

	Health Care (9.0%)

180,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	186,292

	Bausch Health Americas, Inc.*

295,000	8.500%, 01/31/27	325,636

135,000	9.250%, 04/01/26	151,426

	Bausch Health Cos., Inc.*

300,000	9.000%, 12/15/25	335,616

25,000	5.750%, 08/15/27^	26,411

	CHS/Community Health Systems, Inc.

388,000	8.125%, 06/30/24*^	297,961

75,000	6.250%, 03/31/23	71,995

60,000	8.000%, 03/15/26*	57,867

40,000	6.875%, 02/01/22	27,463

265,000	DaVita, Inc. 5.125%, 07/15/24	266,362

275,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	177,378

130,000	HCA, Inc. 7.500%, 11/06/33	151,590

200,000	Horizon Pharma USA, Inc.* 8.750%, 11/01/24	215,826

240,000	Magellan Health, Inc. 4.900%, 09/22/24	240,437

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	50,766

80,000	Par Pharmaceutical, Inc.* 7.500%, 04/01/27	72,412

60,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	49,519

	Tenet Healthcare Corp.

170,000	6.250%, 02/01/27*^	176,117

140,000	4.625%, 07/15/24	142,826

50,000	6.875%, 11/15/31	44,196

	Teva Pharmaceutical Finance Netherlands III, BV^

600,000	6.000%, 04/15/24	556,938

255,000	2.800%, 07/21/23	222,314

240,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	220,512

		4,067,860

	Industrials (11.5%)

200,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	206,105

	Allison Transmission, Inc.*

175,000	4.750%, 10/01/27	175,595

25,000	5.875%, 06/01/29	26,597

PRINCIPAL AMOUNT		VALUE

50,000	American Airlines Group, Inc.* 5.000%, 06/01/22	$51,568

115,000	Arconic, Inc.^ 5.125%, 10/01/24	121,890

218,287	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	225,476

50,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	53,731

150,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	148,932

220,000	Bombardier, Inc.*^ 7.500%, 03/15/25	224,324

25,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	25,724

	Covanta Holding Corp.

160,000	5.875%, 03/01/24	164,438

45,000	5.875%, 07/01/25	47,104

155,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	136,965

200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	205,394

257,000	Garda World Security Corp.* 7.250%, 11/15/21	258,448

	Golden Nugget, Inc.*

135,000	6.750%, 10/15/24	139,328

130,000	8.750%, 10/01/25	137,207

60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	62,644

155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	165,438

255,000	H&E Equipment Services, Inc. 5.625%, 09/01/25	262,396

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	125,407

	Hertz Corp.

132,000	7.625%, 06/01/22*	137,196

75,000	7.375%, 01/15/21	75,069

50,000	7.125%, 08/01/26*	51,077

150,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	147,746

80,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	76,743

205,000	Meritor, Inc. 6.250%, 02/15/24	211,402

210,000	Navistar International Corp.* 6.625%, 11/01/25	216,405

	Park Aerospace Holdings, Ltd.*

90,000	4.500%, 03/15/23	93,487

65,000	5.500%, 02/15/24	70,215

225,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	224,568

60,000	Scientific Games International, Inc.* 8.250%, 03/15/26	64,346

30,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	31,833

105,000	Tennant Company 5.625%, 05/01/25	109,121

	TransDigm, Inc.*

195,000	7.500%, 03/15/27	205,905

125,000	6.250%, 03/15/26	131,406

	United Rentals North America, Inc.

125,000	5.875%, 09/15/26	133,246

See accompanying Notes to Schedule of Investments

4

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

55,000	6.500%, 12/15/26	$59,659

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	77,260

115,000	XPO Logistics, Inc.* 6.750%, 08/15/24	122,872

		5,204,267

	Information Technology (1.2%)

50,000	CDK Global, Inc.* 5.250%, 05/15/29	51,978

130,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	118,660

150,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	127,500

75,000	MTS Systems Corp.* 5.750%, 08/15/27	77,186

170,000	VFH Parent, LLC* 6.750%, 06/15/22	175,813

		551,137

	Materials (3.3%)

103,000	AK Steel Corp.^ 6.375%, 10/15/25	87,767

145,000	ArcelorMittal, SA 7.000%, 10/15/39	173,576

335,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	346,507

55,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	56,994

200,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	200,322

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	90,017

25,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	26,246

140,000	New Gold, Inc.*^ 6.375%, 05/15/25	121,617

25,000	Norbord, Inc.* 5.750%, 07/15/27	25,304

275,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	287,588

70,000	United States Steel Corp.^ 6.875%, 08/15/25	68,291

		1,484,229

	Real Estate (0.5%)

130,000	CBL & Associates, LP^ 5.250%, 12/01/23	95,067

125,000	Forestar Group, Inc.* 8.000%, 04/15/24	133,639

		228,706

	Utilities (1.3%)

25,000	NextEra Energy Operating Partners, LP* 4.250%, 07/15/24	25,388

85,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	90,159

265,000	PPL Capital Funding, Inc.‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	240,839

PRINCIPAL AMOUNT		VALUE

	Talen Energy Supply, LLC*

55,000	10.500%, 01/15/26	$51,610

25,000	7.250%, 05/15/27	24,746

150,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	152,357

		585,099

	TOTAL CORPORATE BONDS (Cost $37,026,624)	36,089,023

CONVERTIBLE BONDS (1.2%)

	Consumer Discretionary (0.8%)

110,000	DISH Network Corp. 2.375%, 03/15/24	98,136

	Liberty Interactive, LLC

253,187	4.000%, 11/15/29	179,461

165,000	3.750%, 02/15/30	117,360

		394,957

	Energy (0.1%)

47,000	Denbury Resources, Inc.* 6.375%, 12/31/24	28,911

	Financials (0.3%)

125,000	Prospect Capital Corp. 4.950%, 07/15/22	128,244

	TOTAL CONVERTIBLE BONDS (Cost $581,885)	552,112

BANK LOANS (10.2%)

	Communication Services (2.2%)

93,550	Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	94,349

125,000	iHeartCommunications, Inc.‡ 6.579%, 05/01/26 3 mo. LIBOR + 4.00%	126,094

193,900	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	196,648

125,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	126,531

191,701	New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	191,581

114,088	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	114,177

130,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%	131,733

		981,113

	Consumer Discretionary (1.5%)

361,995	PetSmart, Inc.! 0.000%, 03/11/22	356,011

68,303	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	67,933

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

267,760	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 3 mo. LIBOR + 4.75%	$266,255

		690,199

	Energy (0.5%)

100,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	98,719

118,500	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	113,523

		212,242

	Financials (1.4%)

54,255	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	54,096

271,563	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	274,108

89,091	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	88,757

198,000	HUB International, Ltd.‡ 5.267%, 04/25/25 3 mo. LIBOR + 3.00%	196,241

		613,202

	Health Care (2.9%)

272,186	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	253,084

249,480	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	250,666

112,903	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	113,679

257,861	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	220,723

268,125	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	260,921

270,844	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	238,116

		1,337,189

	Industrials (1.2%)

124,682	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	125,072

200,000	Berry Global, Inc.‡ 4.902%, 07/01/26 3 mo. LIBOR + 2.50%	200,094

95,000	Dun & Bradstreet Corp.‡ 7.241%, 02/08/26 1 mo. LIBOR + 5.00%	95,742

PRINCIPAL AMOUNT		VALUE

124,684	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	$125,230

		546,138

	Information Technology (0.5%)

248,750	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	239,760

	TOTAL BANK LOANS (Cost $4,692,872)	4,619,843

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.9%)

	Energy (0.9%)

	NuStar Energy, LP‡

12,850	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	274,347

5,717	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	137,837

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $474,892)	412,184

COMMON STOCKS (1.6%)

	Communication Services (0.1%)

1,527	Cumulus Media, Inc. - Class A#	23,073

	Energy (1.5%)

215	Chevron Corp.	26,469

6,100	Energy Transfer, LP	87,718

4,645	Enterprise Products Partners, LP	139,861

1,525	GasLog, Ltd.	21,716

1,840	Magellan Midstream Partners, LP	121,698

790	Schlumberger, Ltd.	31,576

2,675	Targa Resources Corp.	104,084

4,769	Tidewater, Inc.#	109,639

5,504	Transocean, Ltd.^#	33,464

965	Williams Companies, Inc.	23,778

		700,003

	TOTAL COMMON STOCKS (Cost $754,275)	723,076

SHORT TERM INVESTMENTS (7.3%)

1,662,053	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	1,662,551

1,661,672	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	1,661,672

	TOTAL SHORT TERM INVESTMENTS (Cost $3,324,253)	3,324,223

See accompanying Notes to Schedule of Investments

6

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.3%)

4,213,888	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,213,888)	$4,213,888

TOTAL INVESTMENTS (110.1%) (Cost $51,068,689)		49,934,349

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.3%)		(4,213,888)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(373,936)

NET ASSETS (100.0%)		$45,346,525

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (66.4%)

	Airlines (0.6%)

248,308	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$255,221

359,999	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	376,163

195,918	American Airlines Pass Through Trust Series 2013-2, Class B* 5.600%, 01/15/22	199,777

494,578	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	524,359

		1,355,520

	Communication Services (3.0%)

500,000	Activision Blizzard, Inc. 2.300%, 09/15/21	498,048

	AT&T, Inc.

250,000	2.800%, 02/17/21	251,541

225,000	2.450%, 06/30/20	225,056

200,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	209,512

500,000	Comcast Corp. 3.300%, 10/01/20	506,057

390,000	Crown Castle Towers, LLC* 3.222%, 05/15/42	393,319

500,000	Electronic Arts, Inc. 3.700%, 03/01/21	509,460

500,000	Fox Corp.* 3.666%, 01/25/22	515,640

500,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	538,180

500,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	505,285

	Netflix, Inc.

250,000	5.500%, 02/15/22	265,520

250,000	5.375%, 02/01/21	258,883

250,000	Qwest Corp. 6.750%, 12/01/21	269,008

364,000	SBA Communications Corp. 4.000%, 10/01/22	369,496

281,250	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 3.360%, 03/20/23	282,701

250,000	T-Mobile USA, Inc.^ 4.000%, 04/15/22	255,274

750,000	Verizon Communications, Inc. 3.125%, 03/16/22	767,032

		6,620,012

	Consumer Discretionary (9.8%)

	American Honda Finance Corp.

500,000	2.200%, 06/27/22	499,323

250,000	3.150%, 01/08/21	253,061

250,000	2.000%, 02/14/20	249,616

PRINCIPAL AMOUNT		VALUE

	BMW US Capital, LLC*

250,000	3.100%, 04/12/21^	$252,886

250,000	2.950%, 04/14/22	253,288

250,000	2.000%, 04/11/21	248,316

500,000	Cablevision Systems Corp. 8.000%, 04/15/20	517,697

	Cargill, Inc.*

500,000	3.250%, 11/15/21	509,157

250,000	3.050%, 04/19/21	252,790

159,532	Continental Airlines Pass Through Trust Series 2012-2, Class B 5.500%, 04/29/22	163,920

	D.R. Horton, Inc.

250,000	4.000%, 02/15/20	251,614

250,000	2.550%, 12/01/20	250,206

	Daimler Finance North America, LLC*

500,000	3.000%, 02/22/21	504,158

250,000	3.400%, 02/22/22	255,008

327,177	Delta Air Lines Pass Through Trust Series 2007-1, Class A 6.821%, 02/10/24	359,022

272,622	Delta Air Lines Pass Through Trust Series 2007-1, Class B 8.021%, 02/10/24	300,191

292,548	Delta Air Lines Pass Through Trust Series 2012-1, Class A 4.750%, 11/07/21	297,084

752,000	Expedia Group, Inc. 5.950%, 08/15/20	778,534

	Ford Motor Credit Company, LLC

250,000	3.350%, 11/01/22	249,946

250,000	3.200%, 01/15/21	250,929

250,000	2.343%, 11/02/20	249,085

	General Motors Financial Company, Inc.

400,000	3.200%, 07/06/21	403,150

250,000	3.200%, 07/13/20	251,409

100,000	3.150%, 01/15/20	100,187

500,000	GLP Capital, LP / GLP Financing II, Inc. 4.875%, 11/01/20	509,660

505,000	goeasy, Ltd.* 7.875%, 11/01/22	529,028

500,000	Harley-Davidson Financial Services, Inc.* 3.550%, 05/21/21	506,203

750,000	Hasbro, Inc. 3.150%, 05/15/21	757,882

250,000	Home Depot, Inc. 3.250%, 03/01/22	257,649

250,000	International Game Technology, PLC* 6.250%, 02/15/22	263,905

	Lennar Corp.

250,000	6.250%, 12/15/21	264,830

250,000	4.500%, 11/15/19	250,594

500,000	M/I Homes, Inc. 6.750%, 01/15/21	508,477

	Marriott International, Inc.‡

500,000	3.103%, 03/08/21	502,500

250,000	3.120%, 12/01/20 3 mo. USD LIBOR + .60%	250,868

500,000	Mattel, Inc.^ 2.350%, 08/15/21	491,318

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

432,000	McDonald’s Corp.^ 3.500%, 07/15/20	$437,188

500,000	Meritage Homes Corp. 7.150%, 04/15/20	516,497

500,000	Newell Brands, Inc. 3.850%, 04/01/23	506,882

750,000	Nissan Motor Acceptance Corp.* 2.150%, 07/13/20	747,262

500,000	Nordstrom, Inc. 4.750%, 05/01/20	507,957

500,000	Panasonic Corp.* 2.536%, 07/19/22	500,303

500,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	502,863

500,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 3.650%, 07/29/21	509,922

500,000	Service Corp. International 8.000%, 11/15/21	550,370

750,000	Sirius XM Radio, Inc.*^ 3.875%, 08/01/22	758,959

500,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	517,330

	Toll Brothers Finance Corp.

380,000	6.750%, 11/01/19	384,342

355,000	5.875%, 02/15/22	376,261

500,000	Toyota Motor Corp. 2.157%, 07/02/22	499,203

	Toyota Motor Credit Corp.

250,000	2.950%, 04/13/21	253,230

250,000	2.650%, 04/12/22	252,895

553,789	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	583,998

		21,198,953

	Consumer Staples (2.2%)

500,000	Altria Group, Inc.^ 3.490%, 02/14/22	511,072

250,000	Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	251,411

500,000	Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	503,320

250,000	Archer-Daniels-Midland Company 3.375%, 03/15/22	257,181

100,000	Conagra Brands, Inc.^‡ 2.811%, 10/09/20 3 mo. USD LIBOR + ..50%	99,908

	Constellation Brands, Inc.

250,000	2.250%, 11/06/20^	249,254

250,000	2.000%, 11/07/19	249,598

	General Mills, Inc.

516,000	3.200%, 04/16/21	522,961

250,000	2.200%, 10/21/19	249,894

250,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	263,950

500,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	495,117

	Unilever Capital Corp.

350,000	4.250%, 02/10/21	360,720

150,000	3.000%, 03/07/22	153,061

PRINCIPAL AMOUNT		VALUE

685,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	$692,693

		4,860,140

	Energy (3.0%)

558,000	Buckeye Partners, LP 4.875%, 02/01/21	568,443

300,000	CenterPoint Energy Houston Electric, LLC 1.850%, 06/01/21	297,753

225,000	Chevron Corp. 2.100%, 05/16/21	224,953

456,000	Continental Resources, Inc. 5.000%, 09/15/22	460,446

500,000	DCP Midstream Operating, LP* 4.750%, 09/30/21	514,340

	Enterprise Products Operating, LLC

250,000	3.500%, 02/01/22	256,856

250,000	2.550%, 10/15/19	249,990

125,000	2.850%, 04/15/21	125,824

500,000	Halliburton Company 3.250%, 11/15/21	509,023

225,000	Magellan Midstream Partners, LP 4.250%, 02/01/21	230,502

750,000	Midwest Connector Capital Company, LLC* 3.625%, 04/01/22	765,821

500,000	Phillips 66 4.300%, 04/01/22	526,295

500,000	Saudi Arabian Oil Company*^ 2.750%, 04/16/22	504,103

750,000	Schlumberger Holdings Corp.* 3.000%, 12/21/20	756,127

500,000	TransCanada PipeLines, Ltd. 3.800%, 10/01/20	507,563

		6,498,039

	Financials (26.7%)

150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 12/16/21	155,462

355,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, 10/30/20	363,756

250,000	AIG Global Funding* 2.300%, 07/01/22	249,151

	Ally Financial, Inc.

250,000	4.250%, 04/15/21	254,769

250,000	4.125%, 03/30/20	252,085

	American Express Company

250,000	3.700%, 11/05/21	257,520

250,000	3.000%, 02/22/21	252,561

250,000	2.750%, 05/20/22	252,378

250,000	American Express Credit Corp. 2.375%, 05/26/20	250,126

	American International Group, Inc.

500,000	3.300%, 03/01/21	506,590

250,000	4.875%, 06/01/22	266,861

1,051,000	Ameriprise Financial, Inc. 3.000%, 03/22/22	1,067,669

350,000	AON Corp. 5.000%, 09/30/20	360,260

500,000	Ares Capital Corp. 3.875%, 01/15/20	502,120

See accompanying Notes to Schedule of Investments

2

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	Aviation Capital Group, LLC*^ 2.875%, 01/20/22	$754,031

608,000	AXIS Specialty Finance, LLC 5.875%, 06/01/20	625,152

500,000	Bank of America Corp.‡ 2.369%, 07/21/21 3 mo. USD LIBOR + ..66%	499,360

	Bank of Montreal

500,000	2.900%, 03/26/22	507,135

250,000	3.100%, 04/13/21	253,658

250,000	2.100%, 06/15/20	249,724

250,000	Bank of New York Mellon Corp. 2.450%, 11/27/20	250,630

	Bank of Nova Scotia

500,000	2.500%, 01/08/21^	501,700

500,000	2.375%, 01/18/23	499,993

	BB&T Corp.

500,000	3.200%, 09/03/21	508,180

250,000	3.050%, 06/20/22	254,693

500,000	Blackstone Holdings Finance Company, LLC* 5.875%, 03/15/21	526,240

	BP Capital Markets, PLC

400,000	3.561%, 11/01/21	411,038

100,000	2.315%, 02/13/20	100,009

500,000	Capital One Financial Corp. 3.450%, 04/30/21	507,537

	Caterpillar Financial Services Corp.

400,000	3.350%, 12/07/20	405,774

250,000	2.950%, 02/26/22	254,820

250,000	2.650%, 05/17/21	251,875

100,000	2.100%, 01/10/20^	99,942

250,000	Charles Schwab Corp. 3.250%, 05/21/21	254,271

500,000	Chubb INA Holdings, Inc. 2.300%, 11/03/20	500,308

500,000	CIT Group, Inc. 4.125%, 03/09/21	510,165

500,000	Citibank, N.A.‡ 3.165%, 02/19/22	505,510

250,000	Citigroup, Inc. 2.400%, 02/18/20	250,465

250,000	Citizens Bank, N.A. 3.250%, 02/14/22	254,445

500,000	Comerica Bank 2.500%, 06/02/20	500,768

500,000	Discover Bank 3.100%, 06/04/20	502,312

750,000	Duke Realty, LP 3.875%, 02/15/21	764,737

500,000	ERP Operating, LP 4.625%, 12/15/21	524,270

500,000	Essex Portfolio, LP^ 3.625%, 08/15/22	514,547

	European Investment Bank

1,500,000	2.000%, 03/15/21	1,500,547

1,000,000	1.625%, 12/15/20	994,705

1,000,000	1.625%, 06/15/21	994,285

500,000	Fifth Third Bank 2.875%, 10/01/21	504,810

750,000	Franklin Resources, Inc.^ 2.800%, 09/15/22	760,830

	Goldman Sachs Group, Inc.

500,000	3.000%, 04/26/22	504,215

225,000	2.625%, 04/25/21	225,629

PRINCIPAL AMOUNT		VALUE

500,000	Huntington Bancshares, Inc. 2.625%, 08/06/24	$499,450

	Hyundai Capital America*

250,000	3.950%, 02/01/22	255,926

250,000	3.000%, 06/20/22^	250,721

250,000	2.600%, 03/19/20	249,789

	Inter-American Development Bank

1,500,000	2.125%, 11/09/20	1,501,387

1,000,000	2.480%, 03/15/22‡ 3 mo. USD LIBOR + .03	999,880

1,000,000	1.750%, 04/14/22	996,415

	International Bank for Reconstruction & Development

1,500,000	1.375%, 05/24/21	1,484,595

1,000,000	2.125%, 11/01/20	1,000,960

1,000,000	1.625%, 02/10/22	993,685

100,000	International Lease Finance Corp. 4.625%, 04/15/21	103,191

500,000	Jackson National Life Global Funding* 3.300%, 06/11/21	508,260

250,000	JPMorgan Chase & Company^ 2.250%, 01/23/20	249,954

500,000	JPMorgan Chase Bank, N.A.‡ 2.604%, 02/01/21	500,505

500,000	KeyCorp 2.900%, 09/15/20	502,985

	Kreditanstalt fuer Wiederaufbau

2,000,000	2.500%, 02/15/22	2,030,230

1,500,000	1.500%, 04/20/20	1,493,085

1,000,000	1.875%, 12/15/20	998,000

650,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24	680,335

100,000	Markel Corp. 5.350%, 06/01/21	104,915

	Marsh & McLennan Companies, Inc.

250,000	4.800%, 07/15/21	259,741

250,000	2.350%, 03/06/20	249,894

750,000	MassMutual Global Funding II* 2.250%, 07/01/22	747,945

	Metropolitan Life Global Funding I*

500,000	3.375%, 01/11/22	512,270

500,000	2.400%, 06/17/22	500,908

750,000	Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/22	763,432

750,000	Mizuho Financial Group, Inc.‡ 2.721%, 07/16/23 3 mo. USD LIBOR + .84	753,049

390,000	Morgan Stanley 2.650%, 01/27/20	390,462

500,000	NatWest Markets, PLC* 3.625%, 09/29/22	508,137

	New York Life Global Funding*

500,000	2.950%, 01/28/21	505,145

250,000	2.250%, 07/12/22	249,799

500,000	PACCAR Financial Corp. 2.850%, 03/01/22	507,302

500,000	PNC Bank, N.A. 2.500%, 01/22/21	501,420

250,000	PNC Bank, N.A.‡ 2.232%, 07/22/22 3 mo. USD LIBOR + .44	249,774

250,000	Progressive Corp. 3.750%, 08/23/21	257,954

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Prudential Financial, Inc.

250,000	4.500%, 11/16/21	$262,373

250,000	2.350%, 08/15/19	249,991

1,000,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	1,036,260

500,000	Royal Bank of Canada 2.500%, 01/19/21	501,757

250,000	Royal Bank Of Canada 2.800%, 04/29/22	252,954

750,000	Santander Holdings USA, Inc. 3.700%, 03/28/22	766,612

	SBA Tower Trust*

500,000	3.168%, 04/09/47	504,175

260,000	3.156%, 10/10/45	260,230

500,000	Shell International Finance, BV 1.875%, 05/10/21	497,383

500,000	Silversea Cruise Finance, Ltd.* 7.250%, 02/01/25	536,580

750,000	Skandinaviska Enskilda Banken, AB*^ 3.050%, 03/25/22	760,770

250,000	Starwood Property Trust, Inc. 3.625%, 02/01/21	251,393

250,000	SunTrust Bank 2.800%, 05/17/22	252,795

500,000	SunTrust Banks, Inc. 2.900%, 03/03/21	503,530

500,000	Synchrony Financial 2.850%, 07/25/22	500,455

500,000	TD Ameritrade Holding Corp. 2.950%, 04/01/22	508,105

	Toronto-Dominion Bank

350,000	2.550%, 01/25/21	351,755

150,000	3.150%, 09/17/20	151,651

500,000	Travelers Companies, Inc. 3.900%, 11/01/20	509,920

250,000	US Bancorp 2.350%, 01/29/21	250,434

250,000	US Bank, N.A.^ 3.450%, 11/16/21	256,424

	USAA Capital Corp.*

510,000	2.000%, 06/01/21^	508,085

450,000	2.450%, 08/01/20	451,024

250,000	2.625%, 06/01/21	251,601

500,000	Ventas Realty, LP 3.125%, 06/15/23	509,047

100,000	Weingarten Realty Investors 3.375%, 10/15/22	101,719

250,000	Wells Fargo & Company 2.500%, 03/04/21	250,419

750,000	Wells Fargo Bank, N.A.‡ 2.897%, 05/27/22 3 mo. USD LIBOR + .61	756,439

500,000	Zions Bancorporation, N.A. 3.350%, 03/04/22	507,590

		57,882,589

	Health Care (4.7%)

	AbbVie, Inc.

250,000	3.375%, 11/14/21	255,209

250,000	2.500%, 05/14/20	250,175

	Amgen, Inc.

250,000	2.125%, 05/01/20	249,504

250,000	1.850%, 08/19/21	247,426

PRINCIPAL AMOUNT		VALUE

250,000	Anthem, Inc. 2.250%, 08/15/19	$249,983

	AstraZeneca, PLC

500,000	2.375%, 11/16/20	500,133

250,000	2.375%, 06/12/22	250,660

250,000	Baxter International, Inc. 1.700%, 08/15/21	246,478

	Celgene Corp.

500,000	2.875%, 08/15/20	502,125

250,000	3.550%, 08/15/22	258,345

	Centene Corp.

500,000	4.750%, 05/15/22	507,155

250,000	5.625%, 02/15/21	254,041

500,000	Coventry Health Care, Inc. 5.450%, 06/15/21	522,622

500,000	CVS Health Corp. 3.125%, 03/09/20	502,337

250,000	Elanco Animal Health, Inc. 3.912%, 08/27/21	255,715

	Gilead Sciences, Inc.

500,000	3.250%, 09/01/22	512,690

250,000	2.550%, 09/01/20	250,721

250,000	2.350%, 02/01/20	249,819

	GlaxoSmithKline Capital, PLC

500,000	2.850%, 05/08/22^	507,522

100,000	2.878%, 05/14/21‡ 3 mo. USD LIBOR + .35%	100,273

500,000	Horizon Pharma USA, Inc.* 8.750%, 11/01/24	539,565

250,000	McKesson Corp. 3.650%, 11/30/20	253,913

500,000	Takeda Pharmaceutical Company, Ltd.* 3.800%, 11/26/20	508,485

950,000	Teva Pharmaceutical Finance Netherlands III, BV 2.200%, 07/21/21	893,959

500,000	Thermo Fisher Scientific, Inc. 4.500%, 03/01/21	516,402

	UnitedHealth Group, Inc.

100,000	2.670%, 06/15/21‡ 3 mo. USD LIBOR + .26%	99,972

100,000	2.300%, 12/15/19	100,000

	Zoetis, Inc.

254,000	3.450%, 11/13/20	257,072

250,000	3.250%, 08/20/21	253,631

		10,095,932

	Industrials (5.8%)

200,000	3M Company^ 3.000%, 09/14/21	203,280

	Air Lease Corp.

520,000	3.500%, 01/15/22^	532,672

200,000	3.375%, 06/01/21	202,622

100,000	2.125%, 01/15/20	99,818

500,000	Arconic, Inc. 6.150%, 08/15/20	517,235

500,000	Avolon Holdings Funding, Ltd.*^ 3.625%, 05/01/22	506,987

	Boeing Company

500,000	2.700%, 05/01/22	504,792

250,000	2.300%, 08/01/21	249,923

500,000	CSX Corp. 3.700%, 10/30/20	507,122

250,000	FedEx Corp. 3.400%, 01/14/22	256,325

See accompanying Notes to Schedule of Investments

4

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	GATX Corp.‡ 3.285%, 11/05/21 3 mo. USD LIBOR + .72%	$100,026

100,000	General Dynamics Corp.‡ 2.915%, 05/11/21 3 mo. USD LIBOR + ..38%	100,457

500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	533,672

140,396	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	143,914

103,000	Hertz Corp.* 7.625%, 06/01/22	107,054

500,000	Honeywell International, Inc. 2.150%, 08/08/22	499,700

	John Deere Capital Corp.

500,000	3.200%, 01/10/22^	511,440

250,000	2.950%, 04/01/22	254,558

100,000	2.050%, 03/10/20	99,891

500,000	Meritor, Inc. 6.250%, 02/15/24	515,615

500,000	Norfolk Southern Corp. 3.250%, 12/01/21	508,320

	Park Aerospace Holdings, Ltd.*

250,000	5.250%, 08/15/22	264,378

250,000	3.625%, 03/15/21	252,218

250,000	QVC, Inc. 5.125%, 07/02/22	262,053

500,000	Ryder System, Inc. 2.875%, 06/01/22	504,738

	Siemens Financieringsmaatschappij, NV*

500,000	1.700%, 09/15/21	494,493

250,000	2.150%, 05/27/20	249,826

1,000,000	SMBC Aviation Capital Finance DAC* 4.125%, 07/15/23	1,046,615

500,000	Southwest Airlines Company 2.650%, 11/05/20	501,990

500,000	Union Pacific Corp. 2.950%, 03/01/22	508,057

508,000	United Rentals North America, Inc. 4.625%, 07/15/23	520,746

500,000	United Technologies Corp. 3.350%, 08/16/21	510,142

500,000	Volkswagen Group of America Finance, LLC* 3.875%, 11/13/20	508,550

		12,579,229

	Information Technology (3.1%)

500,000	Amphenol Corp. 3.125%, 09/15/21	506,617

434,000	Apple, Inc. 2.700%, 05/13/22	440,777

640,000	Autodesk, Inc. 3.125%, 06/15/20	642,778

500,000	Broadcom, Inc.* 3.125%, 04/15/21	503,023

500,000	Broadridge Financial Solutions, Inc. 3.950%, 09/01/20	508,102

250,000	Cisco Systems, Inc. 2.200%, 02/28/21	250,449

PRINCIPAL AMOUNT		VALUE

500,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	$510,935

	Hewlett Packard Enterprise Company

500,000	3.600%, 10/15/20	505,982

225,000	3.500%, 10/05/21	229,386

245,000	NetApp, Inc. 3.375%, 06/15/21	248,050

500,000	NVIDIA Corp.^ 2.200%, 09/16/21	498,635

310,000	Oracle Corp. 3.875%, 07/15/20	315,045

250,000	QUALCOMM, Inc. 2.250%, 05/20/20	250,098

120,000	Symantec Corp. 4.200%, 09/15/20	122,005

632,000	VFH Parent, LLC* 6.750%, 06/15/22	653,611

500,000	Visa, Inc. 2.150%, 09/15/22	500,518

		6,686,011

	Materials (0.9%)

485,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	511,355

75,000	ArcelorMittal, SA 5.125%, 06/01/20	76,438

500,000	DuPont de Nemours, Inc. 3.766%, 11/15/20	508,695

750,000	Georgia-Pacific, LLC* 5.400%, 11/01/20	777,757

100,000	Vulcan Materials Company‡ 3.170%, 03/01/21 3 mo. USD LIBOR + ..65%	100,151

		1,974,396

	Real Estate (2.5%)

	American Tower Corp.

500,000	2.800%, 06/01/20	501,205

159,000	3.450%, 09/15/21	162,031

500,000	AvalonBay Communities, Inc. 3.625%, 10/01/20	506,118

500,000	Boston Properties, LP 5.625%, 11/15/20	517,305

525,000	Equinix, Inc. 5.375%, 01/01/22	538,597

200,000	Federal Realty Investment Trust 2.550%, 01/15/21	200,400

	Kimco Realty Corp.

500,000	3.125%, 06/01/23	507,833

250,000	3.200%, 05/01/21	252,880

500,000	Public Storage 2.370%, 09/15/22	501,260

100,000	Realty Income Corp. 5.750%, 01/15/21	103,940

	Simon Property Group, LP

500,000	3.375%, 03/15/22	513,345

250,000	2.500%, 09/01/20	250,546

750,000	UDR, Inc. 4.625%, 01/10/22	782,576

		5,338,036

	Utilities (4.1%)

250,000	AES Corp. 4.000%, 03/15/21	254,798

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

510,000	American Electric Power Company, Inc. 3.650%, 12/01/21	$524,685

225,000	CenterPoint Energy, Inc. 3.600%, 11/01/21	230,365

100,000	Consolidated Edison Company of New York, Inc.‡ 2.749%, 06/25/21 3 mo. USD LIBOR + .40%	100,351

400,000	Consolidated Edison, Inc.^ 2.000%, 03/15/20	398,916

	Dominion Energy, Inc.

500,000	2.715%, 08/15/21***	501,038

250,000	2.579%, 07/01/20	250,275

500,000	DTE Energy Company 2.600%, 06/15/22	501,410

500,000	Duke Energy Carolinas, LLC^ 3.350%, 05/15/22	515,082

430,000	Entergy Arkansas, LLC 3.750%, 02/15/21	437,841

500,000	Exelon Corp. 2.850%, 06/15/20	501,735

250,000	Exelon Generation Company, LLC 2.950%, 01/15/20	250,403

250,000	Georgia Power Company 4.250%, 12/01/19	251,490

100,000	Nevada Power Company 2.750%, 04/15/20	100,305

500,000	NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	507,097

500,000	NGPL PipeCo, LLC* 4.375%, 08/15/22	520,237

500,000	NRG Energy, Inc.*^ 3.750%, 06/15/24	512,152

100,000	PPL Capital Funding, Inc.‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	90,883

	Sempra Energy

400,000	2.400%, 02/01/20	399,656

100,000	2.860%, 03/15/21^‡ 3 mo. USD LIBOR + .45%	99,815

500,000	Southern Company 2.350%, 07/01/21	498,775

	WEC Energy Group, Inc.

250,000	3.375%, 06/15/21	254,506

250,000	3.100%, 03/08/22^	254,266

250,000	Wisconsin Public Service Corp. 3.350%, 11/21/21	255,785

733,000	Xcel Energy, Inc. 2.600%, 03/15/22	738,212

		8,950,078

	TOTAL CORPORATE BONDS (Cost $142,405,039)	144,038,935

CONVERTIBLE BOND (0.2%)

	Financials (0.2%)

400,000	Prospect Capital Corp. 4.950%, 07/15/22 (Cost $395,415)	410,380

U.S. GOVERNMENT AND AGENCY SECURITIES (11.9%)

	United States Treasury Note

7,250,000	2.250%, 04/15/22	7,327,314

PRINCIPAL AMOUNT		VALUE

7,000,000	1.375%, 06/30/23	$6,880,508

6,000,000	2.125%, 05/15/22	6,046,875

3,500,000	2.000%, 10/31/22	3,518,047

2,000,000	2.000%, 05/31/24	2,016,250

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $25,522,128)	25,788,994

BANK LOANS (5.2%)

	Communication Services (1.1%)

745,586	Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	747,748

498,750	CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	501,451

536,776	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	537,195

498,724	Zayo Group, LLC / Zayo Capital, Inc. 4.234%, 01/19/21 1 mo. LIBOR + 2.00%	499,308

		2,285,702

	Consumer Discretionary (0.5%)

498,747	ESH Hospitality, Inc.! 0.000%, 08/30/23	500,031

500,000	MGM Resorts International‡ 4.234%, 12/21/23 1 mo. LIBOR + 2.25%	498,283

		998,314

	Financials (0.8%)

750,000	Level 3 Financing, Inc.‡ 4.484%, 02/22/24 1 mo. LIBOR + 2.25%	751,643

997,423	MGM Growth Properties Operating Partnership LP 4.234%, 03/21/25 1 mo. LIBOR + 2.00%	999,188

		1,750,831

	Health Care (0.6%)

477,882	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 3 mo. LIBOR + 2.75%	478,390

60,424	DaVita, Inc.‡ 5.130%, 06/24/21 1 mo. LIBOR + 2.75%	60,500

746,222	HCA, Inc.‡ 4.330%, 03/13/25 3 mo. LIBOR + 2.00%	749,225

		1,288,115

	Industrials (1.1%)

498,728	Albertsons, LLC 5.311%, 12/21/22 3 mo. LIBOR + 3.00%	500,456

875,000	Berry Global, Inc. 4.629%, 10/01/22 2 mo. LIBOR + 2.25%	875,796

See accompanying Notes to Schedule of Investments

6

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

498,734	Navistar International Corp. 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	$500,919

498,737	TransDigm, Inc.‡ 4.830%, 06/09/23 3 mo. LIBOR + 2.50%	497,004

		2,374,175

	Information Technology (0.6%)

746,154	CDW, LLC‡ 3.990%, 08/17/23 1 mo. LIBOR + 1.75%	750,060

624,822	SS&C Technologies, Inc. 4.485%, 07/08/22 1 mo. LIBOR + 2.25%	626,037

		1,376,097

	Information Technology (0.5%)

1,149,514	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	1,153,905

	TOTAL BANK LOANS (Cost $11,187,086)	11,227,139

ASSET BACKED SECURITIES (14.0%)

327,195	American Airlines Pass Through Trust Series 2013-1, Class B* 5.625%, 07/15/22	335,519

1,000,000	American Express Credit Account Master Trust Series 2019-1, Class A 2.870%, 10/15/24	1,019,381

500,000	American Tower Trust #1 Series 2013-2A* 3.070%, 03/15/48	501,742

250,000	Avis Budget Rental Car Funding AESOP, LLC Series 2015-2A, Class A 2.630%, 12/20/21	250,218

1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2017-1A, Class A 3.070%, 09/20/23	1,522,097

150,000	BA Credit Card Trust Series 2017- A1, Class A1 1.950%, 08/15/22	149,681

910,000	BMW Vehicle Lease Trust Series 2019-1, Class A4 2.920%, 08/22/22	919,973

150,000	Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.820%, 09/15/22	149,795

100,806	CarMax Auto Owner Trust Series 2018-3, Class A2A 2.880%, 10/15/21	101,004

250,000	Credit Acceptance Auto Loan Trust Series 2017-3A, Class A* 2.650%, 06/15/26	250,085

2,200,000	Credit Acceptance Auto Loan Trust Series 2019-1A, Class A* 3.330%, 02/15/28	2,238,021

189,800	Dell Equipment Finance Trust Series 2017-2, Class A3* 2.190%, 10/24/22	189,667

PRINCIPAL AMOUNT		VALUE

250,000	Dell Equipment Finance Trust Series 2018-1, Class A3* 3.180%, 06/22/23	$252,324

177,992	Dell Equipment Finance Trust Series 2018-2, Class A2* 3.160%, 02/22/21	178,779

1,000,000	Dell Equipment Finance Trust Series 2018-2, Class A3* 3.370%, 10/22/23	1,015,888

1,000,000	DT Auto Owner Trust Series 2019-3A, Class A* 2.550%, 08/15/22	1,000,109

385,629	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	387,009

1,000,000	Ford Credit Floorplan Master Owner Trust Series 2019-1, Class A 2.840%, 03/15/24	1,012,576

150,000	GE Capital Credit Card Master Note Trust Series 2012-7, Class A 1.760%, 09/15/22	149,885

150,000	GM Financial Consumer Automobile Receivables Series 2018-3, Class A3 3.020%, 05/16/23	152,006

969,716	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	975,612

150,000	Hertz Vehicle Financing II, LP Series 2015-1A, Class A* 2.730%, 03/25/21	150,152

500,000	Honda Auto Receivables Owner Trust Series 2018-4, Class A3 3.160%, 01/17/23	508,354

968,749	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	980,449

1,000,000	Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class A*‡ 2.906%, 05/28/24	1,004,920

1,200,000	NextGear Floorplan Master Owner Trust Series 2019-1A, Class A2* 3.210%, 02/15/24	1,221,547

112,740	OSCAR US Funding Trust V, LLC Series 2016-2A, Class A3* 2.730%, 12/15/20	112,758

1,500,000	OSCAR US Funding Trust VIII, LLC Series 2018-1A, Class A3* 3.230%, 05/10/22	1,512,117

1,000,000	OSCAR US Funding Trust X, LLC Series 2019-1A, Class A3* 3.180%, 05/10/23	1,014,000

2,000,000	Palmer Square Loan Funding, Ltd. Series 2019-3A, Class A1*‡ 0.000%, 08/20/27	2,000,000

148,635	SCF Equipment Leasing, LLC Series 2018-1A, Class A2* 3.630%, 10/20/24	149,058

1,969,498	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	1,985,505

1,714,327	SoFi Professional Loan Program LLC Series 2016-E, Class A2B* 2.490%, 01/25/36	1,715,061

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

381,918	SoFi Professional Loan Program LLC Series 2017-C, Class A2A* 1.750%, 07/25/40	$380,988

1,000,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,010,803

588,525	Verizon Owner Trust Series 2017- 1A, Class A* 2.060%, 09/20/21	587,772

500,000	Volvo Financial Equipment, LLC Series 2018-1A, Class A4* 2.760%, 10/17/22	503,759

1,525,000	Volvo Financial Equipment, LLC Series 2018-1A, Class B* 2.910%, 01/17/23	1,539,082

30,000	World Financial Network Credit Card Master Trust Series 2015-B, Class A 2.550%, 06/17/24	30,051

140,000	World Financial Network Credit Card Master Trust Series 2017-A, Class A 2.120%, 03/15/24	139,645

1,000,000	World Omni Auto Receivables Trust Series 2019- A, Class A2 3.020%, 04/15/22	1,004,649

	TOTAL ASSET BACKED SECURITIES (Cost $30,056,574)	30,302,041

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.5%)

144,256	Federal National Mortgage Association 2.761%, 04/01/21	145,085

16,403	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016- C29, Class A1 1.597%, 05/15/49	16,287

11,490	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A1 1.966%, 12/15/48	11,457

127,953	Morgan Stanley Capital I Trust, Series 2018-H3, Class A1 3.176%, 07/15/51	130,171

799,923	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A2 2.663%, 02/15/48	798,975

457,778	Wells Fargo Commercial Mortgage Trust Series 2015- LC20, Class A2 2.678%, 04/15/50	457,348

675,000	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class A2 3.118%, 01/15/60	685,285

534,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A4*‡ 4.902%, 06/15/44	554,935

246,633	WFRBS Commercial Mortgage Trust Series 2012-C10, Class ASB 2.453%, 12/15/45	246,840

PRINCIPAL AMOUNT		VALUE

274,709	WFRBS Commercial Mortgage Trust Series 2014-LC14, Class ASB 3.522%, 03/15/47	$281,486

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,303,733)	3,327,869

MUNICIPAL OBLIGATIONS (0.3%)

	Financials (0.0%)

95,000	Massachusetts Housing Finance Agency 2.313%, 12/01/19	94,923

	Industrials (0.1%)

100,000	Metropolitan Transportation Authority 5.269%, 11/15/20	103,571

	Other (0.2%)

260,000	City of Miami, Florida* 3.558%, 01/01/21	262,960

200,000	City of Ridgecrest, California 5.000%, 06/01/20	203,680

		466,640

	TOTAL MUNICIPAL OBLIGATIONS (Cost $660,250)	665,134

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.8%)

1,971,157	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	1,971,748

1,969,121	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	1,969,121

	TOTAL SHORT TERM INVESTMENTS (Cost $3,940,876)	3,940,869

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.7%)

5,996,963	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $5,996,963)	5,996,963

See accompanying Notes to Schedule of Investments

8

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (104.0%) (Cost $223,468,064)	$225,698,324

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%)	(5,996,963)

LIABILITIES, LESS OTHER ASSETS (-1.2%)	(2,757,025)

NET ASSETS (100.0%)	$216,944,336

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

***	The rate disclosed is the 7 day net yield as of July 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2019.

See accompanying Notes to Schedule of Investments

9

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund (formerly “Frontier Timpani Small Cap Growth Fund”), Timpani SMID Growth Fund (commenced operations on July 31, 2019), Growth Fund, Growth and Income Fund, Dividend Growth Fund, Opportunistic Value Fund, International Growth Fund , Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Global Growth and Income Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (commenced operations on September 19, 2018), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani Small Cap Growth Fund and Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, and International Growth Fund only.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2019, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2019 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$5,322,760,150	$1,461,543,918	$(1,240,517,368)	$221,026,550
Hedged Equity Fund	214,196,948	22,099,727	(11,249,726)	10,850,001
Phineus Long/Short Fund	104,697,943	68,149,941	(111,264,488)	(43,114,547)
Convertible Fund	746,257,321	84,522,318	(25,980,259)	58,542,059
Global Convertible Fund	136,075,734	9,335,488	(6,764,272)	2,571,216
Timpani Small Cap Growth Fund	62,936,451	24,087,730	(570,530)	23,517,200
Timpani SMID Growth Fund	9,951,233	2,668	(81,280)	(78,612)
Growth Fund	1,151,045,226	381,211,989	(11,037,174)	370,174,815
Growth and Income Fund	1,546,676,424	575,920,483	(43,820,170)	532,100,313
Dividend Growth Fund	12,717,880	5,287,574	(369,120)	4,918,454
Opportunistic Value Fund	39,964,531	6,329,935	(682,456)	5,647,479
International Growth Fund	173,108,481	40,345,744	(3,442,200)	36,903,544
Evolving World Growth Fund	140,978,290	37,104,501	(4,344,373)	32,760,128
Emerging Market Equity Fund	13,609,735	3,196,163	(406,189)	2,789,974
Global Equity Fund	70,830,685	20,271,601	(1,199,844)	19,071,757
Global Growth and Income Fund	141,135,164	23,719,441	(4,283,905)	19,435,536
Total Return Bond Fund	50,969,118	1,573,444	(200,696)	1,372,748
High Income Opportunities Fund	51,068,689	974,566	(2,108,906)	(1,134,340)
Short-Term Bond Fund	223,468,064	2,279,126	(48,866)	2,230,260

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.